THE
                            FLIPPIN, BRUCE & PORTER
                                     FUNDS

                                  ANNUAL REPORT
                                 March 31, 2000

                          FBP Contrarian Balanced Fund
                           FBP Contrarian Equity Fund

INVESTMENT ADVISOR
Flippin, Bruce & Porter, Inc.
800 Main Street, Suite 202
P.O. Box 6138
Lynchburg, Virginia 24505
800-FBP-9375

TRANSFER AGENT AND SHAREHOLDER SERVICING AGENT
Integrated Fund Services, Inc.
P.O. Box 5354
Cincinnati, Ohio 45201-5354
800-443-4249

LEGAL COUNSEL
Sullivan & Worcester LLP
One Post Office Square
Boston, Massachusetts 02109

OFFICERS
John M. Flippin, President
John T. Bruce, Vice President
  and Portfolio Manager
R. Gregory Porter, III, Vice President

TRUSTEES
Austin Brockenbrough, III
John T. Bruce
Charles M. Caravati, Jr.
J. Finley Lee, Jr.
Richard Mitchell
Richard L. Morrill
Harris V. Morrissette
Erwin H. Will, Jr.
Samuel B. Witt, III

LETTER TO SHAREHOLDERS                                              MAY 23, 2000
================================================================================

We are pleased to report on the progress of your Fund and its investments for the fiscal year ended March 31, 2000. The following table displays the annualized total return (capital change plus income) of the Funds for the most recent year and longer time periods.

                                               Twelve         Three        Five
                                               Months         Years       Years
                                               ---------------------------------
FBP Contrarian Equity Fund ..............      -5.40%         12.28%      16.62%
FBP Contrarian Balanced Fund ............      -1.87%         11.59%      14.07%

REVIEW AND OUTLOOK

The past year has been a difficult period of performance as the value style of management has been out of favor. Common stock returns were dominated by the excitement of high growth industries such as technology, telecommunication, biotechnology and most anything related to the Internet, as valuations expanded to unprecedented levels. Simultaneously, valuations for stocks with value characteristics compressed to lows not witnessed in many years. As a general rule, stocks with the highest valuations performed the best, while those with attractive valuations performed poorly. Federal Reserve actions to raise short-term interest rates to slow the economy and prevent future inflation negatively impacted the earnings expectations of traditional value stocks. Additionally, momentum investing came into vogue as the thought of owning companies for any reason other than price appreciation was dismissed. Much of this thinking changed during mid March, just before the fiscal year-end. Since March 10, 2000, which was the day the NASDAQ Index peaked, the Funds have improved nicely in valuation while the previous high technology leaders have dropped substantially in price.

The outlook for the economy this year continues to be excellent. Gross Domestic Product is expected to increase about 4.5 to 5% for the year. Unemployment remains low and inflation should only move up modestly to 2.5 - 3%. Corporate profits are now forecasted to increase 10 - 15%, which is higher than previously expected. The risk to this outlook is future interest rate increases by the Federal Reserve, which could slow the economy more than expected. Such action on a short-term basis can be negative for financial markets, but longer term is a positive. The economy is adapting quickly to technological advances and we believe it is the established companies in the marketplace, or "Old Economy" stocks, that will benefit as they change their business models and become more competitive.

Our investment process for stocks is geared toward thorough fundamental research, combined with an understanding of historical valuation relationships to judge which investments are appropriate for the Funds. The recovery in price in recent weeks, we believe, reflects an indication of the potential for the Funds. We continue to find high quality companies with real earnings and assets, which are trading, in many cases, well below normal valuations and at levels not seen for many years. We are taking advantage of opportunities in the bond market by gradually increasing the corporate and agency investments in the Balanced Fund, as a result of widening yield spreads over U.S. Treasuries.

Again, we recognize that this past year has been a disappointment in performance, for all of us as shareholders. We believe strongly in our investment approach and its ability to provide competitive returns on a long-term basis. Our firm continues to grow and we are committed to providing the necessary people and resources to meet the Funds' investment objectives. We thank you for your continued confidence and investment in The Flippin, Bruce & Porter Funds.

/s/ John T. Bruce

John T. Bruce, CFA
Vice President-Portfolio Manager

COMPARATIVE CHARTS

Performance for each Fund is compared below to the most appropriate broad-based index, the S&P 500, an unmanaged index of 500 large common stocks. Over time, this index has outpaced the FBP Contrarian Balanced Fund which maintains at least 25% in bonds. Balanced funds have the growth potential to outpace inflation, but they will typically lag a 100% stock index over the long-term because of the bond portion of their portfolios. However, the advantage of the bond portion is that it can make the return and principal of a balanced fund more stable than a portfolio completely invested in stocks. Results are also compared to the Consumer Price Index, a measure of inflation.

                           FBP CONTRARIAN EQUITY FUND

Comparison of the Change in Value of a $10,000 Investment in the FBP Contrarian
   Equity Fund, the Standard & Poor's 500 Index and the Consumer Price Index

                                           March 2000
                                           ----------
FBP Contrarian Equity Fund                   $25,246
Standard & Poor's 500 Index                  $38,346
Consumer Price Index                         $11,772

Past performance is not predictive of future performance.

                      ------------------------------------
                           FBP Contrarian Equity Fund
                          Average Annual Total Returns

                      1 Year    5 Years   Since Inception*
                      (5.40)%    16.62%        14.88%
                      ------------------------------------

             * Initial public offering of shares was July 30, 1993

                          FBP CONTRARIAN BALANCED FUND

Comparison of the Change in Value of a $10,000 Investment in the FBP Contrarian
  Balanced Fund, the Stancerd & Poor's 500 Index and the Consumer Price Index

                                           March 2000
                                           ----------
FBP Contrarian Balanced Fund                 $30,545
Standard & Poor's 500 Index                  $61,556
Consumer Price Index                         $13,719

Past performance is not predictive of future performance.


                      ------------------------------------
                          FBP Contrarian Balanced Fund
                          Average Annual Total Returns

                      1 Year    5 Years   Since Inception*
                      (1.87)%    14.07%        11.96%
                      ------------------------------------

              * Initial public offering of shares was July 3, 1989

FBP CONTRARIAN EQUITY FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2000
================================================================================
    SHARES    COMMON STOCKS -- 96.3%                                   VALUE
--------------------------------------------------------------------------------
              CHEMICALS-- 2.7%
     7,000    Dow Chemical Company .............................   $    798,000
    20,000    Great Lakes Chemical Corporation .................        680,000
                                                                   ------------
                                                                      1,478,000
                                                                   ------------
              COMMERCIAL BANKING -- 12.2%
    50,000    Banc One Corporation .............................      1,718,750
    34,000    BankAmerica Corporation ..........................      1,782,875
    16,000    Chase Manhattan Corporation ......................      1,395,000
    31,875    Citigroup, Inc. ..................................      1,890,586
                                                                   ------------
                                                                      6,787,211
                                                                   ------------
              COMMUNICATIONS-- 2.6%
    11,500    GTE Corporation ..................................        816,500
    18,000    Harris Corporation ...............................        622,125
                                                                   ------------
                                                                      1,438,625
                                                                   ------------
              COMPUTERS/COMPUTER TECHNOLOGY SERVICES-- 12.5%
    20,000    Compaq Computer Corporation ......................        532,500
    20,000    Electronic Data Systems Corporation ..............      1,283,750
     6,600    Hewlett-Packard Company(b) .......................        874,913
    24,000    International Business Machines Corporation ......      2,832,000
    50,000    Novell, Inc.(a) ..................................      1,431,250
                                                                   ------------
                                                                      6,954,413
                                                                   ------------
              CONSUMER GOODS & SERVICES -- 7.6%
    50,000    American Greetings Corporation - Class A .........        912,500
    84,000    Archer-Daniels-Midland Company ...................        871,500
    76,000    Cendant Corporation(a) ...........................      1,406,000
    11,400    Philip Morris Companies, Inc. ....................        240,825
    40,000    Shaw Industries, Inc. ............................        607,500
    13,000    UST, Inc. ........................................        203,125
                                                                   ------------
                                                                      4,241,450
              DRUGS/MEDICAL EQUIPMENT-- 7.5%
    11,000    Amgen, Inc.(a) ...................................        675,125
    16,000    Bristol-Myers Squibb Company .....................        924,000
    16,000    Johnson & Johnson ................................      1,121,000
    35,000    Mallinckrodt, Inc. ...............................      1,006,250
     7,600    Merck & Company, Inc. ............................        472,150
                                                                   ------------
                                                                      4,198,525
                                                                   ------------
              DURABLE GOODS-- 5.5%
    30,000    Armstrong World Industries, Inc. .................        536,250
    43,000    Engelhard Corporation ............................        650,375
     4,150    General Electric Company .........................        644,028
    88,000    Waste Management, Inc. ...........................      1,204,500
                                                                   ------------
                                                                      3,035,153
                                                                   ------------

FBP CONTRARIAN EQUITY FUND
PORTFOLIO OF INVESTMENTS (Continued)
================================================================================
    SHARES    COMMON STOCKS -- 96.3% (CONTINUED)                       VALUE
--------------------------------------------------------------------------------
              FINANCE-- 4.8%
    25,000    SLM Holding Corporation ..........................   $    832,813
    37,000    The St. Paul Companies, Inc. .....................      1,262,625
    56,000    United Dominion Realty ...........................        563,500
                                                                   ------------
                                                                      2,658,938
                                                                   ------------
              FUNERAL SERVICES-- 0.5%
   100,000    Service Corporation International ................        300,000
                                                                   ------------
              INSURANCE-- 5.8%
    24,400    Aetna Life & Casualty Company ....................      1,358,775
     5,500    The Chubb Corporation ............................        371,594
    90,000    UnumProvident Corporation ........................      1,530,000
                                                                   ------------
                                                                      3,260,369
                                                                   ------------
              OIL & GAS-- 6.4%
    20,000    El Paso Energy Corporation .......................        807,500
    16,400    Equitable Resources, Inc. ........................        734,925
    15,000    Kerr-McGee Corporation ...........................        866,250
    13,000    Schlumberger Limited .............................        994,500
     3,523    Transocean Sedco Forex, Inc. .....................        180,773
                                                                   ------------
                                                                      3,583,948
                                                                   ------------
              PACKAGING-- 1.7%
    58,000    Crown Cork & Seal Company, Inc. ..................        928,000
                                                                   ------------
              PHOTOGRAPHICAL PRODUCTS-- 2.3%
    24,000    Eastman Kodak Company ............................      1,303,500
                                                                   ------------
              PRINTING-- 2.4%
    65,000    R. R. Donnelley & Sons Company ...................      1,360,937
                                                                   ------------
              RETAIL STORES-- 14.7%
    19,000    Avado Brands, Inc. ...............................         53,437
    40,000    CBRL Group, Inc. .................................        400,000
    30,000    Circuit City Stores, Inc. ........................      1,826,250
    85,000    Dillard's, Inc. ..................................      1,397,187
    48,000    IKON Office Solutions, Inc. ......................        297,000
    45,000    K-Mart Corporation(a) ............................        435,938
    45,000    SUPERVALU, INC ...................................        852,188
    60,000    The Pep Boys - Manny, Moe & Jack .................        356,250
    80,000    Toys R Us, Inc.(a) ...............................      1,185,000
    25,400    Wal-Mart Stores, Inc. ............................      1,409,700
                                                                   ------------
                                                                      8,212,950
                                                                   ------------
              TRANSPORTATION-- 6.3%
    30,000    FedEx Corporation(a) .............................      1,170,000
    35,000    Trinity Industries, Inc. .........................        829,063
    39,000    Union Pacific Corporation ........................      1,525,875
                                                                   ------------
                                                                      3,524,938
                                                                   ------------

FBP CONTRARIAN EQUITY FUND
PORTFOLIO OF INVESTMENTS (Continued)
================================================================================
    SHARES    COMMON STOCKS -- 96.3% (CONTINUED)                       VALUE
--------------------------------------------------------------------------------
              TRAVEL & INVESTMENT SERVICES-- 0.8%
     3,000    American Express Company(b) ......................   $    446,813
                                                                   ------------

              TOTAL COMMON STOCKS-- (Cost $45,715,560) .........   $ 53,713,770
                                                                   ------------

================================================================================
    SHARES    SHORT-TERM CORPORATE NOTES-- 4.1%                        VALUE
--------------------------------------------------------------------------------
   987,359    American Family Services Demand Note .............   $    987,359
   590,000    Warner Lambert Variable Demand Note ..............        590,000
   175,148    Wisconsin Corporate Central Credit
                Union Variable Demand Note .....................        175,148
   536,000    Wisconsin Electric Power Company
                Variable Demand Note ...........................        536,000
                                                                   ------------

              TOTAL SHORT-TERM CORPORATE NOTES (COST $2,288,507)   $  2,288,507
                                                                   ------------

              TOTAL INVESTMENTS AT VALUE-- 100.4%
                (COST $48,004,067) .............................   $ 56,002,277

              LIABILITIES IN EXCESS OF OTHER ASSETS--(0.4%)            (211,614)
                                                                   ------------


              NET ASSETS-- 100.0% ..............................   $ 55,790,663
                                                                   ============

(a)  Non-income producing security.

(b)  Security covers a call option.

================================================================================
FBP CONTRARIAN EQUITY FUND
SCHEDULE OF OPEN OPTIONS WRITTEN
MARCH 31, 2000
================================================================================
                                                    MARKET
  OPTION                                           VALUE OF          PREMIUMS
 CONTRACTS    COVERED CALL OPTIONS                  OPTIONS          RECEIVED
--------------------------------------------------------------------------------
              Hewlett-Packard Company,
        66      05/20/00 at $140 .............   $     54,450      $     79,404
                                                 ============      ============

See accompanying notes to financial statements.

FBP CONTRARIAN BALANCED FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2000
================================================================================
    SHARES    COMMON STOCKS -- 69.1%                                   VALUE
--------------------------------------------------------------------------------
              CHEMICALS-- 2.4%
     8,200    Dow Chemical Company .............................   $    934,800
    14,100    Great Lakes Chemical Corporation .................        479,400
                                                                   ------------
                                                                      1,414,200
                                                                   ------------
              COMMERCIAL BANKING-- 8.2%
    35,000    Banc One Corporation .............................      1,203,125
    20,000    BankAmerica Corporation ..........................      1,048,750
    15,350    Chase Manhattan Corporation ......................      1,338,328
    22,000    Citigroup, Inc. ..................................      1,304,875
                                                                   ------------
                                                                      4,895,078
                                                                   ------------
              COMMUNICATIONS-- 2.8%
    15,000    GTE Corporation ..................................      1,065,000
    17,000    Harris Corporation ...............................        587,563
                                                                   ------------
                                                                      1,652,563
                                                                   ------------
              COMPUTERS/COMPUTER TECHNOLOGY SERVICES-- 9.1%
    11,500    Compaq Computer Corporation ......................        306,188
    20,000    Electronic Data Systems Corporation ..............      1,283,750
     4,100    Hewlett-Packard Company(b) .......................        543,506
    17,600    International Business Machines Corporation ......      2,076,800
    43,000    Novell, Inc.(a) ..................................      1,230,875
                                                                   ------------
                                                                      5,441,119
                                                                   ------------
              CONSUMER GOODS & SERVICES -- 6.0%
    33,000    American Greetings Corporation - Class A .........        602,250
    66,150    Archer-Daniels-Midland Company ...................        686,306
    70,000    Cendant Corporation(a) ...........................      1,295,000
    19,000    Philip Morris Companies, Inc. ....................        401,375
    29,000    Shaw Industries, Inc. ............................        440,437
     8,500    UST, Inc. ........................................        132,813
                                                                   ------------
                                                                      3,558,181
                                                                   ------------
              DRUGS/MEDICAL EQUIPMENT-- 5.1%
     7,500    Amgen, Inc.(a) ...................................        460,313
    12,200    Bristol-Myers Squibb Company .....................        704,550
    10,000    Johnson & Johnson ................................        700,625
    28,000    Mallinckrodt, Inc. ...............................        805,000
     6,400    Merck & Company, Inc. ............................        397,600
                                                                   ------------
                                                                      3,068,088
                                                                   ------------
              DURABLE GOODS-- 4.5%
    30,000    Armstrong World Industries, Inc. .................        536,250
    30,500    Engelhard Corporation ............................        461,312
     6,000    General Electric Company .........................        931,125
    55,000    Waste Management, Inc.(a) ........................        752,812
                                                                   ------------
                                                                      2,681,499
                                                                   ------------

FBP CONTRARIAN BALANCED FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES    COMMON STOCKS -- 69.1% (CONTINUED)                      VALUE
--------------------------------------------------------------------------------
              FINANCE-- 3.8%
    24,000    SLM Holding Corporation ..........................   $    799,500
    29,000    The St. Paul Companies, Inc. .....................        989,625
    50,000    United Dominion Realty ...........................        503,125
                                                                   ------------
                                                                      2,292,250
                                                                   ------------
              FUNERAL SERVICES-- 0.4%
    70,000    Service Corporation International ................        210,000
                                                                   ------------
              INSURANCE-- 4.0%
    11,300    Aetna Life & Casualty Company ....................        629,269
     7,000    American International Group .....................        766,500
    60,000    UnumProvident Corporation ........................      1,020,000
                                                                   ------------
                                                                      2,415,769
                                                                   ------------
              OIL & GAS-- 4.7%
    20,000    El Paso Energy Corporation .......................        807,500
     6,800    Equitable Resources, Inc. ........................        304,725
    10,000    Kerr-McGee Corporation ...........................        577,500
    12,000    Schlumberger Limited .............................        918,000
     3,388    Transocean Sedco Forex Inc. ......................        173,846
                                                                   ------------
                                                                      2,781,571
                                                                   ------------
              PACKAGING-- 1.1%
    40,000    Owens-Illinios, Inc. .............................        675,000
                                                                   ------------
              PHOTOGRAPHICAL PRODUCTS-- 1.0%
    11,000    Eastman Kodak Company ............................        597,437
                                                                   ------------
              PRINTING-- 1.6%
    46,000    R. R. Donnelley & Sons Company ...................        963,125
                                                                   ------------
              RETAIL STORES-- 9.3%
    23,300    Avado Brands, Inc. ...............................         65,531
    15,000    CBRL Group, Inc. .................................        150,000
    21,200    Circuit City Stores, Inc. ........................      1,290,550
    59,000    Dillard's, Inc. ..................................        969,812
    34,000    IKON Office Solutions, Inc. ......................        210,375
    39,500    K-Mart Corporation(a) ............................        382,656
    34,000    SUPERVALU, INC ...................................        643,875
    48,000    Toys R Us, Inc.(a) ...............................        711,000
    20,000    Wal-Mart Stores, Inc. ............................      1,110,000
                                                                   ------------
                                                                      5,533,799
                                                                   ------------
              TRANSPORTATION-- 3.8%
    20,200    FedEx Corporation(a) .............................        787,800
    20,000    Trinity Industries, Inc. .........................        473,750
    25,000    Union Pacific Corporation ........................        978,125
                                                                   ------------
                                                                      2,239,675
                                                                   ------------

FBP CONTRARIAN BALANCED FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES    COMMON STOCKS -- 69.1% (CONTINUED)                       VALUE
--------------------------------------------------------------------------------
              TRAVEL & INVESTMENT SERVICES-- 1.3%
     5,500    American Express Company .........................   $    819,156
                                                                   ------------

              TOTAL COMMON STOCKS (Cost $26,842,565) ...........   $ 41,238,510
                                                                   ------------

================================================================================
 PAR VALUE    U.S. GOVERNMENT AND AGENCY OBLIGATIONS-- 16.2%           VALUE
--------------------------------------------------------------------------------
              U.S. TREASURY NOTES-- 11.7%
$1,000,000      5.875%, due 06/30/00 ...........................   $    999,688
 1,000,000      4.625%, due 12/31/00 ...........................        986,875
   500,000      5.625%, due 02/28/01 ...........................        496,563
 1,000,000      4.875%, due 03/31/01 ...........................        985,000
   750,000      5.625%, due 05/15/01 ...........................        743,204
   750,000      6.125%, due 12/31/01 ...........................        744,610
   500,000      6.625%, due 04/30/02 ...........................        500,782
   500,000      6.375%, due 08/15/02 ...........................        498,594
   500,000      6.25%, due 02/15/03 ............................        497,344
   500,000      7.25%, due 05/15/04 ............................        515,469
                                                                   ------------
                                                                      6,968,129
                                                                   ------------
              FEDERAL HOME LOAN BANK BONDS -- 4.5%
 1,000,000      7.00%, due 07/02/09 ............................        957,267
   855,000      6.75%, due 03/28/14 ............................        783,563
 1,000,000      8.00%, due 08/19/14 ............................        974,805
                                                                   ------------
                                                                      2,715,635
                                                                   ------------

              TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
                (Cost $9,764,605) ..............................   $  9,683,764
                                                                   ------------

================================================================================
 PAR VALUE    CORPORATE BONDS -- 11.9%                                 VALUE
--------------------------------------------------------------------------------
              FINANCE-- 5.0%
              Bankers Trust New York Corporation,
$  750,000      7.375%, due 05/01/08 ...........................   $    734,204
              General Motors Acceptance Corporation,
 1,000,000      5.50%, due 01/14/02 ............................        969,670
              Macsaver Financial Services,
   500,000      7.60%, due 08/01/07 ............................        295,000
              Northern Trust Company,
 1,000,000      7.10%, due 08/01/09 ............................        964,766
                                                                   ------------
                                                                      2,963,640
                                                                   ------------
              INDUSTRIAL-- 5.3%
              Hertz Corporation,
 1,000,000      6.00%, due 01/15/03 ............................        954,910
              Hilton Hotels Corporation,
   300,000      7.70%, due 07/15/02 ............................        292,741
              The Kroger Company,
 1,000,000      7.65%, due 04/15/07 ............................        976,036

FBP CONTRARIAN BALANCED FUND
PORTFOLIO OF INVESTMENTS (Continued)
================================================================================
 PAR VALUE    CORPORATE BONDS-- 11.9% (CONTINUED)                      VALUE
--------------------------------------------------------------------------------
              INDUSTRIAL-- 5.3% (CONTINUED)
              Raychem Corporation,
$1,000,000      7.20%, due 10/15/08 ............................   $    967,304
                                                                   ------------
                                                                      3,190,991
              UTILITIES-- 1.6%
              Ohio Power Company,
 1,000,000      6.75%, due 07/01/04 ............................        969,190
                                                                   ------------

              TOTAL CORPORATE BONDS (Cost $7,459,141) ..........   $  7,123,821
                                                                   ------------

================================================================================
    SHARES    SHORT-TERM CORPORATE NOTES-- 2.3%                        VALUE
--------------------------------------------------------------------------------
   705,884      Warner Lambert Variable Demand Note ............   $    705,884
   198,946      Wisconsin Corporate Central Credit
                  Union Variable Demand Note ...................        198,946
   470,256      Wisconsin Electric Power Company
                  Variable Demand Note .........................        470,256
                                                                   ------------

              TOTAL SHORT-TERM CORPORATE NOTES (COST $1,375,086)   $  1,375,086
                                                                   ------------

              TOTAL INVESTMENTS AT VALUE-- 99.5%
                (COST $45,441,397) .............................   $ 59,421,181

              OTHER ASSETS IN EXCESS OF LIABILITIES-- 0.5%              251,363
                                                                   ------------

              NET ASSETS-- 100.0%                                  $ 59,672,544
                                                                   ============

(a)  Non-income producing security.

(b)  Security covers a call option.

FBP CONTRARIAN BALANCED FUND
SCHEDULE OF OPEN OPTIONS WRITTEN
MARCH 31, 2000
================================================================================
                                                    MARKET
  OPTION                                           VALUE OF          PREMIUMS
 CONTRACTS    COVERED CALL OPTIONS                  OPTIONS          RECEIVED
--------------------------------------------------------------------------------
              Hewlett-Packard Company,
        41      05/20/00 at $110 ............    $     33,825      $     49,327
                                                 ============      ============

See accompanying notes to financial statements.

THE FLIPPIN, BRUCE & PORTER FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
MARCH 31, 2000
============================================================================================
                                                                    FBP             FBP
                                                                Contrarian       Contrarian
                                                                  Equity          Balanced
                                                                   Fund             Fund
--------------------------------------------------------------------------------------------
ASSETS
   Investments in securities:
      At acquisition cost .................................    $ 48,004,067     $ 45,441,397
                                                               ============     ============
      At value (Note 1) ...................................    $ 56,002,277     $ 59,421,181
   Dividends and interest receivable ......................         116,203          367,863
   Receivable for capital shares sold .....................           6,681           11,845
   Other assets ...........................................           6,282            6,913
                                                               ------------     ------------
      TOTAL ASSETS ........................................      56,131,443       59,807,802
                                                               ------------     ------------
LIABILITIES
   Dividends payable ......................................           3,330           19,859
   Payable for capital shares redeemed ....................         222,146           26,764
   Accrued investment advisory fees (Note 3) ..............          31,121           34,421
   Accrued administration fees (Note 3) ...................           8,115            8,815
   Other accrued expenses and liabilities .................          21,618           11,574
   Covered call options, at value (Notes 1 and 4)
      (premiums received $79,404 and $49,327, respectively)          54,450           33,825
                                                               ------------     ------------
      TOTAL LIABILITIES ...................................         340,780          135,258
                                                               ------------     ------------

NET ASSETS ................................................    $ 55,790,663     $ 59,672,544
                                                               ============     ============

Net assets consist of:
   Paid-in capital ........................................    $ 48,526,258     $ 45,317,605
   Accumulated net realized gains (losses)
      from security transactions ..........................        (758,759)         359,653
   Net unrealized appreciation on investments .............       8,023,164       13,995,286
                                                               ------------     ------------
Net assets ................................................    $ 55,790,663     $ 59,672,544
                                                               ============     ============

Shares of beneficial interest outstanding (unlimited
   number of shares authorized, no par value) .............       2,679,549        3,371,292
                                                               ============     ============
Net asset value, offering price and redemption
   price per share (Note 1) ...............................    $      20.82     $      17.70
                                                               ============     ============

See accompanying notes to financial statements.

THE FLIPPIN, BRUCE & PORTER FUNDS
STATEMENTS OF OPERATIONS
YEAR ENDED MARCH 31, 2000
===================================================================================================
                                                                            FBP             FBP
                                                                         Contrarian      Contrarian
                                                                           Equity         Balanced
                                                                            Fund            Fund
---------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Interest ........................................................    $   129,796     $ 1,272,671
   Dividends .......................................................        877,412         734,532
                                                                        -----------     -----------
      TOTAL INVESTMENT INCOME ......................................      1,007,208       2,007,203
                                                                        -----------     -----------
EXPENSES
   Investment advisory fees (Note 3) ...............................        401,831         477,345
   Administration fees (Note 3) ....................................         99,752         114,954
   Custodian fees ..................................................         11,622          10,814
   Professional fees ...............................................          8,226          11,826
   Postage and supplies ............................................          4,600          10,164
   Trustees' fees and expenses .....................................          8,279           8,279
   Registration fees ...............................................         13,401           8,136
   Printing of shareholder reports .................................          7,047           4,447
   Pricing costs ...................................................          1,373           4,456
   Insurance expense ...............................................          1,898           2,785
   Other expenses ..................................................          1,744             414
                                                                        -----------     -----------
      TOTAL EXPENSES ...............................................        559,773         653,620
                                                                        -----------     -----------

NET INVESTMENT INCOME ..............................................        447,435       1,353,583
                                                                        -----------     -----------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
   Net realized gains on security transactions .....................         19,813       3,284,271
   Net realized gains on option contracts written ..................        181,902         155,564
   Net change in unrealized appreciation/depreciation on investments     (4,466,329)     (5,918,726)
                                                                        -----------     -----------

NET REALIZED AND UNREALIZED LOSSES ON INVESTMENTS ..................     (4,264,614)     (2,478,891)
                                                                        -----------     -----------

NET DECREASE IN NET ASSETS FROM OPERATIONS .........................    $(3,817,179)    $(1,125,308)
                                                                        ===========     ===========

See accompanying notes to financial statements.

THE FLIPPIN, BRUCE & PORTER FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
========================================================================================================================
                                                                FBP Contrarian                   FBP Contrarian
                                                                  Equity Fund                     Balanced Fund
                                                         ---------------------------------------------------------------
                                                             Year             Year             Year             Year
                                                            Ended            Ended            Ended            Ended
                                                           March 31,        March 31,        March 31,        March 31,
                                                             2000             1999             2000             1999
------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income ............................    $    447,435     $    242,390     $  1,353,583     $  1,191,705
   Net realized gains on:
      Security transactions .........................          19,813          685,564        3,284,271        2,907,950
      Option contracts written ......................         181,902           40,022          155,564           45,055
   Net change in unrealized appreciation/
      depreciation on investments ...................      (4,466,329)       2,399,274       (5,918,726)         954,092
                                                         ------------     ------------     ------------     ------------
Net increase (decrease) in net assets from operations      (3,817,179)       3,367,250       (1,125,308)       5,098,802
                                                         ------------     ------------     ------------     ------------
DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income .......................        (447,435)        (243,458)      (1,353,716)      (1,195,675)
   From net realized gains ..........................        (960,474)        (725,822)      (3,080,182)      (2,953,025)
                                                         ------------     ------------     ------------     ------------
Decrease in net assets from
   distributions to shareholders ....................      (1,407,909)        (969,280)      (4,433,898)      (4,148,700)
                                                         ------------     ------------     ------------     ------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold ........................      37,998,156        9,849,442       10,283,683        9,396,418
   Net asset value of shares issued in reinvestment
      of distributions to shareholders ..............       1,209,728          836,052        4,276,985        4,014,589
   Payments for shares redeemed .....................     (23,170,015)      (3,427,898)     (14,291,631)      (5,338,725)
                                                         ------------     ------------     ------------     ------------
Net increase in net assets from
   capital share transactions .......................      16,037,869        7,257,596          269,037        8,072,282
                                                         ------------     ------------     ------------     ------------
TOTAL INCREASE (DECREASE) IN
   NET ASSETS .......................................      10,812,781        9,655,566       (5,290,169)       9,022,384

NET ASSETS
   Beginning of year ................................      44,977,882       35,322,316       64,962,713       55,940,329
                                                         ------------     ------------     ------------     ------------
   End of year (including undistributed net
      investment income of $0, $0,
      $0 and $133, respectively) ....................    $ 55,790,663     $ 44,977,882     $ 59,672,544     $ 64,962,713
                                                         ============     ============     ============     ============

CAPITAL SHARE ACTIVITY
   Sold .............................................       1,730,106          471,229          541,893          494,996
   Reinvested .......................................          55,478           39,117          232,354          213,289
   Redeemed .........................................      (1,098,843)        (164,500)        (759,067)        (284,114)
                                                         ------------     ------------     ------------     ------------
   Net increase in shares outstanding ...............         686,741          345,846           15,180          424,171
   Shares outstanding at beginning of year ..........       1,992,808        1,646,962        3,356,112        2,931,941
                                                         ------------     ------------     ------------     ------------
   Shares outstanding at end of year ................       2,679,549        1,992,808        3,371,292        3,356,112
                                                         ============     ============     ============     ============

See accompanying notes to financial statements.

FBP CONTRARIAN EQUITY FUND
FINANCIAL HIGHLIGHTS
=============================================================================================================================
                                              Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Year
-----------------------------------------------------------------------------------------------------------------------------
                                                                                Years Ended March 31,
                                                        ---------------------------------------------------------------------
                                                           2000           1999           1998           1997           1996
-----------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year ...............    $   22.57      $   21.45      $   16.08      $   14.21      $   11.21
                                                        ---------      ---------      ---------      ---------      ---------
Income (loss) from investment operations:
   Net investment income ...........................         0.18           0.13           0.19           0.22           0.24
   Net realized and unrealized gains (losses)
      on investments ...............................        (1.38)          1.50           5.98           2.24           3.05
                                                        ---------      ---------      ---------      ---------      ---------
Total from investment operations ...................        (1.20)          1.63           6.17           2.46           3.29
                                                        ---------      ---------      ---------      ---------      ---------
Less distributions:
   Dividends from net investment income ............        (0.18)         (0.13)         (0.19)         (0.22)         (0.24)
   Distributions from net realized gains ...........        (0.37)         (0.38)         (0.61)         (0.37)         (0.05)
                                                        ---------      ---------      ---------      ---------      ---------
Total distributions ................................        (0.55)         (0.51)         (0.80)         (0.59)         (0.29)
                                                        ---------      ---------      ---------      ---------      ---------

Net asset value at end of year .....................    $   20.82      $   22.57      $   21.45      $   16.08      $   14.21
                                                        =========      =========      =========      =========      =========

Total return .......................................        (5.40%)         7.74%         38.90%         17.65%         29.54%
                                                        =========      =========      =========      =========      =========

Net assets at end of year (000's) ..................    $  55,791      $  44,978      $  35,322      $  16,340      $   9,090
                                                        =========      =========      =========      =========      =========

Ratio of net expenses to average net assets(a) .....         1.04%          1.08%          1.12%          1.21%          1.25%

Ratio of net investment income to average net assets         0.83%          0.63%          1.04%          1.50%          1.89%

Portfolio turnover rate ............................           20%            18%            10%             9%            12%

(a) Absent fee waivers and/or expense reimbursements by the Advisor, the ratios of expenses to average net assets would have been 1.25% and 1.67% for the years ended March 31, 1997, and 1996, respectively.

See accompanying notes to financial statements.

FBP CONTRARIAN BALANCED FUND
FINANCIAL HIGHLIGHTS
=============================================================================================================================
                                              Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Year
-----------------------------------------------------------------------------------------------------------------------------
                                                                                Years Ended March 31,
                                                        ---------------------------------------------------------------------
                                                           2000           1999           1998           1997           1996
-----------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year ...............    $   19.36      $   19.08      $   15.87      $   14.86      $   12.80
                                                        ---------      ---------      ---------      ---------      ---------
Income (loss) from investment operations:
   Net investment income ...........................         0.40           0.39           0.41           0.42           0.43
   Net realized and unrealized gains (losses)
      on investments ...............................        (0.74)          1.21           4.26           1.49           2.44
                                                        ---------      ---------      ---------      ---------      ---------
Total from investment operations ...................        (0.34)          1.60           4.67           1.91           2.87
                                                        ---------      ---------      ---------      ---------      ---------
Less distributions:
   Dividends from net investment income ............        (0.40)         (0.39)         (0.41)         (0.42)         (0.43)
   Distributions from net realized gains ...........        (0.92)         (0.93)         (1.05)         (0.48)         (0.38)
                                                        ---------      ---------      ---------      ---------      ---------
Total distributions ................................        (1.32)         (1.32)         (1.46)         (0.90)         (0.81)
                                                        ---------      ---------      ---------      ---------      ---------

Net asset value at end of year .....................    $   17.70      $   19.36      $   19.08      $   15.87      $   14.86
                                                        =========      =========      =========      =========      =========

Total return .......................................        (1.87%)         8.74%         30.22%         13.15%         22.86%
                                                        =========      =========      =========      =========      =========

Net assets at end of year (000's) ..................    $  59,673      $  64,963      $  55,940      $  40,854      $  35,641
                                                        =========      =========      =========      =========      =========

Ratio of net expenses to average net assets ........         1.02%          1.04%          1.04%          1.08%          1.17%

Ratio of net investment income to average net assets         2.11%          2.05%          2.33%          2.65%          3.04%

Portfolio turnover rate ............................           31%            25%            21%            24%            17%

See accompanying notes to financial statements.

THE FLIPPIN, BRUCE & PORTER FUNDS
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2000
================================================================================

1.   SIGNIFICANT ACCOUNTING POLICIES

The FBP Contrarian Equity Fund and the FBP Contrarian Balanced Fund (the Funds) are no-load, diversified series of the Williamsburg Investment Trust (the Trust), an open-end management investment company registered under the Investment Company Act of 1940. The Trust was organized as a Massachusetts business trust on July 18, 1988.

The FBP Contrarian Equity Fund seeks long-term growth of capital through investment in a diversified portfolio comprised primarily of equity securities, with current income as a secondary objective.

The FBP Contrarian Balanced Fund seeks long-term capital appreciation and current income through investment in a balanced portfolio of equity and fixed income securities assuming a moderate level of investment risk.

The following is a summary of the Funds' significant accounting policies:

Securities valuation -- The Funds' portfolio securities are valued as of the close of business of the regular session of the New York Stock Exchange (normally 4:00 p.m., Eastern time). Securities which are traded over-the-counter are valued at the last sales price, if available, otherwise, at the last quoted bid price. Securities traded on a national stock exchange are valued based upon the closing price on the principal exchange where the security is traded. It is expected that fixed income securities will ordinarily be traded in the over-the-counter market, and common stocks will ordinarily be traded on a national securities exchange, but may also be traded in the over-the-counter market. When market quotations are not readily available, fixed income securities may be valued on the basis of prices provided by an independent pricing service.

Repurchase agreements -- The Funds may enter into joint repurchase agreements with other funds within the Trust. The joint repurchase agreement, which is collateralized by U.S. Government obligations, is valued at cost which, together with accrued interest, approximates market value. At the time the Funds enter into the joint repurchase agreement, the Funds take possession of the underlying securities and the seller agrees that the value of the underlying securities, including accrued interest, will at all times be equal to or exceed the face amount of the repurchase agreement. In addition, each Fund actively monitors and seeks additional collateral, as needed.

Share valuation -- The net asset value per share of each Fund is calculated daily by dividing the total value of each Fund's assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of each Fund is equal to the net asset value per share.

Investment income -- Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Discounts and premiums on securities purchased are amortized in accordance with income tax regulations.

Distributions to shareholders -- Dividends arising from net investment income are declared and paid quarterly to shareholders of each Fund. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Income distributions and capital gain distributions are determined in accordance with income tax regulations.

Security transactions -- Security transactions are accounted for on trade date. Cost of securities sold is determined on a specific identification basis.

Options transactions -- The Funds may write covered call options for which premiums are received and are recorded as liabilities, and are subsequently valued daily at the closing prices on their primary exchanges. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised increase the proceeds used to calculate the realized gain or loss on the sale of the security. If a closing purchase transaction is used to terminate the Funds' obligation on a call, a gain or loss will be realized, depending upon whether the price of the closing purchase transaction is more or less than the premium previously received on the call written.

Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax -- It is each Fund's policy to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is based upon the federal income tax cost of investment securities and covered call options as of March 31, 2000:

--------------------------------------------------------------------------------
                                              FBP Contrarian      FBP Contrarian
                                                Equity Fund        Balanced Fund
--------------------------------------------------------------------------------
Gross unrealized appreciation ..........       $ 15,706,080        $ 18,083,642
Gross unrealized depreciation ..........         (7,682,916)         (4,088,356)
                                               ============        ============
Net unrealized appreciation ............       $  8,023,164        $ 13,995,286
                                               ============        ============

Federal income tax cost ................       $ 47,924,663        $ 45,392,070
                                               ============        ============
--------------------------------------------------------------------------------

The FBP Contrarian Equity Fund had net realized capital losses of $758,759 during the period November 1, 1999 through March 31, 2000, which are treated for federal income tax purposes as arising during the Fund's tax year ending March 31, 2001. These "post-October" losses may be utilized in future years to offset net realized capital gains prior to distributing such gains to shareholders.

2.   INVESTMENT TRANSACTIONS

During the year ended March 31, 2000, cost of purchases and proceeds from sales and maturities of investment securities, other than short-term investments, amounted to $25,429,205 and $10,031,955, respectively, for the FBP Contrarian Equity Fund and $19,083,165 and $18,269,933, respectively, for the FBP Contrarian Balanced Fund.

3.   TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY AGREEMENT
The Funds' investments are managed by Flippin, Bruce & Porter, Inc. (the Advisor) under the terms of an Investment Advisory Agreement. Under the Investment Advisory Agreement, effective February 1, 2000, each Fund pays the Advisor a fee, which is computed and accrued daily and paid monthly, at an annual rate of .70% on its average daily net assets up to $250 million; .65% on the next $250 million of such net assets; and .50% on such net assets in excess of $500 million. Prior to February 1, 2000, each Fund paid the Advisor a fee, which was computed and accrued daily and paid monthly at an annual rate of .75% on its average daily net assets up to $250 million; .65% on the next $250 million of such net assets; and .50% on such net assets in excess of $500 million. Certain Trustees and officers of the Trust are also officers of the Advisor.

ADMINISTRATIVE SERVICES AGREEMENT
Under the terms of an Administrative Services Agreement between the Trust and Integrated Fund Services, Inc. (IFS), IFS provides administrative, pricing, accounting, dividend disbursing, shareholder servicing and transfer agent services for the Funds. For these services, IFS receives a monthly fee from each Fund at an annual rate of .20% on its average daily net assets up to $25 million; .175% on the next $25 million of such net assets; and .15% on such net assets in excess of $50 million, subject to a $2,000 minimum monthly fee for each Fund. In addition, each Fund pays IFS out-of-pocket expenses including, but not limited to, postage, supplies and costs of pricing the Funds' portfolio securities. Certain officers of the Trust are also officers of IFS, or of IFS Fund Distributors, Inc., the exclusive underwriter of each Funds' shares.

4.   COVERED CALL OPTIONS

A summary of covered call option contracts during the year ended March 31, 2000 is as follows:

---------------------------------------------------------------------------------------------------
                                                FBP Contrarian                FBP Contrarian
                                                  Equity Fund                  Balanced Fund
                                            -------------------------------------------------------
                                             Option          Option        Option          Option
                                            Contracts       Premiums      Contracts       Premiums
---------------------------------------------------------------------------------------------------
Options outstanding at beginning of year            55     $   31,062             85     $   65,437
Options written ........................           509        310,480            396        241,145
Options expired ........................          (363)      (181,903)          (295)      (155,564)
Options exercised ......................          (135)       (80,235)          (145)      (101,691)
                                            ----------     ----------     ----------     ----------
Options outstanding at end of year .....            66     $   79,404             41     $   49,327
                                            ==========     ==========     ==========     ==========
---------------------------------------------------------------------------------------------------

5.   FEDERAL TAX INFORMATION (UNAUDITED)

In accordance with federal tax requirements, the following provides shareholders with information concerning distributions from net realized gains, if any, made by the Funds during the year ended March 31, 2000.
On October 31, 1999, the FBP Contrarian Equity Fund declared and paid a long-term capital gain distribution of $0.3775 per share and the FBP Contrarian Balanced Fund declared and paid a long-term capital gain distribution of $0.8736 per share and a short-term capital gain distribution of $0.0501 per share. As required by federal regulations, shareholders received notification of their portion of the Funds' taxable capital gain distribution, if any, paid during the 1999 calendar year early in 2000.

REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

To the Shareholders and Board of Trustees
The Williamsburg Investment Trust
Cincinnati, Ohio

     We have audited the accompanying statements of assets and liabilities of the FBP Contrarian Equity Fund and the FBP Contrarian Balanced Fund, (each a series of The Williamsburg Investment Trust), including the portfolios of investments, as of March 31, 2000, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2000 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the FBP Contrarian Equity Fund and the FBP Contrarian Balanced Fund as of March 31, 2000, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.

                                                        Tait, Weller & Baker
Philadelphia, Pennsylvania
April 28, 2000

                                ----------------
                                    DAVENPORT
                                ----------------

                                   EQUITY FUND
                                ----------------

                                  ANNUAL REPORT
                                 March 31, 2000


THE DAVENPORT EQUITY FUND

INVESTMENT ADVISER
Davenport & Company LLC
One James Center
901 East Cary Street
Richmond, Virginia 23219-4037
1-800-281-3217

ADMINISTRATOR
Integrated Fund Services, Inc.
312 Walnut Street
P.O. Box 5354
Cincinnati, Ohio 45201-5354

CUSTODIAN
Firstar Bank
425 Walnut Street
Cincinnati, Ohio 45202

INDEPENDENT AUDITORS
Tait, Weller & Baker
Eight Penn Center Plaza, Suite 800
Philadelphia, Pennsylvania 19103

LEGAL COUNSEL
Sullivan & Worcester LLP
One Post Office Square
Boston, Massachusetts 02109

BOARD OF TRUSTEES
Austin Brockenbrough III
John T. Bruce
Charles M. Caravati, Jr.
J. Finley Lee, Jr.
Richard Mitchell
Richard L. Morrill
Harris V. Morrissette
Erwin H. Will, Jr.
Samuel B. Witt III

OFFICERS
Joseph L. Antrim III, President
Coleman Wortham III, Vice President
J. Lee Keiger III, Vice President
John P. Ackerly IV, Vice President

LETTER TO SHAREHOLDERS                                               MAY 8, 2000
================================================================================

Dear Fellow Shareholder:

We are pleased to report that for the quarter ended March 31, 2000 your Fund was up 4.3%. For the year ended March 31, 2000, the Fund increased 14.9% (since inception, the Fund has returned 16.0% on an average annual basis). For comparison, the Standard & Poors 500 Index and the Lipper Multi Cap Value Universe were up 2.3% and 0.2%, respectively, for the quarter, and 17.9% and 5.4%, respectively, for the year ended March 31, 2000.

The daily gyrations of stocks could not have been better for keeping CNN viewers glued to their sets. New Economy stocks maintained a strong lead going into the last month of the quarter and as of March 7, 2000, the NASDAQ was up 19%, while the Dow Jones Industrial Average was down 15%. The New Economy bulls' explanation for the 34 percentage point divergence is that technology companies are not impacted by rising interest rates because they are not users of credit and their sales and earnings are not economically sensitive. Cynical types might offer that technology investors are naive and do not understand that rising interest rates are bad for all stocks. After all, the old axiom "don't fight the Fed" is ingrained in many of our minds as a fundamental rule of investing.

In Peter Lynch's book on fundamental investing, Beating the Street, he lists 20 Golden Rules for investing. (Peter Lynch was the renowned manager of the Fidelity Magellan Fund from 1977-1990). Rule number nine states, "Avoid hot stocks in hot industries. Great companies in cold, non-growth industries are consistent winners." This tenet may have served Mr. Lynch well during his tenure when investing in undiscovered/undervalued stocks was successful, but if one remained steadfast to his rule, you missed a majority of the market's run the last three years. As the battle for market leadership wages on, we would guess that Mr. Lynch's advice will not seem as old fashioned as it may seem today to technology bulls, but perhaps will never sound as timely as it did in 1990.

SECURITIES ANALYSIS by Benjamin Graham and David Dodd has served as a guide for investing for almost seventy years. According to chapter thirty five, "For the vast majority of common stocks the dividend record and prospects have always been the most important factor controlling investment quality and value." Given the market's current lack of interest in dividends, this statement seems humorous to many and to others a sad testament to the speculative nature of current stock market conditions.

We continue to analyze the extreme valuation differences between many Old Economy stocks and New Economy stocks. For example, how should one value a company like Cisco? If one followed Mr. Lynch's rule you would never invest in the leading routers and switching company in the World. After all, one could hardly argue that Cisco, as the largest or second largest company in North America, depending on the day, is undiscovered. Warren Buffet would not consider investing in Cisco, because to paraphrase him, he does not understand technology and is not going to try. For disciples of Securities Analysis, even considering purchasing a stock that does not pay a dividend and trades at fifty times book value would be blasphemy.

Cisco is an expensive stock based on most valuation metrics, and yet revenues are growing at close to a 50% annual rate and earnings are growing much faster. The company enjoys a near monopoly position in its field and has an enviable reputation in making strategic acquisitions. One interesting element about the company is that at the end of every day they know on an earnings per share basis how much money they made or lost. Management of a company that can track its earnings daily should not be surprised by the final tally at quarter end. However, should a stock price like Cisco's that is based on tremendous future growth ever disappoint, Wall Street investors will be shocked at how quickly and how hard the stock is punished.

We understand the risks of investing in technology as well as the risk of "sticking your head in the sand and avoiding the group." In our investment process we strive to find the appropriate balance. After all, our retirement plan is invested in a similar manner. This balance is often uncomfortable, but as the indices that were so far apart in mid-March have since converged we are reminded of the benefits of diversification. We invest with an eye to participate in the tremendous potential of the technology sector by concentrating on the market leaders without losing sight of our overall value bias. We believe the benefits of technological advancements should begin to add value to companies outside the sector.

We are interested in investing in companies with strong management that prudently and productively allocate the capital entrusted to them by shareholders. The Internet and other technological advancements have increased the level of competition and opportunities for all companies. Many companies are investing heavily in technology. As with any significant capital expenditure, it will take time to discover which companies are investing wisely and which are investing foolishly. We believe the market will continue to reward companies that earn superior returns on their investment. This is one investment doctrine that has and should stand the test of time.

As stewards of our clients' assets and our own retirement plan, we take our fiduciary responsibility seriously. We continue to believe in the benefits of a well-diversified portfolio. To us this means having exposure to all major economic sectors of the market. To some, diversification has become a "fuddy duddy" term for those that are old fashioned. To us it is prudent in an environment in which the Dow Jones Industrial Average is up 300 points and the Nasdaq is down 300 points.

We look forward to facing the challenges in the market and reporting our progress to you in the months to come. We thank you for your continued interest.

                                                Sincerely,

                                                Davenport & Company LLC

For additional Fund inquiries please contact your investment executive, or call Davenport Asset Management at (888) 285-1863 or (804) 697-2999 to discover how we can add value to your investments.

PERFORMANCE INFORMATION
================================================================================

        Comparison of the Change in Value of a $10,000 Investment in the Davenport Equity Fund and the Standard & Poor's 500 Index

                                                                3/00
                                                               ------
            Davenport Equity Fund                             $16,241
            Standard & Poor's 500 Index                       $13,894
--------------------------------------------------------------------------------

                         ------------------------------
                              Davenport Equity Fund
                           Average Annual Total Return

                         1 Year        Since Inception*
                         14.93%             16.04%
                         ------------------------------

             *Initial public offering of shares was January 15, 1998

           Past performance is not predictive of future performance.

THE DAVENPORT EQUITY FUND
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2000
================================================================================
ASSETS
        Investments in securities:
                At acquisition cost ...........................    $ 61,085,301
                                                                   ============
                At market value (Note 1) ......................    $ 77,689,962
        Dividends receivable ..................................          63,471
        Receivable for investment securities sold .............       1,155,948
        Receivable for capital shares sold ....................         328,543
        Other assets ..........................................          24,458
                                                                   ------------
                TOTAL ASSETS ..................................      79,262,382
                                                                   ------------
LIABILITIES
        Dividends payable .....................................           1,869
        Payable for investment securities purchased ...........       1,127,571
        Payable for capital shares redeemed ...................         355,584
        Accrued investment advisory fees (Note 3) .............         133,499
        Accrued administration fees (Note 3) ..................          10,900
        Other accrued expenses and liabilities ................           7,107
                                                                   ------------
                TOTAL LIABILITIES .............................       1,636,530
                                                                   ------------

NET ASSETS ....................................................    $ 77,625,852
                                                                   ------------
Net assets consist of:
Paid-in capital ...............................................    $ 62,317,952
Accumulated net realized losses from security transactions ....      (1,296,761)
Net unrealized appreciation on investments ....................      16,604,661
                                                                   ------------
Net assets ....................................................    $ 77,625,852
                                                                   ============
Shares of beneficial interest outstanding
        (unlimited number of shares authorized, no par value) .       5,645,532
                                                                   ============
Net asset value, offering price and
        redemption price per share (Note 1) ...................    $      13.75
                                                                   ============

See accompanying notes to financial statements.

THE DAVENPORT EQUITY FUND
STATEMENT OF OPERATIONS
YEAR ENDED MARCH 31, 2000
================================================================================
INVESTMENT INCOME
        Dividends ............................................      $   876,600
        Interest .............................................           30,352
                                                                    -----------
                TOTAL INVESTMENT INCOME ......................          906,952
                                                                    -----------
EXPENSES
        Investment advisory fees (Note 3) ....................          501,397
        Administration fees (Note 3) .........................          118,941
        Printing of shareholder reports ......................           11,281
        Professional fees ....................................           10,626
        Registration fees ....................................           10,443
        Custodian fees .......................................           10,030
        Trustees' fees and expenses ..........................            8,206
        Other expenses .......................................            1,076
                                                                    -----------
                TOTAL EXPENSES ...............................          672,000
                                                                    -----------

NET INVESTMENT INCOME ........................................          234,952
                                                                    -----------
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
        Net realized losses from security transactions .......           (8,938)
        Net change in unrealized appreciation/
                depreciation on investments ..................        9,438,445
                                                                    -----------

NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS .............        9,429,507
                                                                    -----------

NET INCREASE IN NET ASSETS FROM OPERATIONS ...................      $ 9,664,459
                                                                    ===========

See accompanying notes to financial statements.

THE DAVENPORT EQUITY FUND
STATEMENTS OF CHANGES IN NET ASSETS
============================================================================================
                                                                   Year             Year
                                                                  Ended            Ended
                                                                 March 31,        March 31,
                                                                   2000             1999
--------------------------------------------------------------------------------------------
FROM OPERATIONS
        Net investment income .............................    $    234,952     $    282,941
        Net realized losses from security transactions ....          (8,938)      (1,287,823)
        Net change in unrealized appreciation/
                depreciation on investments ...............       9,438,445        5,647,305
                                                               ------------     ------------
Net increase in net assets from operations ................       9,664,459        4,642,423
                                                               ------------     ------------
DISTRIBUTIONS TO SHAREHOLDERS
        From net investment income ........................        (257,524)        (284,973)
        From net realized gains ...........................              --          (22,572)
                                                               ------------     ------------
Decrease in net assets from distributions to shareholders .        (257,524)        (307,545)
                                                               ------------     ------------
FROM CAPITAL SHARE TRANSACTIONS
        Proceeds from shares sold .........................      21,275,796       33,435,301
        Net asset value of shares issued in reinvestment
                of distributions to shareholders ..........         246,511          292,444
        Payments for shares redeemed ......................      (9,661,290)      (6,398,898)
                                                               ------------     ------------
Net increase in net assets from capital share transactions       11,861,017       27,328,847
                                                               ------------     ------------

TOTAL INCREASE IN NET ASSETS ..............................      21,267,952       31,663,725

NET ASSETS
        Beginning of year .................................      56,357,900       24,694,175
                                                               ------------     ------------
        End of year (including undistributed net investment
                income of $0 and $22,572, respectively) ...    $ 77,625,852     $ 56,357,900
                                                               ============     ============
CAPITAL SHARE ACTIVITY
        Sold ..............................................       1,693,284        3,018,408
        Reinvested ........................................          19,633           26,301
        Redeemed ..........................................        (760,199)        (569,249)
                                                               ------------     ------------
        Net increase in shares outstanding ................         952,718        2,475,460
        Shares outstanding at beginning of year ...........       4,692,814        2,217,354
                                                               ------------     ------------
        Shares outstanding at end of year .................       5,645,532        4,692,814
                                                               ============     ============

See accompanying notes to financial statements.

THE DAVENPORT EQUITY FUND
FINANCIAL HIGHLIGHTS
======================================================================================================
                     Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Period
======================================================================================================
                                                               Year            Year            Period
                                                              Ended           Ended           Ended
                                                             March 31,       March 31,       March 31,
                                                               2000            1999           1998(a)
------------------------------------------------------------------------------------------------------
Net asset value at beginning of period .................    $    12.01      $    11.14      $    10.00
                                                            ----------      ----------      ----------
Income from investment operations:
        Net investment income ..........................          0.04            0.06            0.01
        Net realized and unrealized gains on investments          1.75            0.88            1.13
                                                            ----------      ----------      ----------
Total from investment operations .......................          1.79            0.94            1.14
                                                            ----------      ----------      ----------
Less distributions:
        Dividends from net investment income ...........         (0.05)          (0.06)             --
        Distributions from net realized gains ..........            --           (0.01)             --
                                                            ----------      ----------      ----------
Total distributions ....................................         (0.05)          (0.07)             --
                                                            ----------      ----------      ----------

Net asset value at end of period .......................    $    13.75      $    12.01      $    11.14
                                                            ==========      ==========      ==========

Total return ...........................................         14.93%           8.53%          11.40%
                                                            ==========      ==========      ==========

Net assets at end of period (000's) ....................    $   77,626      $   56,358      $   24,694
                                                            ==========      ==========      ==========

Ratio of net expenses to average net assets(b) .........          1.01%           1.14%           1.15%(c)

Ratio of net investment income to average net assets ...          0.35%           0.64%           0.76%(c)

Portfolio turnover rate ................................            17%             15%             17%(c)

(a) Represents the period from the commencement of operations (January 15, 1998) through March 31, 1998.

(b) Absent investment advisory fees waived and expenses reimbursed by the Adviser, the ratio of expenses to average net assets would have been 2.13%(c) for the period ended March 31, 1998.

(c)  Annualized.

See accompanying notes to financial statements.

THE DAVENPORT EQUITY FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2000
================================================================================
                                                                       MARKET
    SHARES    COMMON STOCKS-- 96.6%                                    VALUE
--------------------------------------------------------------------------------
              AIRCRAFT & PARTS-- 1.7%
    24,333    Honeywell International, Inc. ....................   $  1,282,045
                                                                   ------------
              BASIC MATERIALS-- 2.6%
    22,531    Alcoa, Inc. ......................................      1,582,803
    18,025    Cleveland-Cliffs, Inc. ...........................        429,220
                                                                   ------------
                                                                      2,012,023
                                                                   ------------
              CHEMICALS AND DRUGS-- 3.7%
    22,531    Merck & Co., Inc. ................................      1,399,738
    40,556    Schering-Plough Corporation ......................      1,490,433
                                                                   ------------
                                                                      2,890,171
                                                                   ------------
              COMPUTERS/COMPUTER TECHNOLOGY SERVICES --  21.6%
    37,732    Cisco Systems, Inc.(a) ...........................      2,917,155
    12,363    Citrix Systems, Inc.(a) ..........................        819,049
    19,377    EMC Corporation(a) ...............................      2,422,125
    15,489    Hewlett-Packard Company ..........................      2,053,261
    21,179    Intel Corporation ................................      2,794,304
    10,554    International Business Machines Corporation ......      1,245,372
    15,581    Lucent Technologies, Inc. ........................        946,546
    20,728    Media General, Inc. - Class A ....................      1,085,629
    10,364    Microsoft Corporation(a) .........................      1,101,175
     9,463    Motorola, Inc. ...................................      1,347,295
                                                                   ------------
                                                                     16,731,911
                                                                   ------------
              CONGLOMERATES-- 1.1%
       460    Berkshire Hathaway, Inc. - Class B(a) ............        837,200
                                                                   ------------
              CONSUMER PRODUCTS-- 15.5%
    24,333    American Home Products Corporation ...............      1,304,857
    38,303    Amgen, Inc.(a) ...................................      2,350,847
    19,104    Avery Dennison Corporation .......................      1,166,538
    29,290    Bristol-Myers Squibb Company .....................      1,691,498
    19,377    Ford Motor Company ...............................        890,131
    19,377    Gillette Company .................................        730,271
    18,025    Johnson & Johnson ................................      1,262,877
    42,809    SYSCO Corporation ................................      1,527,746
    24,158    Zale Corporation(a) ..............................      1,139,956
                                                                   ------------
                                                                     12,064,721
                                                                   ------------
              DURABLE GOODS-- 9.8%
    11,265    General Electric Company .........................      1,748,187
    16,222    Koninklijke Philips Electronics N.V ..............      2,779,031
    18,926    Martin Marietta Materials, Inc. ..................        898,985
    81,695    Tredegar Corporation, Inc. .......................      2,200,659
                                                                   ------------
                                                                      7,626,862
                                                                   ------------

THE DAVENPORT EQUITY FUND
PORTFOLIO OF INVESTMENTS (Continued)
================================================================================
                                                                       MARKET
    SHARES    COMMON STOCKS-- 96.6% (Continued)                        VALUE
--------------------------------------------------------------------------------
              ENTERTAINMENT-- 4.4%
    30,079    AT&T Corporation - Liberty Media Group - Class A(a)  $  1,782,181
    39,204    Walt Disney Company ..............................      1,622,066
                                                                   ------------
                                                                      3,404,247
                                                                   ------------
              FINANCIAL SERVICES-- 11.6%
    20,278    American International Group, Inc. ...............      2,220,441
    32,445    BB&T Corporation .................................        910,488
    34,425    Capital One Financial Corporation ................      1,650,248
    18,025    CCB Financial Corporation ........................        797,606
    29,630    Federal Realty Investments Trust .................        572,229
     9,914    Markel Corporation(a) ............................      1,442,487
    14,870    SunTrust Banks, Inc. .............................        858,742
     8,111    Wachovia Corporation .............................        547,999
                                                                   ------------
                                                                      9,000,240
                                                                   ------------
              FOOD/BEVERAGES-- 3.7%
    23,455    Anheuser-Busch Company, Inc. .....................      1,460,074
    14,870    Coca-Cola Company ................................        697,961
    38,391    Sara Lee Corporation .............................        691,038
                                                                   ------------
                                                                      2,849,073
                                                                   ------------
              OIL/ENERGY-- 9.9%
     9,222    Atlantic Richfield Company .......................        783,870
    11,265    Chevron Corporation ..............................      1,041,308
    34,950    Conoco, Inc. - Class B ...........................        895,594
    22,620    Enron Corporation ................................      1,693,672
    14,871    Exxon Mobil Corporation ..........................      1,157,150
    24,333    Halliburton Company ..............................        997,653
    14,870    Schlumberger Limited .............................      1,137,555
                                                                   ------------
                                                                      7,706,802
                                                                   ------------
              RETAIL STORES-- 4.8%
    38,933    Circuit City Stores - Circuit City Group .........      2,370,046
    54,074    Walgreen Company .................................      1,392,405
                                                                   ------------
                                                                      3,762,451
                                                                   ------------
              UTILITIES-- 6.2%
    25,906    AT&T Corporation .................................      1,457,212
    26,136    Cox Communications, Inc. - Class A(a) ............      1,267,596
    17,574    MCI WorldCom, Inc.(a) ............................        796,345
    30,642    SBC Communications, Inc. .........................      1,286,964
                                                                   ------------
                                                                      4,808,117
                                                                   ------------

              TOTAL COMMON STOCKS -- (Cost $58,371,202) ........   $ 74,975,863
                                                                   ------------

THE DAVENPORT EQUITY FUND
PORTFOLIO OF INVESTMENTS (Continued)
================================================================================
                                                                       MARKET
    SHARES    MONEY MARKETS-- 3.5%                                     VALUE
--------------------------------------------------------------------------------
 2,714,099    Firstar Stellar Treasury Fund (Cost $2,714,099) ..   $  2,714,099
                                                                   ------------

              TOTAL INVESTMENTS AT VALUE-- 100.1%
              (Cost $61,085,301) ...............................   $ 77,689,962

              LIABILITIES IN EXCESS OF OTHER ASSETS-- (0.1%)            (64,110)
                                                                   ------------

              NET ASSETS-- 100.0% ..............................   $ 77,625,852
                                                                   ============

(a)  Non-income producing security.

See accompanying notes to financial statements.

THE DAVENPORT EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2000
================================================================================

1.   SIGNIFICANT ACCOUNTING POLICIES

The Davenport Equity Fund (the Fund) is a no-load, diversified series of the Williamsburg Investment Trust (the Trust), an open-end management investment company registered under the Investment Company Act of 1940. The Trust was organized as a Massachusetts business trust on July 18, 1988. The Fund began operations on January 15, 1998.

The  Fund's  investment   objective  is  long-term  growth  of  capital  through
investment in a diversified portfolio of common stocks. Current income is incidental to this objective and may not be significant.

The following is a summary of the Fund's significant accounting policies:

Securities valuation -- The Fund's portfolio securities are valued as of the close of business of the regular session of the New York Stock Exchange (normally 4:00 p.m., Eastern time). Securities which are traded over-the-counter are valued at the last sales price, if available, otherwise, at the last quoted bid price. Securities traded on a national stock exchange are valued based upon the closing price on the principal exchange where the security is traded.

Repurchase agreements -- The Fund may enter into joint repurchase agreements with other funds within the Trust. The joint repurchase agreement, which is collateralized by U.S. Government obligations, is valued at cost which, together with accrued interest, approximates market. At the time the Fund enters into the joint repurchase agreement, the seller agrees that the value of the underlying securities, including accrued interest, will at all times be equal to or exceed the face amount of the repurchase agreement. In addition, the Fund actively monitors and seeks additional collateral, as needed.

Share valuation -- The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of the Fund is equal to the net asset value per share.

Investment income and distributions to shareholders -- Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Dividends arising from net investment income are declared and paid quarterly to shareholders of the Fund. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Income distributions and capital gain distributions are determined in accordance with income tax regulations.

Security transactions -- Security transactions are accounted for on trade date. Securities sold are determined on a specific identification basis.

Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax -- It is the Fund's policy to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

THE DAVENPORT EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
================================================================================

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is based upon the federal income tax cost of investment securities of $61,085,301 as of March 31, 2000:

--------------------------------------------------------------------------------
Gross unrealized appreciation .........................            $ 20,405,923
Gross unrealized depreciation .........................              (3,801,262)
                                                                   ------------
Net unrealized appreciation ...........................            $ 16,604,661
                                                                   ============
--------------------------------------------------------------------------------

As of March 31, 2000, the Fund had capital loss carryforwards for federal income tax purposes of $1,290,580, which expire through the year 2008. In addition, the Fund had net realized long-term capital losses of $6,181 during the period from November 1, 1999 through March 31, 2000, which are treated for federal income tax purposes as arising during the Fund's tax year ending March 31, 2001. These capital loss carryforwards and "post-October" losses may be utilized in future years to offset net realized capital gains prior to distributing such gains to shareholders.

2.   INVESTMENT TRANSACTIONS

During the year ended March 31, 2000, cost of purchases and proceeds from sales and maturities of investment securities, other than short-term investments, amounted to $21,200,552 and $10,912,370, respectively.

3.   TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY AGREEMENT
The Fund's investments are managed by Davenport & Company LLC (the Adviser) under the terms of an Investment Advisory Agreement. Under the Investment Advisory Agreement, the Fund pays the Adviser a fee, which is computed and accrued daily and paid monthly, at an annual rate of .75% of its average daily net assets. Certain officers of the Trust are also officers of the Adviser.

ADMINISTRATIVE SERVICES AGREEMENT
Under the terms of an Administrative Services Agreement between the Trust and Integrated Fund Services, Inc. (IFS), IFS provides administrative, pricing, accounting, dividend disbursing, shareholder servicing and transfer agent services for the Fund. For these services, IFS receives a monthly fee from the Fund at an annual rate of .20% on its average daily net assets up to $25 million; .175% on the next $25 million of such net assets; and .15% on such net assets in excess of $50 million, subject to a $2,000 minimum monthly fee. In addition, the Fund pays IFS out-of-pocket expenses including, but not limited to, postage, supplies and costs of pricing the Fund's portfolio securities. Certain officers of the Trust are also officers of IFS.

REPORT OF INDEPENDENT CERTIFIED
PUBLIC ACCOUNTANTS

To the Shareholders and Board of Trustees
The Williamsburg Investment Trust
Cincinnati Ohio

     We have audited the accompanying statement of assets and liabilities of The Davenport Equity Fund (a series of The Williamsburg Investment Trust), including the portfolio of investments, as of March 31, 2000, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended and for the period January 15, 1998 (commencement of operations) to March 31, 1998. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2000 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Davenport Equity Fund as of March 31, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended and for the period January 15, 1998 to March 31, 1998, in conformity with generally accepted accounting principles.

                                                            Tait, Weller & Baker

Philadelphia, Pennsylvania
April 28, 2000

                          THE GOVERNMENT STREET FUNDS
                         THE ALABAMA TAX FREE BOND FUND
                         ------------------------------
                              No Load Mutual Funds

                                 ANNUAL REPORT
                                 MARCH 31, 2000

                               Investment Adviser
                         T. LEAVELL & ASSOCIATES, INC.
                                  Founded 1979

LETTER FROM THE PRESIDENT                                           MAY 15, 2000
================================================================================

Dear Fellow Shareholders:

     We are pleased to enclose for your review the audited Annual Report of The Government Street Funds and The Alabama Tax Free Bond Fund for the year ended March 31, 2000.

THE GOVERNMENT STREET EQUITY FUND
---------------------------------
     The Government Street Equity Fund achieved a total investment return of 19.93% for its fiscal year ended March 31, 2000. During this same period, the S&P 500 Index achieved a total return of 17.94%. In addition, the average return for the 968 "Large-Cap Blend Funds" included in Morningstar, Inc.'s universe was 19.64% for the same twelve month period. (The Government Street Equity Fund is classified by Morningstar as a Large-Cap Blend Fund.)

     Investment returns during the twelve months ended March 31, 2000 continued to reflect the disproportionately high return of growth stocks (particularly technology issues) compared to value stocks. New terms have even been coined - "new economy" stocks and "old economy" stocks - to describe the phenomenon of stock valuations (and investment returns) of technology oriented companies defying more traditional methods of securities analysis and valuation.

     The Government Street Equity Fund continues its blended portfolio management style with approximately one-half of its investments in both growth and value stocks. This approach equates the importance of risk management with the pursuit of investment returns, and, ultimately, provides the portfolio environment that we believe is most conducive for compounding investment returns over time.

     In last year's annual report, we stated that "It is unlikely that the U.S. stock market will continue indefinitely to be driven by the narrow leadership of a handful of large capitalization stocks; nor is it reasonable to expect that growth stocks will continue to outperform value stocks as they have over the past 18 months." This statement remains an appropriate one today, though the 18 month period now has grown to 30 months.

     The  future  for  "new  economy"  stocks  is  exciting.  The  technological innovation and advances already achieved in computing, biotechnology, electronics, the Internet, wireless technology, communications, and their applications are nothing short of stunning. Still, creating profitable business enterprises from their technological achievements remain challenges for many of these companies. Until there is a clearer picture of which ventures will survive and prosper, the result is likely to be a highly volatile market for common stocks. At the same time, it is a market that is likely to see a narrowing of the gap that currently exists between growth and value stocks.

     The selection of those companies whose current (and future) stock prices are (or will be) justified by future earnings growth remains a daunting task for investment managers. A more immediate concern, however, is the current monetary policy of the Federal Reserve Board. The Fed's zeal in fighting the threat of inflation over the past 10 months has brought the general level of interest rates close to a point at which strong economies historically have faltered. Neither "new" nor "old" economy companies are likely to prosper in an economic environment where the cost of debt capital is 9% - 10%. However, it is in just such a hostile environment where The Government Street Equity Fund's broadly diversified portfolio of quality companies is most likely to prove its merit.

     At March 31, 2000, the Fund was invested in 118 companies. Net assets of the Fund were $116,446,622; net asset value was $57.07.

THE GOVERNMENT STREET BOND FUND
-------------------------------
     For the first time since 1976-78, the U.S. economy has expanded at a rate of 4% or more for 3 consecutive years. With an eye toward controlling inflation, the Federal Reserve Board has moved to curb this booming economy by raising short-term interest rates a total of 1.25% over a 10 month period - 5 times since June, 1999.

     In addition to rising interest rates, inflation concerns and worry about Y2K computer disruptions sent bond prices sliding in 1999. As a result, the bond market suffered its worst year since 1994 and the second worst since 1973.

     Despite these difficulties and despite the fact that the Federal Reserve seems poised to continue its tightening during 2000, the bond market staged a modest recovery during the first calendar quarter of the new year. The Government Street Bond Fund achieved a return of 1.31% for the quarter ended March 31, 2000, and this was enough to lift its total return for the fiscal year ended March 31, 2000 to 0.67%. These returns compare favorably to those of the Lehman Government/Corporate Intermediate Bond Index which were 1.50% and 2.09%, respectively. The Fund's ratio of net investment income to average net assets was 6.12% at fiscal year end.

     The Government Street Bond Fund continues its emphasis on holding quality securities while maintaining an intermediate-term average maturity. At fiscal year-end, the Fund's average maturity was slightly over 6 years; just over 61% of the Fund was invested in securities rated AAA.

     The net assets of the Fund at March 31, 2000 were $45,155,791; net asset value was $19.79; and the ratio of expenses to average net assets was 0.70%.

THE ALABAMA TAX FREE BOND FUND
------------------------------
     We are proud to report that The Alabama Tax Free Bond Fund has received a four star rating from Morningstar, Inc. for its overall performance, as well as for the past 3 and 5 year periods coinciding with the end of its fiscal year on March 31, 2000. The Morningstar ratings reflect risk-adjusted performance and are subject to change every month. Ratings are calculated for the Fund's total annual return in excess of the 90-day T-bill return with fee adjustments and a risk factor that reflects Fund performance below the 90-day T-bill return. A four star rating places the fund in the top 32.5% of all municipal bond funds measured. For the five-year period ended March 31, 2000, that universe consisted of 1,682 municipal bond mutual funds.

     These ratings, however, do not mean that the Fund was able to escape the impact of sharply rising interest rates during the past 12 months. The annual rate of inflation as measured by the consumer price index, increased from 1.7% at the beginning of 1999 to 3.7% at the end of March, 2000. This steady increase in the rate of inflation, though relatively low in absolute terms, has caused investors to demand higher yields from fixed income securities. The resulting decline in bond prices has actually generated negative returns for many fixed income investments over the past 15 months.

     During the last quarter of its fiscal year, however, The Alabama Tax Free Bond Fund achieved a total return of 1.71%. This allowed the fund to achieve a positive return of 0.34% for the entire year. These returns compare favorably to those of the Lipper Intermediate Municipal Bond Index which were 1.76% and -0.27%, respectively, for the same periods. The Fund's ratio of net investment income to average net assets was 4.32% at year end.

     The net assets of the fund as of March 31, 2000 were $23,048,340; net asset value was $10.13. The weighted average maturity of the Fund's portfolio was 7.2 years -consistent with its intermediate-term objective. The average credit quality of the portfolio was "AA", and almost 60% of the individual securities were rated "AAA".

     The Alabama Tax Free Bond Fund continues to provide an attractive option for investors who are seeking stability of principal as well as income which is sheltered from federal and Alabama state income taxes.

     Thank you for your continued confidence in The Government Street Funds and The Alabama Tax Free Bond Fund. Please call us if we can be of further service to you.

                  Very truly yours,

                  /s/ Thomas W. Leavell            /s/ Richard Mitchell

                  Thomas W. Leavell               Richard Mitchell
                  President                       President
                  T. Leavell & Associates, Inc.   The Government Street Funds
                                                  The Alabama Tax Free Bond Fund

                       THE GOVERNMENT STREET EQUITY FUND

Comparison of the Change in Value of a $10,000 Investment in The Government Street Equity Fund, the Standard & Poor's 500 Index and the Consumer Price Index

------------------------------------
  The Government Street Equity Fund
    Average Annual Total Returns

1 Year    5 Years   Since Inception*
19.93%     23.09%        15.59%
------------------------------------

[GRAPHIC OMITTED]

                                      Mar 00
The Government Street Equity Fund    $35,759
Standard & Poor's 500 Index          $48,286
Consumer Price Index                 $12,535

Past performance is not predictive of future performance.

*    Initial public offering of shares was June 3, 1991.


                        THE GOVERNMENT STREET BOND FUND

Comparison of the Change in Value of a $10,000 Investment in The Government Street Bond Fund, the Lehman Government/Corporate Intermediate Bond Index and the 90-Day Treasury Bill Index

------------------------------------
  The Government Street Bond Fund
    Average Annual Total Returns

1 Year    5 Years   Since Inception*
0.67%     5.89%.4        6.28%
------------------------------------

[GRAPHIC OMITTED]

                                                        Mar 00
The Government Street Bond Fund                        $17,116
Lehman Government/Corporate Intermediate Bond Index    $17,979
90-Day Treasury Bill Index                             $15,205

Past performance is not predictive of future performance.

*    Initial public offering of shares was June 3, 1991.

                         THE ALABAMA TAX FREE BOND FUND

Comparison of the Change in Value of a $10,000 Investment in The Alabama Tax Free Bond Fund, the Lehman 7-Year G.O. Municipal Bond Index, the Lehman 3-Year Municipal Bond Index and the Lipper Intermediate Municipal Fund Index

-----------------------------------
  The Alabama Tax Free Bond Fund
   Average Annual Total Returns

1 Year   5 Years   Since Inception*
0.34%    4.64%          4.47%
-----------------------------------

[GRAPHIC OMITTED]

                                               Mar 00
The Alabama Tax Free Bond Fund                $13,708
Lehman 7-Year G.O. Municipal Bond Index       $14,807
Lehman 3-Year Municipal Bond Index            $13,852
Lipper Intermediate Municipal Fund Index      $13,553

Past performance is not predictive of future performance.

*    Initial public offering of shares was January 15, 1993.

THE GOVERNMENT STREET FUNDS
THE ALABAMA TAX FREE BOND FUND
STATEMENTS OF ASSETS AND LIABILITIES
MARCH 31, 2000

=======================================================================================================
                                                         GOVERNMENT       GOVERNMENT        ALABAMA
                                                           STREET           STREET          TAX FREE
                                                           EQUITY            BOND             BOND
                                                            FUND             FUND             FUND
-------------------------------------------------------------------------------------------------------
ASSETS
Investments in securities:
   At acquisition cost .............................   $  60,100,244    $  46,424,871    $  22,792,699
                                                       =============    =============    =============
   At value (Note 1) ...............................   $ 119,238,480    $  44,512,863    $  22,766,181
Interest receivable ................................          15,997          723,356          300,166
Dividends receivable ...............................          66,389               --               --
Receivable for capital shares sold .................         108,250               --           11,188
Other assets .......................................           6,462            4,007            1,857
                                                       -------------    -------------    -------------
   TOTAL ASSETS ....................................     119,435,578       45,240,226       23,079,392
                                                       -------------    -------------    -------------

LIABILITIES
Dividends payable ..................................           1,367           15,271            9,644
Distributions payable ..............................          15,565               --               --
Payable for capital shares redeemed ................           5,065           37,518            9,341
Payable for securities purchased ...................       2,885,903               --               --
Accrued investment advisory fees (Note 3) ..........          56,700           19,193            5,457
Accrued administration fees (Note 3) ...............          15,500            2,850            2,900
Other accrued expenses and liabilities .............           8,856            9,603            3,710
                                                       -------------    -------------    -------------
   TOTAL LIABILITIES ...............................       2,988,956           84,435           31,052
                                                       -------------    -------------    -------------

NET ASSETS .........................................   $ 116,446,622    $  45,155,791    $  23,048,340
                                                       =============    =============    =============

Net assets consist of:
Paid-in capital ....................................   $  57,357,340    $  47,973,345    $  23,321,127
Distributions in excess of realized gains ..........         (48,954)              --               --
Accumulated net realized losses
   from security transactions ......................              --         (905,546)        (246,269)
Net unrealized appreciation (depreciation)
   on investments ..................................      59,138,236       (1,912,008)         (26,518)
                                                       -------------    -------------    -------------

Net assets .........................................   $ 116,446,622    $  45,155,791    $  23,048,340
                                                       =============    =============    =============

Shares of beneficial interest outstanding (unlimited
   number of shares authorized, no par value) ......       2,040,365        2,281,479        2,274,894
                                                       =============    =============    =============

Net asset value, offering price and
   redemption price per share (Note 1) .............   $       57.07    $       19.79    $       10.13
                                                       =============    =============    =============

See accompanying notes to financial statements.

THE GOVERNMENT STREET FUNDS
THE ALABAMA TAX FREE BOND FUND
STATEMENTS OF OPERATIONS
YEAR ENDED MARCH 31, 2000

=================================================================================================
                                                         GOVERNMENT    GOVERNMENT     ALABAMA
                                                           STREET        STREET       TAX FREE
                                                           EQUITY         BOND           BOND
                                                            FUND          FUND           FUND
-------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Interest .........................................   $    50,372   $ 2,946,594    $ 1,079,194
   Dividends ........................................     1,141,189        73,921         28,794
                                                        -----------   -----------    -----------
      TOTAL INVESTMENT INCOME .......................     1,191,561     3,020,515      1,107,988
                                                        -----------   -----------    -----------

EXPENSES
   Investment advisory fees (Note 3) ................       606,159       221,781         78,222
   Administration fees (Note 3) .....................       170,044        33,179         33,491
   Professional fees ................................        11,945        11,945          8,845
   Pricing costs ....................................         2,844        11,663         14,637
   Custodian fees ...................................        14,399         6,459          4,296
   Trustees' fees and expenses ......................         8,280         8,280          8,280
   Printing of shareholder reports ..................         8,613         6,949          6,623
   Postage and supplies .............................         6,480         4,149          2,886
   Registration fees ................................         5,789         4,671          1,634
   Other expenses ...................................         7,561           305          1,756
                                                        -----------   -----------    -----------
      TOTAL EXPENSES ................................       842,114       309,381        160,670
   Fees waived by the Adviser (Note 3) ..............            --            --        (15,400)
                                                        -----------   -----------    -----------
      NET EXPENSES ..................................       842,114       309,381        145,270
                                                        -----------   -----------    -----------

NET INVESTMENT INCOME ...............................       349,447     2,711,134        962,718
                                                        -----------   -----------    -----------

REALIZED AND UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS
   Net realized gains (losses)
      from security transactions ....................       798,881      (352,285)       (46,986)
   Net change in unrealized appreciation/depreciation
      on investments ................................    17,790,895    (2,047,757)      (844,115)
                                                        -----------   -----------    -----------

NET REALIZED AND UNREALIZED GAINS
      (LOSSES) ON INVESTMENTS .......................    18,589,776    (2,400,042)      (891,101)
                                                        -----------   -----------    -----------

NET INCREASE IN NET ASSETS
      FROM OPERATIONS ...............................   $18,939,223   $   311,092    $    71,617
                                                        ===========   ===========    ===========

See accompanying notes to financial statements.

THE GOVERNMENT STREET FUNDS
THE ALABAMA TAX FREE BOND FUND
STATEMENTS OF CHANGES IN NET ASSETS

==============================================================================================================
                                                    GOVERNMENT STREET                 GOVERNMENT STREET
                                                       EQUITY FUND                        BOND FUND
                                             -----------------------------------------------------------------
                                                  YEAR             YEAR             YEAR             YEAR
                                                 ENDED            ENDED            ENDED            ENDED
                                                MARCH 31,        MARCH 31,        MARCH 31,        MARCH 31,
                                                  2000             1999             2000             1999
--------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income .................   $     349,447    $     486,890    $   2,711,134    $   2,376,899
   Net realized gains (losses)
      from security transactions .........         798,881        1,154,015         (352,285)        (119,151)
   Net change in unrealized appreciation/
      depreciation on investments ........      17,790,895        9,951,369       (2,047,757)        (251,151)
                                             -------------    -------------    -------------    -------------
Net increase in net assets from operations      18,939,223       11,592,274          311,092        2,006,597
                                             -------------    -------------    -------------    -------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income ............        (349,447)        (487,774)      (2,711,134)      (2,380,755)
   From net realized gains ...............        (847,835)      (3,083,650)              --               --
                                             -------------    -------------    -------------    -------------
Decrease in net assets from
   distributions to shareholders .........      (1,197,282)      (3,571,424)      (2,711,134)      (2,380,755)
                                             -------------    -------------    -------------    -------------

FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold .............      16,032,742       10,535,714        9,164,881        7,618,281
   Net asset value of shares issued in
      reinvestment of distributions
      to shareholders ....................       1,172,232        3,411,170        2,531,305        2,146,286
   Payments for shares redeemed ..........      (9,207,743)      (6,903,321)      (7,180,879)      (3,257,836)
                                             -------------    -------------    -------------    -------------
Net increase in net assets from
   capital share transactions ............       7,997,231        7,043,563        4,515,307        6,506,731
                                             -------------    -------------    -------------    -------------

TOTAL INCREASE IN NET ASSETS .............      25,739,172       15,064,413        2,115,265        6,132,573

NET ASSETS
   Beginning of year .....................      90,707,450       75,643,037       43,040,526       36,907,953
                                             -------------    -------------    -------------    -------------
   End of year ...........................   $ 116,446,622    $  90,707,450    $  45,155,791    $  43,040,526
                                             =============    =============    =============    =============

Capital share activity

   Sold ..................................         312,261          233,010          452,679          359,195
   Reinvested ............................          21,194           77,139          126,050          101,333
   Redeemed ..............................        (178,843)        (151,673)        (356,474)        (153,761)
                                             -------------    -------------    -------------    -------------
   Net increase in shares outstanding ....         154,612          158,476          222,255          306,767
   Shares outstanding, beginning of year .       1,885,753        1,727,277        2,059,224        1,752,457
                                             -------------    -------------    -------------    -------------
   Shares outstanding, end of year .......       2,040,365        1,885,753        2,281,479        2,059,224
                                             =============    =============    =============    =============

THE GOVERNMENT STREET FUNDS
THE ALABAMA TAX FREE BOND FUND
STATEMENTS OF CHANGES IN NET ASSETS
================================================================================
                                                     Alabama Tax Free
                                                         Bond Fund
                                              ----------------------------------
                                                   Year             Year
                                                  Ended            Ended
                                                 March 31,        March 31,
                                                   2000             1999
--------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income .................  $     962,718    $     830,266
   Net realized gains (losses)
      from security transactions .........        (46,986)            (347)
   Net change in unrealized appreciation/
      depreciation on investments ........       (844,115)          86,422
                                            -------------    -------------
Net increase in net assets from operations         71,617          916,341
                                            -------------    -------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income ............       (962,718)        (830,266)
   From net realized gains ...............             --               --
                                            -------------    -------------
Decrease in net assets from
   distributions to shareholders .........       (962,718)        (830,266)
                                            -------------    -------------

FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold .............      5,417,544        3,032,760
   Net asset value of shares issued in
      reinvestment of distributions
      to shareholders ....................        799,134          609,745
   Payments for shares redeemed ..........     (3,837,209)      (2,106,904)
                                            -------------    -------------
Net increase in net assets from
   capital share transactions ............      2,379,469        1,535,601
                                            -------------    -------------

TOTAL INCREASE IN NET ASSETS .............      1,488,368        1,621,676

NET ASSETS
   Beginning of year .....................     21,559,972       19,938,296
                                            -------------    -------------

   End of year ...........................  $  23,048,340    $  21,559,972
                                            =============    =============

Capital share activity

   Sold ..................................        530,939          286,831
   Reinvested ............................         78,412           57,694
   Redeemed ..............................       (379,054)        (199,887)
                                            -------------    -------------
   Net increase in shares outstanding ....        230,297          144,638
   Shares outstanding, beginning of year .      2,044,597        1,899,959
                                            -------------    -------------
   Shares outstanding, end of year .......      2,274,894        2,044,597
                                            =============    =============

See accompanying notes to financial statements.

THE GOVERNMENT STREET EQUITY FUND
FINANCIAL HIGHLIGHTS

============================================================================================================
                             SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
============================================================================================================
                                                                   YEARS ENDED MARCH 31,
                                              --------------------------------------------------------------
                                                 2000         1999         1998         1997         1996
------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year ......   $   48.10    $   43.79    $   32.59    $   29.41    $   23.87
                                              ---------    ---------    ---------    ---------    ---------

Income from investment operations:
   Net investment income ..................        0.18         0.27         0.32         0.37         0.40
   Net realized and unrealized
      gains on investments ................        9.39         6.01        12.28         4.50         5.75
                                              ---------    ---------    ---------    ---------    ---------
Total from investment operations ..........        9.57         6.28        12.60         4.87         6.15
                                              ---------    ---------    ---------    ---------    ---------

Less distributions:
   Dividends from net investment income ...       (0.18)       (0.27)       (0.32)       (0.36)       (0.40)
   Distributions from net realized gains ..       (0.42)       (1.70)       (1.08)       (1.33)       (0.21)
                                              ---------    ---------    ---------    ---------    ---------
Total distributions .......................       (0.60)       (1.97)       (1.40)       (1.69)       (0.61)
                                              ---------    ---------    ---------    ---------    ---------

Net asset value at end of year ............   $   57.07    $   48.10    $   43.79    $   32.59    $   29.41
                                              =========    =========    =========    =========    =========

Total return ..............................       19.93%       14.81%       39.31%       16.94%       25.96%
                                              =========    =========    =========    =========    =========

Net assets at end of year (000's) .........   $ 116,447    $  90,707    $  75,643    $  49,629    $  41,421
                                              =========    =========    =========    =========    =========

Ratio of net expenses to average net assets        0.83%        0.85%        0.86%        0.89%        0.94%

Ratio of net investment income
   to average net assets ..................        0.35%        0.61%        0.82%        1.17%        1.50%

Portfolio turnover rate ...................          17%          22%          18%          20%          31%

See accompanying notes to financial statements.

THE GOVERNMENT STREET BOND FUND
FINANCIAL HIGHLIGHTS

============================================================================================================
                             SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
============================================================================================================
                                                                   YEARS ENDED MARCH 31,
                                              --------------------------------------------------------------
                                                 2000         1999         1998         1997         1996
------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year ......   $   20.90    $   21.06    $   20.47    $   20.87    $   20.33
                                              ---------    ---------    ---------    ---------    ---------

Income (loss) from investment operations:
   Net investment income ..................        1.23         1.27         1.32         1.34         1.35
   Net realized and unrealized
      gains (losses) on investments .......       (1.11)       (0.16)        0.60        (0.40)        0.54
                                              ---------    ---------    ---------    ---------    ---------
Total from investment operations ..........        0.12         1.11         1.92         0.94         1.89
                                              ---------    ---------    ---------    ---------    ---------

Dividends from net investment income ......       (1.23)       (1.27)       (1.33)       (1.34)       (1.35)
                                              ---------    ---------    ---------    ---------    ---------

Net asset value at end of year ............   $   19.79    $   20.90    $   21.06    $   20.47    $   20.87
                                              =========    =========    =========    =========    =========

Total return ..............................        0.67%        5.38%        9.61%        4.60%        9.43%
                                              =========    =========    =========    =========    =========

Net assets at end of year (000's) .........   $  45,156    $  43,041    $  36,908    $  29,442    $  28,718
                                              =========    =========    =========    =========    =========

Ratio of net expenses to average net assets        0.70%        0.73%        0.74%        0.75%        0.76%

Ratio of net investment income
   to average net assets ..................        6.12%        6.01%        6.35%        6.44%        6.38%

Portfolio turnover rate ...................          20%          17%          10%          20%          10%

See accompanying notes to financial statements.

THE ALABAMA TAX FREE BOND FUND
FINANCIAL HIGHLIGHTS

===============================================================================================================
                                SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
===============================================================================================================
                                                                      YEARS ENDED MARCH 31,
                                              -----------------------------------------------------------------
                                                    2000         1999         1998         1997         1996
---------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year .........   $   10.54    $   10.49    $   10.18    $   10.23    $    9.96
                                                 ---------    ---------    ---------    ---------    ---------

Income (loss) from investment operations:
   Net investment income .....................        0.44         0.44         0.44         0.43         0.42
   Net realized and unrealized
      gains (losses) on investments ..........       (0.41)        0.05         0.31        (0.05)        0.27
                                                 ---------    ---------    ---------    ---------    ---------
Total from investment operations .............        0.07         0.49         0.75         0.38         0.69
                                                 ---------    ---------    ---------    ---------    ---------

Dividends from net investment income .........       (0.44)       (0.44)       (0.44)       (0.43)       (0.42)
                                                 ---------    ---------    ---------    ---------    ---------

Net asset value at end of year ...............   $   10.13    $   10.54    $   10.49    $   10.18    $   10.23
                                                 =========    =========    =========    =========    =========

Total return .................................        0.34%        4.73%        7.44%        3.82%        7.02%
                                                 =========    =========    =========    =========    =========

Net assets at end of year (000's) ............   $  23,048    $  21,560    $  19,938    $  16,801    $  15,480
                                                 =========    =========    =========    =========    =========

Ratio of net expenses to average net assets(a)        0.65%        0.65%        0.65%        0.66%        0.75%

Ratio of net investment income
   to average net assets .....................        4.32%        4.16%        4.19%        4.24%        4.11%

Portfolio turnover rate ......................          19%           7%           2%           6%           4%

(a) Absent investment advisory fees waived and/or expenses reimbursed by the Adviser, the ratios of expenses to average net assets would have been 0.72%, 0.76%, 0.75%, 0.78% and 0.86% for the years ended March 31, 2000,
     1999, 1998, 1997, and 1996, respectively (Note 3).

See accompanying notes to financial statements.

THE GOVERNMENT STREET EQUITY FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2000
================================================================================
     SHARES    COMMON STOCKS - 95.6%                                   VALUE
--------------------------------------------------------------------------------
               ADVERTISING - 0.5%
      6,000       Omnicom Group, Inc. ........................     $    560,625
                                                                   -------------
               AEROSPACE - 0.2%
      7,000       Boeing Company .............................          265,563
                                                                   -------------
               AIR COURIER SERVICES - 1.0%
     31,000       FedEx Corporation(a) .......................        1,209,000
                                                                   -------------
               CHEMICALS AND DRUGS - 9.8%
     40,000       Becton Dickinson & Company .................        1,052,500
     15,000       Biomet, Inc. ...............................          545,625
     30,000       Cardinal Health, Inc. ......................        1,376,250
     18,000       du Pont (E.I.) de Nemours & Company ........          951,750
     17,000       Eli Lilly & Company ........................        1,071,000
     15,000       Johnson & Johnson ..........................        1,050,938
     24,900       Merck & Company, Inc. ......................        1,546,912
      5,500       Monsanto Company ...........................          283,250
     29,200       Pfizer, Inc. ...............................        1,067,625
     40,000       Schering-Plough Corporation ................        1,470,000
     10,000       Waters Corporation(a) ......................          952,500
                                                                   -------------
                                                                     11,368,350
                                                                   -------------
               CONSTRUCTION - 2.1%
     14,000       Caterpiller, Inc. ..........................          552,125
      5,000       Clayton Homes, Inc. ........................           50,625
      3,000       Florida Rock Industries, Inc. ..............           84,000
      8,500       Kaufman & Broad Home Corporation ...........          182,219
     10,000       Lowe's Companies, Inc. .....................          583,750
      7,000       Masco Corporation ..........................          143,500
     23,000       Valspar Corporation ........................          881,188
                                                                   -------------
                                                                      2,477,407
                                                                   -------------
               CONSUMER PRODUCTS - 6.6%
     21,000       Belo (A.H.) Corporation - Class A ..........          375,375
     17,500       Clorox Company (The) .......................          568,750
     13,000       General Motors Corporation .................        1,076,562
     14,000       Gillette Company ...........................          527,625
      6,500       Hewlett-Packard Company ....................          861,656
      5,300       Lexmark International Group, Inc. - Class A(a)        560,475
      4,000       Macromedia, Inc.(a) ........................          361,250
      5,500       Maytag Corporation .........................          182,188
     20,500       Microsoft Corporation(a) ...................        2,178,125
      6,000       OshKosh B'Gosh, Inc. - Class A .............          108,000
     15,000       Procter & Gamble Company ...................          843,750
                                                                   -------------
                                                                      7,643,756
                                                                   -------------
               DURABLE GOODS - 18.2%
    160,000       Cisco Systems, Inc.(a) .....................       12,370,000
     13,000       Costco Wholesale Corporation(a) ............          683,313
     23,500       General Electric Company ...................        3,646,906
      6,000       Ingersoll-Rand Company .....................          265,500
     21,800       Intel Corporation ..........................        2,876,238
      6,000       International Business Machines Corporation (IBM)     708,000
      5,118       SPX Corporation(a) .........................          583,132
                                                                   -------------
                                                                     21,133,089
                                                                   -------------

THE GOVERNMENT STREET EQUITY FUND
PORTFOLIO OF INVESTMENTS (Continued)
================================================================================
     SHARES    COMMON STOCKS - 95.6% (CONTINUED)                       VALUE
--------------------------------------------------------------------------------
               ELECTRONICS - 5.2%
      1,000       Broadcom Corporation(a) ....................     $    242,875
      2,500       Harmonic Inc.(a) ...........................          208,125
      4,000       KEMET Corporation(a) .......................          253,000
     15,640       Koninklijke (Royal) Philips Electronics N.V         2,679,328
     11,000       Motorola, Inc. .............................        1,566,125
      1,600       Powertel, Inc.(a) ..........................          110,700
      5,500       Seagate Technology, Inc.(a) ................          331,375
      9,000       Solectron Corporation(a) ...................          360,562
      5,000       Tandy Corporation ..........................          253,750
                                                                   -------------
                                                                      6,005,840
                                                                   -------------
               FINANCIAL - 12.9%
      6,000       Aegon N.V ..................................          483,375
     26,000       AFLAC, Inc. ................................        1,184,625
     10,000       American Express Company ...................        1,489,375
     19,000       Charles Schwab Corporation (The) ...........        1,079,438
      6,000       Chase Manhattan Corporation ................          523,125
     20,000       Citigroup, Inc. ............................        1,186,250
     75,000       Firstar Corporation ........................        1,720,312
     22,000       FleetBoston Financial Corporation ..........          803,000
     20,000       Freddie Mac ................................          883,750
     10,500       Marsh & McLennan Companies, Inc. ...........        1,158,281
     17,000       MBNA Corporation ...........................          433,500
     50,000       Mellon Financial Corporation ...............        1,475,000
     20,000       Nasdaq-100 Shares(a) .......................        2,192,500
     21,000       Synovus Financial Corporation ..............          396,375
                                                                   -------------
                                                                     15,008,906
                                                                   -------------
               FOOD/BEVERAGES - 1.4%
     10,000       Anheuser-Busch Companies, Inc. .............          622,500
     40,000       Coca-Cola Enterprises ......................          862,500
      3,500       SYSCO Corporation ..........................          124,906
                                                                   -------------
                                                                      1,609,906
                                                                   -------------
               HEALTH CARE - 0.4%
      7,000       United HealthCare Corporation ..............          417,375
                                                                   -------------
               HOTELS - 0.2%
      7,000       Marriott International, Inc. - Class A .....          220,500
                                                                   -------------
               MANUFACTURING - 3.7%
      5,000       Cooper Tire & Rubber Company ...............           62,813
      8,387       Delphi Automotive Systems Corporation ......          134,192
      9,500       General Dynamics Corporation ...............          472,625
      6,500       Honeywell International, Inc. ..............          342,469
     12,200       Johnson Controls, Inc. .....................          659,562
     10,000       Leggett & Platt, Inc. ......................          215,000
      5,500       Mueller Industries, Inc.(a) ................          167,062
     14,000       Pall Corporation ...........................          314,125
     38,786       Tyco International, Ltd. ...................        1,934,452
      4,000       Worthington Industries, Inc. ...............           49,500
                                                                   -------------
                                                                      4,351,800
                                                                   -------------
               METAL AND MINING - 0.9%
     12,000       Alcoa, Inc. ................................          843,000
     10,000       Newmont Mining Corporation .................          224,375
                                                                   -------------
                                                                      1,067,375
                                                                   -------------
               MULTIMEDIA - 0.7%
      8,000       Meredith Corporation .......................          221,500
     12,000       Viacom, Inc. - Class A(a) ..................          641,250
                                                                   -------------
                                                                        862,750
                                                                   -------------

THE GOVERNMENT STREET EQUITY FUND
PORTFOLIO OF INVESTMENTS (Continued)
================================================================================
     SHARES    COMMON STOCKS - 95.6% (CONTINUED)                       VALUE
--------------------------------------------------------------------------------
               OIL/ENERGY - 5.1%
     33,082       BP Amoco Plc ...............................     $  1,755,414
     10,000       Burlington Resources, Inc. .................          370,000
     13,000       Chevron Corporation ........................        1,201,688
     10,000       Enron Corporation ..........................          748,750
     14,650       Exxon Mobil Corporation ....................        1,139,953
      7,500       Halliburton Company ........................          307,500
     12,000       Nabors Industries, Inc.(a) .................          465,750
                                                                   -------------
                                                                      5,989,055
                                                                   -------------
               PAPER AND FOREST PRODUCTS - 0.8%
     11,455       International Paper Company ................          489,701
      5,000       Mead Corporation ...........................          174,687
      8,000       Willamette Industries, Inc. ................          321,000
                                                                   -------------
                                                                        985,388
                                                                   -------------
               RACETRACKS - 0.2%
     11,000       Speedway Motorsports, Inc.(a) ..............          274,312
                                                                   -------------
               RETAIL STORES - 6.4%
      7,000       Abercrombie & Fitch Company - Class A(a) ...          112,000
     16,000       Circuit City Stores - Circuit City Group ...          974,000
     49,500       Home Depot, Inc. ...........................        3,192,750
      7,500       Target Corporation .........................          560,625
     32,000       Wal-Mart Stores, Inc. ......................        1,776,000
     33,000       Walgreen Company ...........................          849,750
                                                                   -------------
                                                                      7,465,125
                                                                   -------------
               SERVICES - COMPUTER - 5.4%
     12,500       Adobe Systems, Inc. ........................        1,391,406
     12,500       America Online, Inc.(a) ....................          840,625
     22,200       Automatic Data Processing, Inc. ............        1,071,150
     24,000       Computer Sciences Corporation(a) ...........        1,899,000
      9,500       Electronic Data Systems Corporation ........          609,781
      2,500       Inktomi Corporation(a) .....................          487,500
                                                                   -------------
                                                                      6,299,462
                                                                   -------------
               SERVICES - CONSUMER - 0.0%
      9,000       HEALTHSOUTH Corporation(a) .................           50,062
                                                                   -------------
               TELECOMMUNICATION EQUIPMENT - 8.1%
      6,600       Applied Materials, Inc.(a) .................          622,050
      4,000       JDS Uniphase Corporation(a) ................          482,250
      7,000       Lucent Technologies, Inc. ..................          425,250
      4,000       Nokia Oyj ..................................          869,000
     24,000       Nortel Networks Corporation ................        3,024,000
     36,000       Scientific-Atlanta, Inc. ...................        2,283,750
     22,000       Tellabs, Inc.(a) ...........................        1,385,656
      6,000       Titan Corporation(a) .......................          306,000
                                                                   -------------
                                                                      9,397,956
                                                                   -------------
               UTILITIES - 5.8%
     14,000       AT&T Corporation ...........................          787,500
     24,000       BellSouth Corporation ......................        1,128,000
     18,490       Duke Energy Corporation ....................          970,725
     59,900       SBC Communications, Inc. ...................        2,515,800
     18,000       US WEST, Inc. ..............................        1,307,250
                                                                   -------------
                                                                      6,709,275
                                                                   -------------

               TOTAL COMMON STOCKS - 95.6% (COST $52,234,641)      $111,372,877
                                                                   -------------

THE GOVERNMENT STREET EQUITY FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
     SHARES    MONEY MARKETS  -  6.8%                                  VALUE
--------------------------------------------------------------------------------
  7,865,603    Firstar Stellar Treasury Fund (Cost $7,865,603)     $  7,865,603
                                                                   -------------

               TOTAL INVESTMENTS AT VALUE - 102.4%
                  (COST $60,100,244) .........................     $119,238,480

               LIABILITIES IN EXCESS OF OTHER ASSETS - (2.4%)        (2,791,858)
                                                                   -------------

               NET ASSETS - 100.0% ...........................     $116,446,622
                                                                   ============

(a)  Non-income producing security.

See accompanying notes to financial statements.

THE GOVERNMENT STREET BOND FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2000
================================================================================
  PAR VALUE    U.S. TREASURY AND AGENCY OBLIGATIONS - 30.3%
--------------------------------------------------------------------------------
               U.S. TREASURY NOTES - 5.8%
$    20,000       8.75%, due 08/15/2000 ......................     $     20,212
     50,000       8.50%, due 11/15/2000 ......................           50,641
    140,000       8.00%, due 05/15/2001 ......................          142,319
    125,000       7.875%, due 08/15/2001 .....................          127,227
    850,000       5.75%, due 04/30/2003 ......................          833,000
    750,000       5.875%, due 11/15/2005 .....................          734,297
    750,000       5.50%, due 02/15/2008 ......................          715,312
                                                                   -------------
                                                                      2,623,008
                                                                   -------------
               FEDERAL FARM CREDIT BANK BONDS - 1.7%
    500,000       6.00%, due 01/07/2008 ......................          465,726
    325,000       6.06%, due 05/28/2013 ......................          294,537
                                                                   -------------
                                                                        760,263
                                                                   -------------
               FEDERAL HOME LOAN BANK BONDS - 5.7%
    500,000       7.57%, due 08/19/2004 ......................          508,702
    500,000       6.045%, due 12/10/2004 .....................          479,370
    750,000       5.925%, due 04/09/2008 .....................          692,728
    500,000       5.52%, due 09/23/2008 ......................          446,906
    500,000       5.42%, due 09/23/2008 ......................          443,766
                                                                   -------------
                                                                      2,571,472
                                                                   -------------
               FEDERAL HOME LOAN MORTGAGE CORPORATION BONDS - 4.7%
    500,000       6.345%, due 11/01/2005 .....................          482,823
    895,000       7.44%, due 09/20/2006 ......................          881,969
    800,000       7.04%, due 01/09/2007 ......................          777,006
                                                                   -------------
                                                                      2,141,798
                                                                   -------------
               FEDERAL NATIONAL MORTGAGE ASSOCIATION BONDS - 12.4%
    500,000       6.63%, due 06/20/2005 ......................          489,996
    650,000       7.65%, due 10/06/2006 ......................          642,975
    500,000       7.36%, due 02/07/2007 ......................          486,353
    500,000       7.125%, due 3/15/2007 ......................          499,564
    400,000       7.70%, due 04/10/2007 ......................          393,466
    500,000       6.62%, due 06/25/2007 ......................          486,013
    500,000       7.16%, due 06/26/2007 ......................          483,306
    500,000       7.00%, due 07/17/2007 ......................          482,930
    750,000       6.08%, due 12/15/2010 ......................          689,060
    400,000       6.80%, due 08/27/2012 ......................          380,208
    600,000       6.875%, due 09/01/2012 .....................          569,093
                                                                   -------------
                                                                       5,602,964
                                                                   -------------
               TOTAL U.S. TREASURY AND AGENCY OBLIGATIONS
                  (Cost $14,549,929) .........................     $ 13,699,505
                                                                   -------------

THE GOVERNMENT STREET BOND FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
  PAR VALUE    MORTGAGE-BACKED SECURITIES - 15.8%
--------------------------------------------------------------------------------
               GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 15.8%
$    12,671       Pool #15032, 7.50%, due 02/15/2007 .........     $     12,560
    384,211       Pool #438434, 6.50%, due 01/15/2013 ........          371,032
    569,950       Pool #470177, 7.00%, due 03/15/2014 ........          561,800
    389,575       Pool #518403, 7.00%, due 09/15/2014 ........          384,004
     10,852       Pool #176413, 7.50%, due 09/15/2016 ........           10,757
     14,872       Pool #170784, 8.00%, due 12/15/2016 ........           15,040
     11,855       Pool #181540, 8.00%, due 02/15/2017 ........           11,989
    483,398       Pool #493659, 6.50%, due 12/15/2018 ........          455,894
    404,119       Pool #476695, 6.50%, due 10/15/2023 ........          381,126
    370,794       Pool #366710, 6.50%, due 02/15/2024 ........          349,697
    493,291       Pool #453826, 7.25%, due 09/15/2027 ........          485,679
    695,862       Pool #412360, 7.00%, due 11/15/2027 ........          673,951
    581,989       Pool #454162, 7.00%, due 05/15/2028 ........          563,664
    978,026       Pool #2617, 7.50%, due 07/20/2028 ..........          963,656
    463,712       Pool #158794, 7.00%, due 09/15/2028 ........          449,111
    469,481       Pool #48760, 6.50%, due 12/15/2028 .........          442,769
    970,737       Pool #506618, 7.00%, due 03/15/2029 ........          940,171
                                                                   -------------

               TOTAL MORTGAGE-BACKED SECURITIES
                  (Cost $7,363,455) ..........................     $  7,072,900
                                                                   -------------

================================================================================
  PAR VALUE    CORPORATE BONDS - 47.2%                                 VALUE
--------------------------------------------------------------------------------
               FINANCE - 22.9%
               AmSouth Bancorp,
$   550,000       7.75%, due 05/15/2004 ......................     $    549,482
                                                                   -------------
               Banc One Corporation,
    600,000       7.00%, due 07/15/2005 ......................          580,922
    500,000       6.875%, due 08/01/2006 .....................          480,026
                                                                   -------------
                                                                      1,060,948
                                                                   -------------
               Bank of America Corporation,
    496,000       8.375%, due 03/15/2002 .....................          504,257
    750,000       7.125%, due 03/01/2009 .....................          727,602
                                                                   -------------
                                                                      1,231,859
                                                                   -------------
               Bear Stearns Company,
    170,000       9.375%, due 06/01/2001 .....................          173,348
                                                                   -------------
               Duke Capital Corporation,
    750,000       7.50%, due 10/01/2009 ......................          736,626
                                                                   -------------
               General Electric Capital Corporation,
    100,000       7.24%, due 01/15/2002 ......................          100,268
    150,000       7.50%, due 03/15/2002 ......................          151,054
                                                                   -------------
                                                                        251,322
                                                                   -------------
               J.P. Morgan & Company,
    500,000       7.25%, due 01/15/2002 ......................          498,152
    500,000       6.00%, due 01/15/2009 ......................          444,994
                                                                   -------------
                                                                        943,146
                                                                   -------------
               Merrill Lynch & Company, Inc.,
    745,000       7.375%, due 08/17/2002 .....................          742,989
  1,000,000       7.00%, due 04/27/2008 ......................          957,499
                                                                   -------------
                                                                       1,700,488
                                                                   -------------

THE GOVERNMENT STREET BOND FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
  PAR VALUE    CORPORATE BONDS - 47.2% (CONTINUED)                      VALUE
--------------------------------------------------------------------------------
               NationsBank,
$   550,000       7.625%, due 04/15/2005 .....................     $    548,578
                                                                   -------------
               Regions Financial Corporation,
    350,000       7.80%, due 12/01/2002 ......................          350,700
                                                                   -------------
               Salomon, Inc.,
    507,000       7.50%, due 02/01/2003 ......................          506,893
                                                                   -------------
               Sears Roebuck Acceptance Corporation,
    700,000       6.00%, due 03/20/2003 ......................          670,710
                                                                   -------------
               SouthTrust Bank of Alabama, N.A.,
    665,000       7.00%, due 11/15/2008 ......................          637,881
                                                                   -------------
               Transamerica Financial Corporation,
  1,000,000       7.50%, due 03/15/2004 ......................          986,990
                                                                   -------------

               TOTAL FINANCE CORPORATE BONDS .................       10,348,971
                                                                   -------------

               INDUSTRIAL - 19.4%
                  BP America, Inc.,
    265,000       8.50%, due 04/15/2001 ......................          268,815
                                                                   -------------
               Coca-Cola Company,
    600,000       6.625%, due 08/01/2004 .....................          582,636
                                                                   -------------
               Conoco, Inc.,
    750,000       6.35%, due 04/15/2009 ......................          698,798
                                                                   -------------
               duPont (E.I.) de Nemours & Company,
    150,000       9.15%, due 04/15/2000 ......................          150,086
    425,000       6.75%, due 10/15/2002 ......................          420,345
                                                                   -------------
                                                                        570,431
                                                                   -------------
               Ford Motor Company,
  1,000,000       7.25%, due 10/01/2008 ......................          985,710
                                                                   -------------
               General Motors Corporation,
    565,000       7.10%, due 03/15/2006 ......................          554,726
                                                                   -------------
               Hanson Overseas,
  1,100,000       7.375%, due 01/15/2003 .....................        1,090,914
                                                                   -------------
               International Business Machines Corporation,
  1,000,000       7.25%, due 11/01/2002 ......................        1,003,604
                                                                   -------------
               Kimberly-Clark Corporation,
    240,000       8.625%, due 05/01/2001 .....................          243,930
                                                                   -------------
               Mobil Corporation,
    100,000       8.375%, due 02/12/2001 .....................          101,095
                                                                   -------------
               Philip Morris Companies, Inc.,
    700,000       7.125%, due 10/01/2004 .....................          657,017
                                                                   -------------
               Raytheon Company,
    800,000       6.50%, due 07/15/2005 ......................          754,045
                                                                   -------------

THE GOVERNMENT STREET BOND FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
  PAR VALUE    CORPORATE BONDS - 47.2% (CONTINUED)                      VALUE
--------------------------------------------------------------------------------
               Wal-Mart Stores, Inc.,
$   170,000       9.10%, due 07/15/2000 ......................     $    171,000
    100,000       8.625%, due 04/01/2001 .....................          101,492
  1,000,000       7.50%, due 05/15/2004 ......................        1,015,667
                                                                   -------------
                                                                      1,288,159
                                                                   -------------

               TOTAL INDUSTRIAL CORPORATE BONDS ..............        8,799,880
                                                                   -------------

               UTILITY - 4.9%
               AT&T Corporation,
  1,000,000       6.00%, due 03/15/2009 ......................          903,787
                                                                   -------------
               BellSouth Corporation,
    250,000       7.75%, due 02/15/10 ........................          253,850
                                                                   -------------
               Emerson Electric Company,
    587,000       6.30%, due 11/01/2005 ......................          558,380
                                                                   -------------
               Scana Corporation,
    500,000       6.05%, due 01/13/2003 ......................          482,744
                                                                   -------------

               TOTAL UTILITY CORPORATE BONDS .................        2,198,761
                                                                   -------------

               TOTAL CORPORATE BONDS
                  (Amortized Cost $22,123,380) ...............     $ 21,347,612
                                                                   -------------

================================================================================
  PAR VALUE    MUNICIPAL OBLIGATIONS - 2.2%                            VALUE
--------------------------------------------------------------------------------
               Alabama State Public School & College Auth.,
$ 1,000,000       7.15%, due 09/01/2009 (Cost $972,490) ......     $    977,229
                                                                   -------------

================================================================================
     SHARES    MONEY MARKETS - 3.1%                                    VALUE
--------------------------------------------------------------------------------
  1,415,617    Firstar Stellar Treasury Fund (Cost $1,415,617)     $  1,415,617
                                                                   -------------

               TOTAL INVESTMENTS AT VALUE - 98.6%
                  (COST $46,424,871) .........................     $ 44,512,863

               OTHER ASSETS IN EXCESS OF LIABILITIES - 1.4% ..          642,928
                                                                   -------------

               NET ASSETS - 100.0% ...........................     $ 45,155,791
                                                                   ============

See accompanying notes to financial statements.

THE ALABAMA TAX FREE BOND FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2000
================================================================================
               ALABAMA FIXED RATE REVENUE AND GENERAL
  PAR VALUE    OBLIGATION (GO) BONDS - 94.1%                           VALUE
--------------------------------------------------------------------------------
               Alabama Mental Health Finance Auth. Special Tax,
$   300,000       5.00%, due 05/01/2006 ......................     $    299,988
                                                                   -------------
               Alabama Special Care Facilities Financing Auth. Rev.,
    400,000       5.375%, due 11/01/2012 .....................          401,588
                                                                   -------------
               Alabama State, GO,
    100,000       5.70%, due 12/01/2002 ......................          102,522
                                                                   -------------
               Alabama State Industrial Access Road & Bridge Corp., GO,
    100,000       5.25%, due 06/01/2003 ......................          100,862
                                                                   -------------
               Alabama State Mun. Elec. Auth. Power Supply Rev.,
    150,000       5.625%, due 09/01/2000 .....................          150,856
    400,000       6.50%, due 09/01/2005, prerefunded
                     09/01/2001 at 101 .......................          414,708
    340,000       5.75%, due 09/01/2001 ......................          344,991
                                                                   -------------
                                                                         910,555
                                                                   -------------
               Alabama State Public School & College Auth. Rev.,
    100,000       4.40%, due 12/01/2000 ......................          100,190
    205,000       5.00%, due 12/01/2005 ......................          205,588
    250,000       5.25%, due 11/01/2005 ......................          253,852
    200,000       5.125%, due 11/01/2010 .....................          199,586
    300,000       5.00%, due 11/01/2012 ......................          291,261
    225,000       5.125%, due 11/01/2013 .....................          219,319
                                                                   -------------
                                                                      1,269,796
                                                                   -------------
               Alabama Water Pollution Control Rev.,
    190,000       6.25%, due 08/15/2004 ......................          199,971
                                                                   -------------
               Anniston, AL, GO,
    250,000       5.50%, due 01/01/2004 ......................          255,920
                                                                   -------------
               Anniston, AL, Regional Medical Center Board Hospital Rev.,
     20,000       7.375%, due 07/01/2006, ETM ................           21,211
                                                                   -------------
               Athens, AL, School Warrants,
    335,000       5.05%, due 08/01/2015 ......................          318,096
                                                                   -------------
               Auburn University, Alabama, Rev.,
    150,000       5.20%, due 06/01/2004 ......................          151,893
    325,000       5.25%, due 04/01/2005 ......................          329,417
                                                                   -------------
                                                                        481,310
                                                                   -------------
               Baldwin Co., AL,  GO,
    200,000       5.85%, due 08/01/2003 ......................          206,508
    400,000       5.00%, due 02/01/2007 ......................          399,056
    200,000       4.55%, due 02/01/2009 ......................          181,604
                                                                   -------------
                                                                        787,168
                                                                   -------------
               Baldwin Co., AL, Board of Education Rev.,
    300,000       5.90%, due 12/01/2001 ......................          303,279
                                                                   -------------
               Birmingham, AL, GO,
    100,000       5.80%, due 04/01/2002 ......................          102,115
    200,000       5.90%, due 04/01/2003 ......................          206,170
                                                                   -------------
                                                                         308,285
                                                                   -------------

THE ALABAMA TAX FREE BOND FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
               ALABAMA FIXED RATE REVENUE AND GENERAL
  PAR VALUE    OBLIGATION (GO) BONDS - 94.1% (CONTINUED)               VALUE
--------------------------------------------------------------------------------
               Birmingham, AL, Industrial Water Board Rev.,
$   100,000       5.00%, due 03/01/2001 ......................     $    100,700
    100,000       6.00%, due 07/01/2007 ......................          106,197
                                                                   -------------
                                                                        206,897
                                                                   -------------
               Birmingham, AL, Medical Clinic Board Rev.,
     60,000       7.30%, due 07/01/2005, ETM .................           63,625
                                                                   -------------
               Birmingham, AL, Waterworks & Sewer Board Rev.,
     50,000       5.90%, due 01/01/2003 ......................           51,914
    400,000       6.15%, due 01/01/2006 ......................          416,976
                                                                   -------------
                                                                        468,890
                                                                   -------------
               Birmingham-Southern College, AL, Private Education
               Bldg. Auth. Rev.,
    500,000       5.10%, due 12/01/2012 ......................          480,215
                                                                   -------------
               DCH Health Care Auth. of Alabama Rev.,
     55,000       5.00%, due 06/01/2004 ......................           54,976
                                                                   -------------
               Decatur, AL, GO,
    300,000       5.00%, due 06/01/2009 ......................          298,020
                                                                   -------------
               Decatur, AL, Water Rev.,
    100,000       5.00%, due 05/01/2014 ......................           95,233
                                                                   -------------
               Dothan, AL, GO,
    500,000       5.50%, due 09/01/2014 ......................          504,620
                                                                   -------------
               Fairhope, AL, Public Improvements Warrants,
    295,000       5.10%, due 06/01/2014 ......................          281,126
                                                                   -------------
               Fairhope, AL, Utility Rev.,
    200,000       5.10%, due 12/01/2008 ......................          200,150
                                                                   -------------
               Florence, AL, School Warrants,
    200,000       4.65%, due 12/01/2012 ......................          185,208
    400,000       5.75%, due 09/01/2015 ......................          406,404
                                                                   -------------
                                                                        591,612
                                                                   -------------
               Greenville, AL, GO,
    300,000       5.10%, due 12/01/2009 ......................          299,751
                                                                   -------------
               Hoover, AL, Board of Education Special Tax,
    200,000       6.625%, due 02/01/2010, prerefunded
                     02/01/2001 at 102 .......................          207,812
                                                                   -------------
               Hoover, AL, Board of Education, GO,
    400,000       6.00%, due 02/15/2006 ......................          420,524
                                                                   -------------
               Houston Co., AL, GO,
    250,000       5.00%, due 07/01/2002 ......................          251,512
    300,000       5.60%, due 10/15/2014 ......................          305,352
                                                                   -------------
                                                                        556,864
                                                                   -------------
               Huntsville, AL,  GO,
    115,000       5.15%, due 08/01/2000 ......................          115,399
    100,000       5.20%, due 11/01/2000 ......................          100,630
    500,000       5.50%, due 11/01/2002 ......................          509,845
    100,000       5.90%, due 11/01/2005 ......................          104,589
    250,000       5.25%, due 11/01/2011 ......................          250,592
    300,000       5.40%, due 02/01/2010 ......................          303,714
                                                                   -------------
                                                                       1,384,769
                                                                   -------------

THE ALABAMA TAX FREE BOND FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
               ALABAMA FIXED RATE REVENUE AND GENERAL
  PAR VALUE    OBLIGATION (GO) BONDS - 94.1% (CONTINUED)               VALUE
--------------------------------------------------------------------------------
               Huntsville, AL, Electric Systems Rev.,
$   150,000       6.10%, due 12/01/2000 ......................     $    151,866
    150,000       5.00%, due 12/01/2003 ......................          150,888
    250,000       4.80%, due 12/01/2012 ......................          235,210
                                                                   -------------
                                                                        537,964
                                                                   -------------
               Huntsville, AL, Water Systems Rev.,
    150,000       5.15%, due 05/01/2004 ......................          151,587
    150,000       5.25%, due 05/01/2005 ......................          151,694
    200,000       4.70%, due 11/01/2013 ......................          183,100
                                                                   -------------
                                                                        486,381
                                                                   -------------
               Jefferson Co., AL,  GO,
    150,000       5.55%, due 04/01/2002 ......................          152,206
    100,000       5.00%, due 04/01/2004 ......................          100,179
                                                                   -------------
                                                                        252,385
                                                                   -------------
               Jefferson Co., AL, Board of Education Capital
               Outlay Warrants,
    300,000       5.70%, due 02/15/2011 ......................          315,144
                                                                   -------------
               Jefferson Co., AL, Sewer Rev.,
    140,000       5.15%, due 09/01/2002 ......................          141,471
     50,000       5.50%, due 09/01/2003, ETM .................           51,136
    300,000       5.75%, due 09/01/2005 ......................          310,845
                                                                   -------------
                                                                        503,452
                                                                   -------------
               Lee Co., AL, GO,
    300,000       5.50%, due 02/01/2007 ......................          307,872
                                                                   -------------
               Madison Co., AL, Board of Education Capital
               Outlay Tax Antic. Warrants,
    175,000       5.20%, due 09/01/2004 ......................          179,611
    250,000       5.10%, due 09/01/2011 ......................          245,495
                                                                   -------------
                                                                        425,106
                                                                   -------------
               Madison, AL, Warrants,
    325,000       5.55%, due 04/01/2007 ......................          334,675
    200,000       4.40%, due 02/01/2011 ......................          182,148
    400,000       4.85%, due 02/01/2013 ......................          376,120
                                                                   -------------
                                                                        892,943
                                                                   -------------
               Mobile Co., AL, Board of Education Capital
               Outlay Warrants,
    400,000       5.00%, due 03/01/2008 ......................          398,176
                                                                   -------------
               Mobile Co., AL, Gas Tax Antic. Warrants,
    100,000       4.50%, due 02/01/2003 ......................           98,844
                                                                   -------------
               Mobile, AL,  GO,
    200,000       5.40%, due 08/15/2000 ......................          200,952
     25,000       6.30%, due 08/01/2001 ......................           25,590
     25,000       6.25%, due 08/01/2001 ......................           25,574
    275,000       6.20%, due 02/15/2007, ETM .................          292,496
    180,000       5.75%, due 02/15/2016 ......................          182,601
                                                                   -------------
                                                                        727,213
                                                                   -------------
               Mobile, AL, Water & Sewer Commissioners Rev.,
     55,000       6.30%, due 01/01/2003 ......................           57,034
                                                                   -------------
               Montgomery Co., AL, GO,
    100,000       5.20%, due 11/01/2006 ......................          100,846
                                                                   -------------
               Montgomery, AL, GO,
    200,000       4.70%, due 05/01/2002 ......................          199,918
    500,000       5.10%, due 10/01/2008 ......................          501,025
                                                                   -------------
                                                                         700,943
                                                                   -------------

THE ALABAMA TAX FREE BOND FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
               ALABAMA FIXED RATE REVENUE AND GENERAL
  PAR VALUE    OBLIGATION (GO) BONDS - 94.1% (CONTINUED)               VALUE
--------------------------------------------------------------------------------
               Montgomery, AL, Waterworks & Sanitation Rev.,
$   200,000       5.85%, due 03/01/2003 ......................     $    205,042
    400,000       5.60%, due 09/01/2009 ......................          411,956
                                                                   -------------
                                                                        616,998
                                                                   -------------
               Mountain Brook, AL, Board of Education Capital
               Outlay Warrants,
    405,000       4.80%, due 02/15/2011 ......................          387,241
                                                                   -------------
               Muscle Shoals, AL, GO,
    400,000       5.60%, due 08/01/2010 ......................          411,972
                                                                   -------------
               Opelika, AL, GO,
    100,000       4.60%, due 03/01/2003 ......................           99,458
    100,000       5.30%, due 07/01/2003 ......................          101,570
                                                                   -------------
                                                                        201,028
                                                                   -------------
               Scottsboro, AL, Waterworks Sewer & Gas Rev.,
    200,000       4.35%, due 08/01/2011 ......................          180,372
                                                                   -------------
               Shelby Co., AL, GO,
    205,000       5.20%, due 08/01/2000 ......................          205,744
     50,000       5.35%, due 08/01/2001 ......................           50,544
                                                                   -------------
                                                                        256,288
                                                                   -------------
               Shelby Co., AL, Hospital Board Rev.,
     35,000       6.60%, due 02/01/2001, ETM .................           35,666
     25,000       6.60%, due 02/01/2002, ETM .................           25,801
     40,000       6.60%, due 02/01/2003, ETM .................           41,818
                                                                   -------------
                                                                        103,285
                                                                   -------------
               Tuscaloosa, AL, Board of Education Special
               Tax Warrants,
     75,000       5.70%, due 02/15/2005 ......................           77,358
    125,000       6.00%, due 02/15/2009 ......................          129,911
    300,000       4.85%, due 02/15/2013 ......................          281,844
                                                                   -------------
                                                                        489,113
                                                                   -------------
               Tuscaloosa, AL, Board of Education, GO,
    100,000       5.10%, due 02/01/2004 ......................          100,823
    300,000       4.625%, due 08/01/2008 .....................          287,652
                                                                   -------------
                                                                        388,475
                                                                   -------------
               University of Alabama General Fee Series A Rev.,
     50,000       5.00%, due 11/01/2000 ......................           50,248
    240,000       5.10%, due 10/01/2002 ......................          242,239
    400,000       5.25%, due 06/01/2010 ......................          402,344
    100,000       5.375%, due 06/01/2013 .....................          100,287
                                                                   -------------
                                                                        795,118
                                                                   -------------
               Vestavia Hills, AL, Board of Education Capital
               Outlay Rev.,
     55,000       5.25%, due 02/01/2004 ......................           55,857
                                                                   -------------
               Vestavia Hills, AL, Warrants,
    125,000       4.90%, due 04/01/2005 ......................          124,639
                                                                   -------------

               TOTAL ALABAMA FIXED RATE REVENUE AND GENERAL
                  OBLIGATION (GO) BONDS - 94.1%
                  (Cost $21,716,842) .........................     $  21,690,324
                                                                   -------------

THE ALABAMA TAX FREE BOND FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
     SHARES    MONEY MARKETS - 4.7%
--------------------------------------------------------------------------------
  1,075,857    Firstar Tax-Free Fund (Cost $1,075,857) .......     $  1,075,857
                                                                   -------------

               TOTAL INVESTMENTS AT VALUE - 98.8%
                  (COST $22,792,699) .........................     $ 22,766,181

               OTHER ASSETS IN EXCESS OF LIABILITIES - 1.2% ..          282,159
                                                                   -------------

               NET ASSETS - 100.0% ...........................     $ 23,048,340
                                                                   ============


ETM - Escrowed to maturity.

See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2000
================================================================================

1.   SIGNIFICANT ACCOUNTING POLICIES

The Government Street Equity Fund, The Government Street Bond Fund, and The Alabama Tax Free Bond Fund (the Funds) are each a no-load series of The Williamsburg Investment Trust (the Trust). The Trust, an open-end management investment company registered under the Investment Company Act of 1940, was organized as a Massachusetts business trust on July 18, 1988.

The Government Street Equity Fund's investment objective is to seek capital appreciation through the compounding of dividends and capital gains, both realized and unrealized, on its investments in common stocks.

The Government Street Bond Fund's investment objectives are to preserve capital, to provide current income and to protect the value of the portfolio against the effects of inflation.

The Alabama Tax Free Bond Fund's investment objectives are to provide current income exempt from both federal income taxes and the personal income taxes of Alabama and to preserve capital.

The following is a summary of the Funds' significant accounting policies:

Securities valuation - The Funds' portfolio securities are valued as of the close of business of the regular session of the New York Stock Exchange (normally 4:00 p.m., Eastern time). Securities which are traded over-the-counter are valued at the last sales price, if available, otherwise, at the last quoted bid price. Securities traded on a national stock exchange are valued based upon the closing price on the principal exchange where the security is traded. It is expected that fixed income securities will ordinarily be traded in the over-the-counter market, and common stocks will ordinarily be traded on a national securities exchange, but may also be traded in the over-the-counter market. When market quotations are not readily available, fixed income securities may be valued on the basis of prices provided by an independent pricing service.

Repurchase agreements - The Funds may enter into joint repurchase agreements with other funds within the Trust. The joint repurchase agreement, which is collateralized by U.S. Government obligations, is valued at cost which, together with accrued interest, approximates market value. At the time the Funds enter into the joint repurchase agreement, the Funds take possession of the underlying securities and the seller agrees that the value of the underlying securities, including accrued interest, will at all times be equal to or exceed the face amount of the repurchase agreement. In addition, each Fund actively monitors and seeks additional collateral, as needed.

Share valuation - The net asset value per share of each Fund is calculated daily by dividing the total value of each Fund's assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of each Fund is equal to the net asset value per share.

Investment income - Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Discounts and premiums on securities purchased are amortized in accordance with income tax regulations.

Distributions to shareholders - Dividends arising from net investment income are declared and paid quarterly to shareholders of The Government Street Equity Fund; declared and paid monthly to shareholders of The Government Street Bond Fund; and declared daily and paid monthly to shareholders of The Alabama Tax Free Bond Fund. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Income dividends and capital gain distributions are determined in accordance with income tax regulations.

Security transactions - Security transactions are accounted for on trade date. Cost of securities sold is determined on a specific identification basis.

Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax - It is each Fund's policy to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies, and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is based upon the federal income tax cost of portfolio investments of each Fund as of March 31, 2000:

------------------------------------------------------------------------------------------
                                              GOVERNMENT      GOVERNMENT       ALABAMA
                                                STREET          STREET         TAX FREE
                                              EQUITY FUND      BOND FUND       BOND FUND
------------------------------------------------------------------------------------------
Gross unrealized appreciation ............   $ 60,272,476    $     87,338    $    233,036
Gross unrealized depreciation ............     (1,183,194)     (1,999,346)       (329,106)
                                             ------------    ------------    ------------
Net unrealized appreciation (depreciation)   $ 59,089,282    $ (1,912,008)   $    (96,070)
                                             ============    ============    ============
Federal income tax cost ..................   $ 60,149,198    $ 46,424,871    $ 22,862,251
                                             ============    ============    ============
------------------------------------------------------------------------------------------

The difference between the federal income tax cost of portfolio investments and the financial statement cost for The Government Street Equity Fund and The
Alabama Tax Free Bond Fund is due to certain timing differences in the recognition of capital losses under income tax regulations and generally accepted accounting principles.

As of March 31, 2000, The Government Street Bond Fund and The Alabama Tax Free Bond Fund had capital loss carryforwards for federal income tax purposes of $760,308 and $176,717, respectively, which expire through the year 2008. In addition, The Government Street Bond Fund had net realized capital losses of $145,238 during the period from November 1, 1999 through March 31, 2000, which are treated for federal income tax purposes as arising during the Fund's tax year ending March 31, 2001. These capital loss carryforwards and "post-October" losses may be utilized in future years to offset net realized capital gains prior to distributing such gains to shareholders.

2.   INVESTMENT TRANSACTIONS

During the year ended March 31, 2000, cost of purchases and proceeds from sales and maturities of investment securities, other than short-term investments, amounted to $22,178,843 and $16,307,402, respectively, for The Government Street Equity Fund, $11,563,587 and $7,842,909, respectively, for The Government Street Bond Fund, and $5,922,774 and $3,884,720, respectively, for The Alabama Tax Free Bond Fund.

3.   TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY AGREEMENT
The Funds' investments are managed by T. Leavell & Associates, Inc. (the Adviser) under the terms of an Investment Advisory Agreement. Under the Investment Advisory Agreement, The Government Street Equity Fund pays the Adviser a fee, which is computed and accrued daily and paid monthly, at an annual rate of .60% of its average daily net assets up to $100 million and .50% of such assets in excess of $100 million. The Government Street Bond Fund pays the Adviser a fee at an annual rate of .50% of its average daily net assets up to $100 million and .40% of such net assets in excess of $100 million. The Alabama Tax Free Bond Fund pays the Adviser a fee at an annual rate of .35% of its average daily net assets up to $100 million and .25% of such net assets in excess of $100 million.

The Adviser currently intends to limit the total operating expenses of The Alabama Tax Free Bond Fund to .65% of its average daily net assets. Accordingly, the Adviser voluntarily waived $15,400 of its investment advisory fees for the Fund during the year ended March 31, 2000.

Certain Trustees and officers of the Trust are also officers of the Adviser.

ADMINISTRATIVE SERVICES AGREEMENT
Under the terms of an Administrative Services Agreement between the Trust and Integrated Fund Services, Inc. (IFS), IFS provides administrative, pricing, accounting, dividend disbursing, shareholder servicing and transfer agent services for the Funds. For these services, IFS receives a monthly fee from The Government Street Equity Fund at an annual rate of .20% of its average daily net assets up to $25 million; .175% of the next $25 million of such assets; and .15% of such net assets in excess of $50 million. From The Government Street Bond Fund, IFS receives a monthly fee of .075% of its average daily net assets up to $200 million and .05% of such assets in excess of $200 million. From The Alabama Tax Free Bond Fund, IFS receives a monthly fee of .15% of its average daily net assets up to $200 million and .10% of such assets in excess of $200 million. The fee for each Fund is subject to a $2,000 monthly minimum. In addition, each Fund pays IFS out-of-pocket expenses including, but not limited to, postage, supplies and costs of pricing the Funds' portfolio securities.

Certain officers of the Trust are also officers of IFS.

4.   FEDERAL TAX INFORMATION FOR SHAREHOLDERS (UNAUDITED)

In accordance with federal tax requirements, the following provides shareholders with information concerning distributions from net realized gains, if any, made by the Funds during the year ended March 31, 2000. On March 31, 2000, The Government Street Equity Fund declared and paid a long-term capital gain distribution of $0.4190 per share. As required by federal regulations, shareholders will receive notification of their portion of a Fund's taxable capital gain distribution, if any, paid during the 2000 calendar year early in 2001.

In accordance with federal tax requirements, The Alabama Tax Free Bond Fund designates its respective dividends paid from net investment income during the year ended March 31, 2000, as "exempt-interest dividends."

REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS
================================================================================

To the Shareholders and Board of Trustees
The Williamsburg Investment Trust
Cincinnati, Ohio

     We have audited the accompanying statements of assets and liabilities of The Government Street Equity Fund, The Government Street Bond Fund and The
Alabama Tax Free Bond Fund, (each a series of The Williamsburg Investment Trust), including the portfolios of investments, as of March 31, 2000, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2000 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Government Street Equity Fund, The Government Street Bond Fund and The Alabama Tax Free Bond Fund, as of March 31, 2000, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.

                                                  Tait, Weller & Baker

Philadelphia, Pennsylvania
April 28, 2000

                          THE GOVERNMENT STREET FUNDS
                         THE ALABAMA TAX FREE BOND FUND
                         ------------------------------
                              No Load Mutual Funds

INVESTMENT ADVISER
T. Leavell & Associates, Inc.
150 Government Street
Post Office Box 1307
Mobile, AL 36633

ADMINISTRATOR
Integrated Fund Services, Inc.
P.O. Box 5354
Cincinnati, OH 45201-5354
1-800-443-4249

LEGAL COUNSEL
Sullivan & Worcester LLP
One Post Office Square
Boston, MA 02109

BOARD OF TRUSTEES
Richard Mitchell, President
Austin Brockenbrough, III
John T. Bruce
Charles M. Caravati, Jr.
J. Finley Lee, Jr.
Richard L. Morrill
Harris V. Morrissette
Erwin H. Will, Jr.
Samuel B. Witt, III

PORTFOLIO MANAGERS
Thomas W. Leavell,
   The Government Street Equity Fund
Mary Shannon Hope,
   The Government Street Bond Fund
Timothy S. Healey,
   The Alabama Tax Free Bond Fund

                                      THE
                                   JAMESTOWN
                                     FUNDS

                                 No-Load Funds

                                 ANNUAL REPORT
                                 March 31, 2000

                               Investment Adviser
                      Lowe, Brockenbrough & Company, Inc.
                               Richmond, Virginia

THE JAMESTOWN FUNDS

INVESTMENT ADVISER
Lowe, Brockenbrough & Company, Inc.
6620 West Broad Street
Suite 300
Richmond, Virginia 23230

ADMINISTRATOR
Integrated Fund Services, Inc.
P.O. Box 5354
Cincinnati, Ohio 45201-5354
1-800-443-4249

INDEPENDENT AUDITORS
Tait, Weller & Baker
Eight Penn Center Plaza, Suite 800
Philadelphia, Pennsylvania 19103

LEGAL COUNSEL
Sullivan & Worcester LLP
One Post Office Square
Boston, Massachusetts 02109

BOARD OF TRUSTEES
Austin Brockenbrough, III
John T. Bruce
Charles M. Caravati, Jr.
J. Finley Lee, Jr.
Richard Mitchell
Richard L. Morrill
Harris V. Morrissette
Erwin H. Will, Jr.
Samuel B. Witt, III

LETTER TO SHAREHOLDERS                                              MAY 19, 2000
================================================================================

Dear Fellow Shareholders:

We are pleased to enclose for your review the audited Annual Report of the Jamestown Funds for the year ended March 31, 2000.

THE JAMESTOWN BALANCED FUND

For the fiscal year ended March 31, 2000, the Jamestown Balanced Fund produced a total return of 15.9% compared to the Lipper Balanced Index of 10.4%. The equity market was strong over the past twelve months, but volatility increased to historic highs as the market struggled between excellent corporate profit growth and rising interest rates. Technology stocks continued as the driving force behind the market advance with a 78.2% return over the past year. The Federal Reserve raised the Federal Funds rate five times during the past twelve months, and the Lehman Intermediate Bond Index only rose 2.1%.

The Jamestown Balanced Fund returned 18.2% on an annualized basis for the three years ended March 31, 2000, comparing favorably to the 15.6% return for the Lipper Balanced Index. For the five year period, the Fund generated a return of 17.8% versus 15.7% for the comparable Lipper Balanced Index.

The Fund grew in size to over $128 million in total net assets with 279 shareholders as of March 31, 2000.

THE JAMESTOWN EQUITY FUND

For the fiscal year ended March 31, 2000, the Jamestown Equity Fund had a total return of 24.0%, outperforming the 19.3% return for the Lipper Large Cap Core Index and the 17.9% return for the S&P 500 Index. Over the twelve months, the equity market was driven by the 78.2% return generated by technology stocks. Capital Goods stocks slightly outpaced the S&P 500 with a gain of 19.2%, but all of the remaining major sectors underperformed the S&P 500. Despite very strong corporate earnings growth, the market became increasingly concerned about the Federal Reserve's desire to slow the economy by raising interest rates and volatility increased significantly.

The Jamestown Equity Fund returned 24.5% on an annualized basis for the three years ended March 31, 2000, versus 26.5% for the Lipper Large Cap Core Index. For the five year period, the Fund returned 23.3% as compared to 24.5% for the Index.

The Fund grew in size to over $77 million in total net assets with 361 shareholders as of March 31, 2000.

THE JAMESTOWN TAX EXEMPT VIRGINIA FUND

For the fiscal year ended March 31, 2000, the Jamestown Tax Exempt Virginia Fund had a total return of 0.1%, compared to -0.2% for the Lipper Intermediate Municipal Fund Index and -0.1% for the Lehman Municipal Bond Index. Yields rose and prices dropped on municipal bonds as the Federal Reserve decided to raise the federal funds rate by 25 basis points five times over the past twelve months. As of March 31, 2000, this benchmark rate stood at 6.0%.

Some key characteristics of the Jamestown Tax Exempt Virginia Fund are as follows:

        Average Effective Maturity .............     7.6 years
        Average Effective Duration .............     5.9 years
        Average Weighted Coupon ................     5.31%
        SEC Yield ..............................     4.43%
        Average Credit Quality .................     AA

The Jamestown Tax Exempt Virginia Fund returned 4.3% on an annualized basis for the three years ended March 31, 2000, versus 4.4% for the comparable Lipper Intermediate Municipal Fund Index. For the five year period, the Jamestown Tax Exempt Virginia Fund generated an annualized return of 4.7%, as to compared to the 4.9% return for the Lipper Intermediate Municipal Fund Index.

The Jamestown Tax Exempt Virginia Fund grew in size to over $29 million in total net assets with 79 shareholders as of March 31, 2000.

THE JAMESTOWN INTERNATIONAL EQUITY FUND

For the year ended March 31, 2000, the Jamestown International Equity Fund had a total return of 39.4%. This return compares favorably with the 36.9% return generated by the Lipper International Index and the 25.1% return of the Morgan Stanley EAFE Index. The period was characterized by a strong rebound in Japan and other Asian markets after the financial and economic crisis of late 1998. Most European markets lagged the Asian markets after several years of strong outperformance.

Throughout the year, the Fund benefited from a heavy weighting in telecommunication and technology companies. As was the case in domestic markets, shares of companies in the telecommunications and technology fields led the markets higher around the globe. Foreign markets also benefited from a strong economic rebound after the currency induced problems of 1998.

For the three years ended March 31, 2000, the Jamestown International Equity Fund returned 25.2% on an annualized basis, versus 17.8% for the comparable Lipper Index and 16.3% for the EAFE Index.

The Fund grew in size to over $85 million in total net assets with 292 shareholders as of March 31, 2000.

Thank you for your continued confidence in The Jamestown Funds.

                                   Sincerely,

                                   /s/ Austin Brockenbrough, III

                                   Austin Brockenbrough, III
                                   President
                                   Jamestown Tax Exempt Virginia Fund
                                   Jamestown International Equity Fund

                                   /s/ Henry C. Spalding, Jr.

                                   Henry C. Spalding, Jr.
                                   President
                                   Jamestown Balanced Fund
                                   Jamestown Equity Fund

                          The Jamestown Balanced Fund
--------------------------------------------------------------------------------
   Comparison of the Change in Value of a $10,000 Investment in The Jamestown Balanced Fund, the Standard & Poor's 500 Index and the Consumer Price Index

                                                              3/00
                                                             ------
The Jamestown Balanced Fund                                 $33,922
Standard & Poor's 500 Index                                 $60,176
Consumer Price Index                                        $13,290
--------------------------------------------------------------------------------

                      -------------------------------------
                           The Jamestown Balanced Fund
                          Average Annual Total Returns

                      1 Year    5 Years    Since Inception*
                      15.90%     17.88%         13.12%
                      -------------------------------------

              *Initial public offering of shares was July 3, 1989.

            Past performance is not predictive of future performance.


                            The Jamestown Equity Fund
--------------------------------------------------------------------------------
   Comparison of the Change in Value of a $10,000 Investment in The Jamestown
    Equity Fund, the Standard & Poor's 500 Index and the Consumer Price Index

                                                              3/00
                                                             ------
The Jamestown Equity Fund                                   $32,944
Standard & Poor's 500 Index                                 $40,543
Consumer Price Index                                        $11,971
--------------------------------------------------------------------------------

                      -------------------------------------
                            The Jamestown Equity Fund
                          Average Annual Total Returns

                      1 Year    5 Years    Since Inception*
                      24.04%     23.30%         17.64%
                      -------------------------------------

            *Initial public offering of shares was December 1, 1992.

            Past performance is not predictive of future performance.

                     The Jamestown Tax Exempt Virginia Fund
--------------------------------------------------------------------------------
   Comparison of the Change in Value of a $10,000 Investment in The Jamestown Tax Exempt Virginia Fund, the Lipper Intermediate Municipal Fund Index and
                        the Lehman Municipal Bond Index

                                                              3/00
                                                             ------
The Jamestown Tax Exempt Virginia Fund                      $13,066
Lipper Intermediate Municipal Fund Index                    $12,619
Lehman Municipal Bond Index                                 $13,980
--------------------------------------------------------------------------------

                      -------------------------------------
                     The Jamestown Tax Exempt Virginia Fund
                          Average Annual Total Returns

                      1 Year    5 Years    Since Inception*
                       0.04%     4.74%          4.14%
                      -------------------------------------

            *Initial public offering of shares was September 1, 1993.

            Past performance is not predictive of future performance.


                     The Jamestown International Equity Fund
--------------------------------------------------------------------------------
   Comparison of the Change in Value of a $10,000 Investment in The Jamestown
              International Equity Fund and the Morgan Stanley EAFE Index

                                                              3/00
                                                             ------
The Jamestown International Equity Fund                     $19,478
Morgan Stanley EAFE Index                                   $15,517
--------------------------------------------------------------------------------

                      -------------------------------------
                     The Jamestown International Equity Fund
                          Average Annual Total Returns

                           1 Year     Since Inception*
                           39.35%          18.12%
                      -------------------------------------

             *Initial public offering of shares was April 16, 1996.

            Past performance is not predictive of future performance.

THE JAMESTOWN FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
MARCH 31, 2000
================================================================================================================================
                                                                                                    Jamestown        Jamestown
                                                                  Jamestown        Jamestown        Tax Exempt     International
                                                                   Balanced          Equity          Virginia          Equity
                                                                     Fund             Fund             Fund             Fund
--------------------------------------------------------------------------------------------------------------------------------
ASSETS
        Investments in securities:
                At acquisition cost ........................    $  86,007,684     $ 45,080,116     $ 29,189,683     $ 57,812,502
                                                                =============     ============     ============     ============
                At value (Note 1) ..........................    $ 127,621,603     $ 78,047,274     $ 29,010,792     $ 83,187,240
        Cash denominated in foreign currency (Note 5) ......               --               --               --        1,014,108
        Dividends receivable ...............................           40,485           33,484              854          228,963
        Interest receivable ................................          666,120               --          384,475            7,913
        Receivable for securities sold .....................               --               --          509,208        1,357,060
        Receivable for capital shares sold .................          369,902            3,000          400,000        3,000,244
        Receivable from Administrator ......................               --               --               --           38,875
        Other assets .......................................           11,555           24,227            2,067           29,543
                                                                -------------     ------------     ------------     ------------
                TOTAL ASSETS ...............................      128,709,665       78,107,985       30,307,396       88,863,946
                                                                -------------     ------------     ------------     ------------
LIABILITIES
        Bank overdraft .....................................               --               --               --          580,501
        Dividends payable ..................................           33,332            2,241           27,341               --
        Distributions payable ..............................          168,989          218,819               --               --
        Payable for securities purchased ...................               --               --        1,102,938        1,722,859
        Payable for capital shares redeemed ................          214,418           26,871           22,605          591,465
        Accrued investment advisory fees (Note 3) ..........           67,684           40,582            9,671           73,087
        Accrued administration fees (Note 3) ...............           16,910           10,743            3,565           12,390
        Net unrealized depreciation on forward foreign
                currency exchange contracts (Note 6) .......               --               --               --            4,317
        Other accrued expenses and liabilities .............            7,247               --            3,033           30,047
                                                                -------------     ------------     ------------     ------------
                TOTAL LIABILITIES ..........................          508,580          299,256        1,169,153        3,014,666
                                                                -------------     ------------     ------------     ------------
NET ASSETS .................................................    $ 128,201,085     $ 77,808,729     $ 29,138,243     $ 85,849,280
                                                                =============     ============     ============     ============
Net assets consist of:
        Paid-in capital ....................................    $  86,734,918     $ 44,951,824     $ 29,590,313     $ 54,126,327
        Accumulated net realized gains (losses) from
                security and foreign currency transactions .               --               --         (273,179)       6,391,613
        Distributions in excess of net realized gains ......         (147,752)        (110,253)              --               --
        Net unrealized appreciation (depreciation)
                on investments .............................       41,613,919       32,967,158         (178,891)      25,374,738
        Net unrealized depreciation on translation of
                assets and liabilities in foreign currencies               --               --               --          (43,398)
                                                                -------------     ------------     ------------     ------------
Net assets .................................................    $ 128,201,085     $ 77,808,729     $ 29,138,243     $ 85,849,280
                                                                =============     ============     ============     ============
Shares of beneficial interest outstanding (unlimited
        number of shares authorized, no par value) .........        6,466,082        2,990,536        2,975,269        4,772,780
                                                                =============     ============     ============     ============
Net asset value, offering price and redemption
        price per share (Note 1) ...........................    $       19.83     $      26.02     $       9.79     $      17.99
                                                                =============     ============     ============     ============

See accompanying notes to financial statements.

THE JAMESTOWN FUNDS
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED MARCH 31, 2000
=================================================================================================================================
                                                                                                     Jamestown        Jamestown
                                                                   Jamestown        Jamestown        Tax Exempt     International
                                                                    Balanced          Equity          Virginia          Equity
                                                                      Fund             Fund             Fund             Fund
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
        Dividends ............................................    $    633,703     $    526,930     $  1,349,019     $    944,370
        Foreign withholding taxes on dividends ...............              --               --               --         (108,753)
        Interest .............................................       2,523,311          155,258           17,785          109,668
                                                                  ------------     ------------     ------------     ------------
                TOTAL INVESTMENT INCOME ......................       3,157,014          682,188        1,366,804          945,285
                                                                  ------------     ------------     ------------     ------------
EXPENSES
        Investment advisory fees (Note 3) ....................         759,276          436,091          110,838          660,974
        Administration fees (Note 3) .........................         193,587          119,167           41,496          147,384
        Custodian fees .......................................          14,992            8,496            4,362           82,536
        Registration fees ....................................          17,081           15,218            1,871           17,976
        Professional fees ....................................          13,945            8,326            8,326           11,946
        Pricing costs ........................................          10,220              777            7,969            9,481
        Trustees' fees and expenses ..........................           8,464            8,464            8,464            8,464
        Printing of shareholder reports ......................           5,858            6,419            3,694            5,344
        Other expenses .......................................           5,157            5,928            2,378            9,137
                                                                  ------------     ------------     ------------     ------------
                TOTAL EXPENSES ...............................       1,028,580          608,886          189,398          953,242
        Expenses reimbursed through a directed
                brokerage arrangement (Note 4) ...............         (24,000)         (18,000)              --               --
                                                                  ------------     ------------     ------------     ------------
                NET EXPENSES .................................       1,004,580          590,886          189,398          953,242
                                                                  ------------     ------------     ------------     ------------

NET INVESTMENT INCOME  (LOSS) ................................       2,152,434           91,302        1,177,406           (7,957)
                                                                  ------------     ------------     ------------     ------------
REALIZED AND UNREALIZED GAINS (LOSSES)
  ON INVESTMENTS AND FOREIGN CURRENCIES (Note 5)
        Net realized gains (losses) from:
                Security transactions ........................       4,813,070        2,953,963         (273,179)       9,161,355
                Foreign currency transactions ................              --               --               --           59,241
        Net change in unrealized appreciation/depreciation on:
                Investments ..................................      10,736,573       12,102,255         (842,700)      13,892,377
                Foreign currency translation .................              --               --               --          (48,490)
                                                                  ------------     ------------     ------------     ------------
NET REALIZED AND UNREALIZED
        GAINS (LOSSES) ON INVESTMENTS
        AND FOREIGN CURRENCIES ...............................      15,549,643       15,056,218       (1,115,879)      23,064,483
                                                                  ------------     ------------     ------------     ------------

NET INCREASE IN NET ASSETS
        FROM OPERATIONS ......................................    $ 17,702,077     $ 15,147,520     $     61,527     $ 23,056,526
                                                                  ============     ============     ============     ============

See accompanying notes to financial statements.

THE JAMESTOWN FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
===============================================================================================================================
                                                                         Jamestown                          Jamestown
                                                                       Balanced Fund                       Equity Fund
                                                              -------------------------------     -----------------------------
                                                                  Year              Year              Year             Year
                                                                 Ended             Ended             Ended            Ended
                                                                March 31,         March 31,         March 31,        March 31,
                                                                  2000              1999              2000             1999
-------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
        Net investment income ............................    $   2,152,434     $   2,044,580     $     91,302     $    194,305
        Net realized gains (losses) from
                security transactions ....................        4,813,070         1,234,403        2,953,963         (369,569)
        Net change in unrealized appreciation/depreciation
                on investments ...........................       10,736,573         4,507,324       12,102,255        5,043,678
                                                              -------------     -------------     ------------     ------------
Net increase in net assets from operations ...............       17,702,077         7,786,307       15,147,520        4,868,414
                                                              -------------     -------------     ------------     ------------
DISTRIBUTIONS TO SHAREHOLDERS
        From net investment income .......................       (2,152,434)       (2,047,558)         (91,302)        (198,327)
        From net realized gains from security transactions       (4,880,959)       (1,302,068)      (2,680,161)              --
                                                              -------------     -------------     ------------     ------------
Decrease in net assets from distributions
        to shareholders ..................................       (7,033,393)       (3,349,626)      (2,771,463)        (198,327)
                                                              -------------     -------------     ------------     ------------
FROM CAPITAL SHARE TRANSACTIONS
        Proceeds from shares sold ........................        8,830,494        13,392,101        8,147,118       11,342,221
        Net asset value of shares issued in reinvestment
                of distributions to shareholders .........        6,724,517         3,140,088        2,521,395          171,755
        Payments for shares redeemed .....................      (10,826,415)       (9,573,352)      (8,651,809)      (4,982,200)
                                                              -------------     -------------     ------------     ------------
Net increase in net assets from capital share
         transactions ....................................        4,728,596         6,958,837        2,016,704        6,531,776
                                                              -------------     -------------     ------------     ------------

TOTAL INCREASE IN NET ASSETS .............................       15,397,280        11,395,518       14,392,761       11,201,863

NET ASSETS
        Beginning of year ................................      112,803,805       101,408,287       63,415,968       52,214,105
                                                              -------------     -------------     ------------     ------------
        End of year ......................................    $ 128,201,085     $ 112,803,805     $ 77,808,729     $ 63,415,968
                                                              =============     =============     ============     ============
CAPITAL SHARE ACTIVITY
        Sold .............................................          472,789           766,478          349,898          565,307
        Reinvested .......................................          346,587           178,274           98,084            8,737
        Redeemed .........................................         (579,486)         (554,334)        (372,354)        (248,873)
                                                              -------------     -------------     ------------     ------------
        Net increase in shares outstanding ...............          239,890           390,418           75,628          325,171
        Shares outstanding, beginning of year ............        6,226,192         5,835,774        2,914,908        2,589,737
                                                              -------------     -------------     ------------     ------------
        Shares outstanding, end of year ..................        6,466,082         6,226,192        2,990,536        2,914,908
                                                              =============     =============     ============     ============

See accompanying notes to financial statements.

THE JAMESTOWN FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
=================================================================================================================================
                                                                      Jamestown Tax Exempt                   Jamestown
                                                                          Virginia Fund               International Equity Fund
                                                                  -----------------------------     -----------------------------
                                                                      Year             Year             Year             Year
                                                                     Ended            Ended            Ended            Ended
                                                                    March 31,        March 31,        March 31,        March 31,
                                                                      2000             1999             2000             1999
---------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
        Net investment income (loss) .........................    $  1,177,406     $    886,964     $     (7,957)    $    178,500
        Net realized gains (losses) from:
                Security transactions ........................        (273,179)          36,651        9,161,355        2,205,161
                Foreign currency transactions ................              --               --           59,241          (56,520)
        Net change in unrealized appreciation/depreciation on:
                Investments ..................................        (842,700)          81,607       13,892,377        1,511,375
                Foreign currency translation .................              --               --          (48,490)        (120,768)
                                                                  ------------     ------------     ------------     ------------
Net increase in net assets from operations ...................          61,527        1,005,222       23,056,526        3,717,748
                                                                  ------------     ------------     ------------     ------------
DISTRIBUTIONS TO SHAREHOLDERS
        From net investment income ...........................      (1,177,406)        (886,964)        (176,037)        (238,226)
        From net realized gains from security transactions ...         (26,368)         (11,065)      (3,331,220)              --
                                                                  ------------     ------------     ------------     ------------
Decrease in net assets from distributions
        to shareholders ......................................      (1,203,774)        (898,029)      (3,507,257)        (238,226)
                                                                  ------------     ------------     ------------     ------------
FROM CAPITAL SHARE TRANSACTIONS
        Proceeds from shares sold ............................       8,385,959        8,922,497       90,812,642        9,046,185
        Net asset value of shares issued in reinvestment
                of distributions to shareholders .............         782,744          487,854        3,459,170          231,344
        Payments for shares redeemed .........................      (4,514,008)      (2,104,477)     (81,991,058)      (1,280,438)
                                                                  ------------     ------------     ------------     ------------
Net increase in net assets from
        capital share transactions ...........................       4,654,695        7,305,874       12,280,754        7,997,091
                                                                  ------------     ------------     ------------     ------------

TOTAL INCREASE IN NET ASSETS .................................       3,512,448        7,413,067       31,830,023       11,476,613

NET ASSETS
        Beginning of year ....................................      25,625,795       18,212,728       54,019,257       42,542,644
                                                                  ------------     ------------     ------------     ------------
        End of year ..........................................    $ 29,138,243     $ 25,625,795     $ 85,849,280     $ 54,019,257
                                                                  ============     ============     ============     ============
CAPITAL SHARE ACTIVITY
        Sold .................................................         851,453          871,702        5,427,637          673,952
        Reinvested ...........................................          79,693           47,603          230,579           17,619
        Redeemed .............................................        (462,080)        (206,362)      (4,847,275)        (102,274)
                                                                  ------------     ------------     ------------     ------------
        Net increase in shares outstanding ...................         469,066          712,943          810,941          589,297
        Shares outstanding, beginning of year ................       2,506,203        1,793,260        3,961,839        3,372,542
                                                                  ------------     ------------     ------------     ------------
        Shares outstanding, end of year ......................       2,975,269        2,506,203        4,772,780        3,961,839
                                                                  ============     ============     ============     ============

See accompanying notes to financial statements.

THE JAMESTOWN BALANCED FUND
FINANCIAL HIGHLIGHTS
==================================================================================================================================
                                                   Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Year
----------------------------------------------------------------------------------------------------------------------------------
                                                                                  Years Ended March 31,
                                                        --------------------------------------------------------------------------
                                                           2000            1999            1998            1997            1996
----------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year ...............    $    18.12      $    17.38      $    15.17      $    14.77      $    12.76
                                                        ----------      ----------      ----------      ----------      ----------
Income from investment operations:
        Net investment income ......................          0.35            0.34            0.37            0.35            0.36
        Net realized and unrealized gains
                on investments .....................          2.49            0.95            4.31            1.45            2.50
                                                        ----------      ----------      ----------      ----------      ----------
Total from investment operations ...................          2.84            1.29            4.68            1.80            2.86
                                                        ----------      ----------      ----------      ----------      ----------
Less distributions:
        Dividends from net investment income .......         (0.35)          (0.34)          (0.37)          (0.35)          (0.36)
        Distributions from net realized gains ......         (0.78)          (0.21)          (2.10)          (1.05)          (0.49)
                                                        ----------      ----------      ----------      ----------      ----------
Total distributions ................................         (1.13)          (0.55)          (2.47)          (1.40)          (0.85)
                                                        ----------      ----------      ----------      ----------      ----------

Net asset value at end of year .....................    $    19.83      $    18.12      $    17.38      $    15.17      $    14.77
                                                        ==========      ==========      ==========      ==========      ==========

Total return .......................................         15.90%           7.56%          32.42%          12.29%          22.79%
                                                        ==========      ==========      ==========      ==========      ==========

Net assets at end of year (000's) ..................    $  128,201      $  112,804      $  101,408      $   70,654      $   61,576
                                                        ==========      ==========      ==========      ==========      ==========

Ratio of gross expenses to average net assets ......          0.88%           0.88%           0.90%           0.91%           0.93%

Ratio of net expenses to average net assets (a) ....          0.86%           0.86%           0.87%           0.87%           0.88%

Ratio of net investment income to average net assets          1.85%           1.95%           2.21%           2.31%           2.52%

Portfolio turnover rate ............................            62%             69%             90%             58%             72%

(a) Ratios were determined based on net expenses after expense reimbursements through a directed brokerage arrangement (Note 4).

See accompanying notes to financial statements.

THE JAMESTOWN EQUITY FUND
FINANCIAL HIGHLIGHTS
==================================================================================================================================
                                                   Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Year
----------------------------------------------------------------------------------------------------------------------------------
                                                                                    Years Ended March 31,
                                                            ----------------------------------------------------------------------
                                                               2000           1999           1998           1997           1996
----------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year ...................    $    21.76     $    20.16     $    15.66     $    13.96     $    11.29
                                                            ----------     ----------     ----------     ----------     ----------
Income from investment operations:
        Net investment income ..........................          0.03           0.07           0.11           0.13           0.15
        Net realized and unrealized gains on investments          5.18           1.60           6.47           2.00           2.98
                                                            ----------     ----------     ----------     ----------     ----------
Total from investment operations .......................          5.21           1.67           6.58           2.13           3.13
                                                            ----------     ----------     ----------     ----------     ----------
Less distributions:
        Dividends from net investment income ...........         (0.03)         (0.07)         (0.11)         (0.13)         (0.15)
        Distributions from net realized gains ..........         (0.92)            --          (1.97)         (0.30)         (0.31)
                                                            ----------     ----------     ----------     ----------     ----------
Total distributions ....................................         (0.95)         (0.07)         (2.08)         (0.43)         (0.46)
                                                            ----------     ----------     ----------     ----------     ----------

Net asset value at end of year .........................    $    26.02     $    21.76     $    20.16     $    15.66     $    13.96
                                                            ==========     ==========     ==========     ==========     ==========

Total return ...........................................         24.04%          8.33%         43.74%         15.27%         28.00%
                                                            ==========     ==========     ==========     ==========     ==========

Net assets at end of year (000's) ......................    $   77,809     $   63,416     $   52,214     $   31,180     $   17,857
                                                            ==========     ==========     ==========     ==========     ==========

Ratio of gross expenses to average net assets ..........          0.91%          0.92%          0.93%          0.98%          1.14%

Ratio of net expenses to average net assets(a) .........          0.88%          0.89%          0.90%          0.92%          1.01%

Ratio of net investment income to average net assets ...          0.14%          0.35%          0.60%          0.85%          1.27%

Portfolio turnover rate ................................            67%            66%            59%            44%            54%

(a) Ratios were determined based on net expenses after expense reimbursements through a directed brokerage arrangement (Note 4).

See accompanying notes to financial statements.

THE JAMESTOWN TAX EXEMPT VIRGINIA FUND
FINANCIAL HIGHLIGHTS
==================================================================================================================================
                                                   Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Year
----------------------------------------------------------------------------------------------------------------------------------
                                                                                   Years Ended March 31,
                                                        --------------------------------------------------------------------------
                                                           2000            1999            1998            1997            1996
----------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year ...............    $    10.22      $    10.16      $     9.83      $     9.85      $     9.68
                                                        ----------      ----------      ----------      ----------      ----------
Income (loss) from investment operations:
        Net investment income ......................          0.42            0.43            0.44            0.45            0.45
        Net realized and unrealized gains (losses)
                on investments .....................         (0.42)           0.07            0.33           (0.02)           0.17
                                                        ----------      ----------      ----------      ----------      ----------
Total from investment operations ...................          0.00            0.50            0.77            0.43            0.62
                                                        ----------      ----------      ----------      ----------      ----------
Less distributions:
        Dividends from net investment income .......         (0.42)          (0.43)          (0.44)          (0.45)          (0.45)
        Distributions from net realized gains ......         (0.01)          (0.01)             --              --              --
                                                        ----------      ----------      ----------      ----------      ----------
Total distributions ................................         (0.43)          (0.44)          (0.44)          (0.45)          (0.45)
                                                        ----------      ----------      ----------      ----------      ----------

Net asset value at end of year .....................    $     9.79      $    10.22      $    10.16      $     9.83      $     9.85
                                                        ==========      ==========      ==========      ==========      ==========

Total return .......................................          0.04%           4.92%           8.00%           4.39%           6.51%
                                                        ==========      ==========      ==========      ==========      ==========

Net assets at end of year (000's) ..................    $   29,138      $   25,626      $   18,213      $   11,197      $    8,779
                                                        ==========      ==========      ==========      ==========      ==========

Ratio of net expenses to average net assets (a) ....          0.69%           0.73%           0.75%           0.75%           0.75%

Ratio of net investment income to average net assets          4.27%           4.17%           4.40%           4.51%           4.57%

Portfolio turnover rate ............................            47%             31%             33%             24%             14%

(a) Absent investment advisory fees waived and/or expenses reimbursed by the Adviser, the ratios of expenses to average net assets would have been 0.78%, 0.88% and 1.04% for the years ended March 31, 1998, 1997 and 1996, respectively.

See accompanying notes to financial statements.

THE JAMESTOWN INTERNATIONAL EQUITY FUND
FINANCIAL HIGHLIGHTS
==================================================================================================================
                                 Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Period
------------------------------------------------------------------------------------------------------------------
                                                            Year            Year            Year          Period
                                                           Ended           Ended           Ended           Ended
                                                          March 31,       March 31,       March 31,      March 31,
                                                            2000            1999            1998          1997(a)
------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period ..............    $    13.63      $    12.61      $     9.81      $    10.00
                                                         ----------      ----------      ----------      ----------
Income (loss) from investment operations:
        Net investment income (loss) ................         (0.00)           0.05           (0.01)          (0.01)
        Net realized and unrealized gains (losses)
                on investments and foreign currencies          5.19            1.04            2.91           (0.14)
                                                         ----------      ----------      ----------      ----------
Total from investment operations ....................          5.19            1.09            2.90           (0.15)
                                                         ----------      ----------      ----------      ----------
Less distributions:
        Dividends from net investment income ........         (0.04)          (0.07)          (0.10)          (0.04)
        Distributions from net realized gains .......         (0.79)             --              --              --
                                                         ----------      ----------      ----------      ----------
Total distributions .................................         (0.83)          (0.07)          (0.10)          (0.04)
                                                         ----------      ----------      ----------      ----------

Net asset value at end of period ....................    $    17.99      $    13.63      $    12.61      $     9.81
                                                         ==========      ==========      ==========      ==========

Total return ........................................         39.35%           8.67%          29.67%          (1.56)%(c)
                                                         ==========      ==========      ==========      ==========

Net assets at end of period (000's) .................    $   85,849      $   54,019      $   42,543      $   29,290
                                                         ==========      ==========      ==========      ==========

Ratio of net expenses to average net assets (b) .....          1.56%           1.51%           1.56%           1.60%(c)

Ratio of net investment income (loss) to
        average net assets ..........................         (0.01)%          0.38%          (0.05)%         (0.15)%(c)

Portfolio turnover rate .............................            52%             39%             47%             70%(c)

(a) Represents the period from the commencement of operations (April 16, 1996) through March 31, 1997.

(b) Absent investment advisory fees waived by the Adviser, the ratio of expenses to average net assets would have been 1.71%(c) for the period ended March 31, 1997.

(c)  Annualized.

See accompanying notes to financial statements.

THE JAMESTOWN FUNDS
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2000
================================================================================

1.   SIGNIFICANT ACCOUNTING POLICIES

The Jamestown Balanced Fund, The Jamestown Equity Fund, The Jamestown Tax Exempt Virginia Fund and The Jamestown International Equity Fund (individually, a Fund, and, collectively, the Funds) are each a no-load series of the Williamsburg Investment Trust (the Trust), an open-end management investment company registered under the Investment Company Act of 1940. The Trust was organized as a Massachusetts business trust on July 18, 1988.

The Jamestown Balanced Fund's investment objectives are long-term growth of capital and income through investment in a balanced portfolio of equity and fixed income securities. Capital protection and low volatility are important investment goals.

The Jamestown Equity Fund's investment objective is long-term growth of capital through investment in a diversified portfolio composed primarily of common stocks. Current income is incidental to this objective and may not be significant.

The Jamestown Tax Exempt Virginia Fund's investment objectives are to provide current income exempt from federal income taxes and from the personal income taxes of Virginia, to preserve capital, to limit credit risk and to take advantage of opportunities to increase and enhance the value of an investment in the Fund. The Fund invests primarily in debt obligations issued by the State of Virginia and its political subdivisions, agencies, authorities and instrumentalities and by other issuers the interest from which is exempt from the personal income taxes of Virginia. The marketability and market value of these obligations could be affected by certain Virginia political and economic developments.

The Jamestown International Equity Fund's investment objective is to achieve superior total returns through investment in equity securities of issuers located outside the United States.

The following is a summary of the Funds' significant accounting policies:

Securities valuation -- The Funds' portfolio securities are valued as of the close of business of the regular session of the New York Stock Exchange (normally 4:00 p.m., Eastern time). Securities which are traded over-the-counter are valued at the last sales price, if available, otherwise, at the last quoted bid price. Securities traded on a national or foreign stock exchange are valued based upon the closing price on the principal exchange where the security is traded. It is expected that fixed income securities will ordinarily be traded in the over-the-counter market, and common stocks will ordinarily be traded on a national securities exchange, but may also be traded in the over-the-counter market. When market quotations are not readily available, fixed income securities may be valued on the basis of prices provided by an independent pricing service. If a pricing service cannot provide a valuation, securities will be valued in good faith at fair value using methods consistent with those determined by the Board of Trustees. Foreign securities are translated from the local currency into U.S. dollars using currency exchange rates supplied by a quotation service.

Repurchase agreements -- The Jamestown Balanced Fund and The Jamestown Equity Fund may enter into joint repurchase agreements with other funds within the Trust. The joint repurchase agreement, which is collateralized by U.S. Government obligations, is valued at cost which, together with accrued interest, approximates market. At the time the Funds enter into the joint repurchase agreement, the seller agrees that the value of the underlying securities, including accrued interest, will at all times be equal to or exceed the face amount of the repurchase agreement. In addition, each Fund actively monitors and seeks additional collateral, as needed.

Share valuation -- The net asset value per share of each Fund is calculated daily by dividing the total value of each Fund's assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of each Fund is equal to the net asset value per share.

THE JAMESTOWN FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
================================================================================

Investment income -- Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Discounts and premiums on securities purchased are amortized in accordance with income tax regulations.

Distributions to shareholders -- Dividends arising from net investment income, if any, are declared and paid quarterly to shareholders of The Jamestown Balanced Fund, The Jamestown Equity Fund and The Jamestown International Equity Fund and are declared daily and paid monthly to shareholders of The Jamestown Tax Exempt Virginia Fund. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Income dividends and capital gain distributions are determined in accordance with income tax regulations.

Security transactions -- Security transactions are accounted for on trade date. Cost of securities sold is determined on a specific identification basis.

Securities traded on a "to-be-announced" basis -- The Jamestown Balanced Fund occasionally trades securities on a "to-be-announced" (TBA) basis. In a TBA transaction, the Fund has committed to purchase securities for which all specific information is not yet known at the time of the trade, particularly the face amount in mortgage-backed securities transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other portfolio securities.

Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax -- It is each Fund's policy to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is based upon the federal income tax cost of investment securities as of March 31, 2000:

                                               Jamestown         Jamestown       Jamestown        Jamestown
                                                Balanced          Equity        Tax Exempt      International
                                                  Fund             Fund        Virginia Fund     Equity Fund
-------------------------------------------------------------------------------------------------------------
Gross unrealized appreciation ............    $ 43,267,359     $ 33,535,684     $    219,563     $ 28,750,360
Gross unrealized depreciation ............      (1,801,192)        (678,779)        (398,454)      (3,375,622)
                                              ------------     ------------     ------------     ------------
Net unrealized appreciation (depreciation)    $ 41,466,167     $ 32,856,905     $   (178,891)    $ 25,374,738
                                              ============     ============     ============     ============

Federal income tax cost ..................    $ 86,155,436     $ 45,190,369     $ 29,189,683     $ 57,812,502
                                              ============     ============     ============     ============
-------------------------------------------------------------------------------------------------------------

The difference between the federal income tax cost of portfolio investments and the financial statement cost for The Jamestown Balanced Fund and The Jamestown Equity Fund is due to certain timing differences in the recognition of capital losses under income tax regulations and generally accepted accounting principles.

THE JAMESTOWN FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
================================================================================

As of March 31, 2000, The Jamestown Tax Exempt Virginia Fund had capital loss carryforwards for federal income tax purposes of $151,518 which expire on March 31, 2008. In addition, the Fund had net realized capital losses of $121,661 during the period from November 1, 1999 through March 31, 2000, which are treated for federal income tax purposes as arising during the Fund's tax year ending March 31, 2001. These capital loss carryforwards and "post-October" losses may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

Reclassification of capital accounts - For the year ended March 31, 2000, The Jamestown International Equity Fund reclassed net investment losses of $124,753 against accumulated net realized gains from security transactions on the Statement of Assets and Liabilities. Such reclassification, the result of permanent differences between financial statement and income tax reporting requirements, has no effect on the Fund's net assets or net asset value per share.

2.   INVESTMENT TRANSACTIONS

Investment transactions, other than short-term investments, were as follows for the year ended March 31, 2000:

-----------------------------------------------------------------------------------------------------------------------
                                                                Jamestown      Jamestown      Jamestown      Jamestown
                                                                Balanced        Equity       Tax Exempt    International
                                                                  Fund           Fund       Virginia Fund   Equity Fund
                                                               -----------    -----------    -----------    -----------
Purchases of investment securities ........................    $67,120,366    $42,668,817    $16,647,573    $40,946,687
                                                               ===========    ===========    ===========    ===========
Proceeds from sales and maturities of investment securities    $68,488,975    $43,567,254    $11,572,325    $32,780,734
                                                               ===========    ===========    ===========    ===========
-----------------------------------------------------------------------------------------------------------------------

3.   TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS
The Funds' investments are managed by Lowe, Brockenbrough & Company, Inc. (the Adviser), under the terms of an Investment Advisory Agreement. Under the Investment Advisory Agreement, The Jamestown Balanced Fund pays the Adviser a fee, which is computed and accrued daily and paid monthly, at an annual rate of
 .65% on its average daily net assets up to $250 million, .60% on the next $250 million of such net assets and .55% on such net assets in excess on $500 million. The Jamestown Equity Fund pays the Adviser a fee at an annual rate of
 .65% on its average daily net assets up to $500 million and .55% on such net assets in excess on $500 million. The Jamestown Tax Exempt Virginia Fund pays the Adviser a fee at an annual rate of .40% on its average daily net assets up to $250 million, .35% on the next $250 million of such net assets and .30% on such net assets in excess of $500 million. The Jamestown International Equity Fund pays the Adviser a fee at an annual rate of 1.00% on its average daily net assets. Certain Trustees and officers of the Trust are also officers of the Adviser.

The Adviser retains Oechsle International Advisors, LLC (Oechsle) to provide The Jamestown International Equity Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and to furnish advice and recommendations with respect to investments, investment policies and the purchase and sale of securities, pursuant to the terms of a Sub-Advisory Agreement. Under the Sub-Advisory Agreement, the Adviser, not the Fund, pays Oechsle a fee in the amount of one-half of the monthly advisory fee received by the Adviser, net of any investment advisory fee waivers.

ADMINISTRATIVE SERVICES AGREEMENT
Under the terms of an Administrative Services Agreement between the Trust and Integrated Fund Services, Inc. (IFS), IFS provides administrative, pricing, accounting, dividend disbursing, shareholder servicing and transfer agent services for the Funds. For these services, IFS receives a monthly fee from each of The Jamestown Balanced Fund and The Jamestown Equity Fund at an annual rate of .20% on its respective average daily net assets up to $25 million; .175% on the next $25 million of such net assets; and .15% on such net assets in excess of $50 million, subject to a $2,000 minimum monthly fee with respect to each Fund. From The Jamestown Tax Exempt Virginia Fund, IFS receives a monthly fee at an annual rate of .15% on its average daily net assets up to $200 million and
 .10% on such net assets in excess of $200 million, subject to a $2,000 minimum monthly fee. From The Jamestown International Equity Fund, IFS receives a monthly fee at an annual rate of .25% on its average daily net assets up to $25 million; .225% on the next

THE JAMESTOWN FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
================================================================================

$25 million of such net assets; and .20% on such net assets in excess of $50 million, subject to a $4,000 minimum monthly fee. In addition, each Fund pays IFS out-of-pocket expenses including, but not limited to, postage, supplies and costs of pricing the Funds' portfolio securities. Certain officers of the Trust are also officers of IFS, or of IFS Fund Distributors, Inc., the exclusive underwriter of each Funds' shares and an affiliate of IFS.

4.   DIRECTED BROKERAGE ARRANGEMENT

In order to reduce the total operating expenses of The Jamestown Balanced Fund and The Jamestown Equity Fund, each Fund's custodian fees and a portion of other operating expenses have been paid through an arrangement with a third-party broker-dealer who is compensated through commission trades. Payment of expenses by the broker-dealer is based on a percentage of commissions earned. Expenses reimbursed through the directed brokerage arrangement totaled $24,000 and $18,000 for The Jamestown Balanced Fund and The Jamestown Equity Fund, respectively, for the year ended March 31, 2000.

5.   FOREIGN CURRENCY TRANSLATION

With respect to The Jamestown International Equity Fund, amounts denominated in or expected to settle in foreign currencies are translated into U.S. dollars based on exchange rates on the following basis:

A. The market values of investment securities and other assets and liabilities are translated at the closing rate of exchange each day.

B. Purchases and sales of investment securities and income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions.

C. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from those resulting from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

Reported net realized foreign exchange gains or losses arise from 1) purchases and sales of foreign currencies, 2) currency gains or losses realized between the trade and settlement dates on securities transactions and 3) the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Reported net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in exchange rates.

6.   FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

The Jamestown International Equity Fund enters into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific transactions or portfolio positions. The objective of the Fund's foreign currency hedging transactions is to reduce risk that the U.S. dollar value of the Fund's securities denominated in foreign currency will decline in value due to changes in foreign currency exchange rates. All foreign currency exchange contracts are "marked-to-market" daily at the applicable translation rates resulting in unrealized gains or losses. Realized and unrealized gains or losses are included in the Fund's Statement of Assets and Liabilities and Statement of Operations. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

THE JAMESTOWN FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
================================================================================

As of March 31, 2000, the Jamestown International Equity Fund had forward foreign currency exchange contracts outstanding as follows:

--------------------------------------------------------------------------------
                                                                  Net Unrealized
Settlement       To Receive           Initial        Market        Appreciation
Date            (To Deliver)           Value          Value       (Depreciation)
--------------------------------------------------------------------------------
Contracts To Sell
   04/04/00        (167,062) EUR    $  159,628     $   159,901     $    (273)
   04/28/00         (28,509) EUR        27,283          27,326           (43)
   04/28/00        (407,731) EUR       390,198         390,820          (622)
   04/03/00          (2,847) GBP         4,513           4,542           (29)
   04/05/00         (52,032) GBP        82,522          83,005          (483)
   04/06/00         (86,970) GBP       138,308         138,742          (434)
   04/04/00      (2,744,907) SEK       317,606         317,802          (196)
   04/05/00      (2,035,385) SEK       235,155         235,674          (519)
                                    ----------     -----------     ---------
Total sell contracts                 1,355,213       1,357,812        (2,599)
                                    ----------     -----------     ---------
Contracts To Buy
   04/04/00          36,028  EUR       (34,695)        (34,483)         (212)
   04/28/00         430,521  EUR      (415,453)       (412,665)       (2,788)
   04/04/00         164,496  GBP      (261,137)       (262,419)        1,282
                                    ----------     -----------     ---------
Total buy contracts                   (711,285)       (709,567)       (1,718)
                                    ----------     -----------     ---------

Net contracts                       $  643,928     $   648,245     $  (4,317)
                                    ==========     ===========     =========
--------------------------------------------------------------------------------
EUR - Euro Dollar
GBP - British Pound Sterling
SEK - Swedish Krona

7.   FEDERAL TAX INFORMATION (Unaudited)

In accordance with federal tax requirements, the following provides shareholders with information concerning distributions from net realized gains, if any, made by the Funds during the year ended March 31, 2000. On October 31, 1999, the Jamestown Balanced Fund declared and paid a long-term capital gain distribution of $0.1023 per share, the Jamestown Equity Fund declared and paid a long-term capital gain distribution of $0.0642 per share, the Jamestown Tax Exempt Virginia Fund declared and paid a long-term capital gain distribution of $0.0090 per share and the Jamestown International Equity Fund declared and paid a long-term capital gain distribution of $0.7709 per share. As required by federal regulations, shareholders received notification of their portion of the Funds' taxable capital gain distribution, if any, paid during the 1999 calendar year early in 2000. Additionally, on March 31, 2000, the Jamestown Balanced Fund declared and paid a long-term capital gain distribution of $0.6810 per share and the Jamestown Equity Fund declared and paid a long-term capital gain distribution of $0.8593 per share. As required by federal regulations, shareholders will receive notification of their portion of the Funds' taxable capital gain distribution, if any, paid during the 2000 calendar year early in 2001.

THE JAMESTOWN BALANCED FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2000
================================================================================
    SHARES    COMMON STOCKS-- 68.7%                                   VALUE
--------------------------------------------------------------------------------
              ADVERTISING-- 2.0%
    55,000    Interpublic Group of Companies, Inc. .............   $  2,598,750
                                                                   ------------
              COMMERCIAL BANKING-- 1.8%
    18,000    Bank of America Corporation ......................        943,875
    24,000    Fannie Mae .......................................      1,354,500
                                                                   ------------
                                                                      2,298,375
                                                                   ------------
              COMMUNICATIONS-- 4.3%
    57,000    Equifax, Inc. ....................................      1,439,250
    26,000    Lucent Technologies, Inc. ........................      1,579,500
    54,000    MCI WorldCom, Inc.(a) ............................      2,446,875
                                                                   ------------
                                                                      5,465,625
                                                                   ------------
              COMPUTERS/COMPUTER TECHNOLOGY SERVICES-- 20.1%
    16,000    America Online, Inc.(a) ..........................      1,076,000
    79,000    Cisco Systems, Inc.(a) ...........................      6,107,688
    34,000    Computer Sciences Corporation(a) .................      2,690,250
    36,000    Dell Computer Corporation ........................      1,941,750
    24,000    EMC Corporation(a) ...............................      3,000,000
    34,000    Intel Corporation ................................      4,485,875
    25,000    Microsoft Corporation(a) .........................      2,656,250
    48,000    Oracle Corporation(a) ............................      3,747,000
                                                                   ------------
                                                                     25,704,813
                                                                   ------------
              CONSUMER PRODUCTS-- 7.5%
    60,000    Avon Products, Inc. ..............................      1,743,750
    16,000    General Electric Company .........................      2,483,000
    20,000    International Paper Company ......................        855,000
    42,000    Kimberly-Clark Corporation .......................      2,352,000
    60,000    Sysco Corporation ................................      2,141,250
                                                                   ------------
                                                                      9,575,000
                                                                   ------------
              DRUGS/MEDICAL EQUIPMENT-- 6.5%
    12,000    Bristol-Myers Squibb Company .....................        693,000
    21,000    Lilly (Eli) & Company ............................      1,323,000
    33,000    Merck and Company, Inc. ..........................      2,050,125
    56,000    Schering-Plough Corporation ......................      2,058,000
    23,300    Warner-Lambert Company ...........................      2,271,750
                                                                   ------------
                                                                      8,395,875
                                                                   ------------
              ELECTRONICS-- 2.8%
    18,000    Hewlett-Packard Company ..........................      2,386,125
    31,000    Solectron Corporation(a) .........................      1,241,938
                                                                   ------------
                                                                      3,628,063
                                                                   ------------
              FINANCIAL SERVICES-- 2.5%
    33,000    Capital One Financial Corporation ................      1,581,937
    27,000    Citigroup, Inc. ..................................      1,601,437
                                                                   ------------
                                                                      3,183,374
                                                                   ------------

THE JAMESTOWN BALANCED FUND
PORTFOLIO OF INVESTMENTS (Continued)
================================================================================
    SHARES    COMMON STOCKS-- 68.7% (Continued)                         VALUE
--------------------------------------------------------------------------------
              FIRE SYSTEMS-- 2.8%
    73,000    Tyco International Ltd. ..........................   $  3,640,875
                                                                   ------------
              INSURANCE-- 2.9%
    22,000    American International Group, Inc. ...............      2,409,000
    19,000    Jefferson-Pilot Corporation ......................      1,264,688
                                                                   ------------
                                                                      3,673,688
                                                                   ------------
              MEDIA-- 1.7%
    27,000    MediaOne Group, Inc.(a) ..........................      2,187,000
                                                                   ------------
              OIL AND GAS DRILLING-- 6.6%
    48,000    Coastal Corporation ..............................      2,208,000
    22,442    Exxon Mobil Corporation ..........................      1,746,268
    54,000    Halliburton Company ..............................      2,214,000
    42,000    Texaco, Inc. .....................................      2,252,250
                                                                   ------------
                                                                      8,420,518
                                                                   ------------
              RETAIL STORES-- 5.5%
    56,000    AutoZone, Inc.(a) ................................      1,554,000
    30,000    Circuit City Stores, Inc. ........................      1,826,250
    21,000    Home Depot, Inc. .................................      1,354,500
    32,500    Target Corporation ...............................      2,429,375
                                                                   ------------
                                                                      7,164,125
                                                                   ------------
              UTILITIES - TELEPHONE-- 1.7%
    46,000    BellSouth Corporation ............................      2,162,000
                                                                   ------------

              TOTAL COMMON STOCKS (Cost $45,243,587) ...........   $ 88,098,081
                                                                   ------------

================================================================================
     PAR
    VALUE     U.S. TREASURY OBLIGATIONS-- 6.8%                         VALUE
--------------------------------------------------------------------------------
              U.S. TREASURY NOTES-- 6.3%
$2,040,000    6.50%, due 05/31/2001 ............................   $  2,040,326
   400,000    6.375%, due 08/15/2002 ...........................        399,000
 3,000,000    5.75%, due 08/15/2003 ............................      2,938,590
 2,615,000    7.00%, due 07/15/2006 ............................      2,702,446
                                                                   ------------
                                                                      8,080,362
                                                                   ------------
              U.S. TREASURY INFLATION-PROTECTION NOTES-- 0.5%
   410,779    3.625%, due 07/15/2002 ...........................        409,559
   218,017    3.375%, due 01/15/2007 ...........................        209,976
                                                                   ------------
                                                                        619,535
                                                                   ------------

              TOTAL U.S. TREASURY OBLIGATIONS (Cost $8,900,995)    $  8,699,897
                                                                   ------------

THE JAMESTOWN BALANCED FUND
PORTFOLIO OF INVESTMENTS (Continued)
================================================================================
     PAR
    VALUE     U.S. GOVERNMENT AGENCY OBLIGATIONS-- 2.5%                VALUE
--------------------------------------------------------------------------------
              FEDERAL HOME LOAN MORTGAGE CORPORATION-- 1.9%
$1,000,000    6.25%, due 07/15/2004 ............................   $    969,220
 1,500,000    6.625%, due 09/15/2009 ...........................      1,442,340
                                                                   ------------
                                                                      2,411,560
                                                                   ------------
              FEDERAL NATIONAL MORTGAGE ASSOCIATION-- 0.6%
   900,000    6.25%, due 05/15/2029 ............................        811,404
                                                                   ------------

              TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
              (Cost $3,370,992) ................................   $  3,222,964
                                                                   ------------

================================================================================
     PAR
    VALUE     MORTGAGE-BACKED SECURITIES-- 1.4%                        VALUE
--------------------------------------------------------------------------------
              FEDERAL HOME LOAN MORTGAGE CORPORATION-- 0.5%
$  475,000    Pool #1471-G, 7.00%, due 03/15/2008 ..............   $    470,692
   175,000    Pool #1655-HB, 6.50%, due 10/15/2008 .............        170,844
                                                                   ------------
                                                                        641,536

              FEDERAL NATIONAL MORTGAGE ASSOCIATION-- 0.9%
   425,000    Series #93-18-PJ, 6.50%, due 12/25/2007 ..........        414,638
   801,181    Pool #380512, 6.15%, due 08/01/2008 ..............        747,101
                                                                   ------------
                                                                      1,161,739
                                                                   ------------

              TOTAL MORTGAGE-BACKED SECURITIES (Cost $1,884,575)   $  1,803,275
                                                                   ------------
================================================================================
     PAR
    VALUE     ASSET-BACKED SECURITIES-- 2.0%                           VALUE
--------------------------------------------------------------------------------
               STUDENT LOAN MARKETING ASSOCIATION-- 0.8%
$   360,381   Series #97-3-A1, 6.493%, adjustable rate,
                due 04/25/2006 .................................   $    357,678
    582,316   Series #98-1-A1, 6.603%, adjustable rate,
                due 01/25/2007 .................................        579,404
                                                                   ------------
                                                                        937,082
                                                                   ------------
              OTHER ASSET-BACKED SECURITIES-- 1.2%
              California Infrastructure Trust #97-1-A3,
   700,000      6.17%, due 03/25/2003 ..........................        696,717
              Fleetwood Credit Corporation Grantor Trust #95-A-A,
   229,783      8.45%, due 11/15/2010 ..........................        231,650
              MBNA Master Credit Card Trust #98-J-A,
   500,000      5.25%, due 02/15/2006 ..........................        470,625
              NationsCredit Grantor Trust #96-1-A,
   166,596      5.85%, due 09/15/2011 ..........................        159,620
                                                                   ------------
                                                                      1,558,612
                                                                   ------------

              TOTAL ASSET-BACKED SECURITIES (Cost $2,513,600) ..   $  2,495,694
                                                                   ------------

THE JAMESTOWN BALANCED FUND
PORTFOLIO OF INVESTMENTS (Continued)
================================================================================
     PAR
    VALUE     MUNICIPAL OBLIGATIONS-- 2.9%                             VALUE
--------------------------------------------------------------------------------
              Virginia State Housing Dev. Authority Revenue,
$2,540,000      6.50%, due 10/01/2007 ..........................   $  2,427,046
 1,400,000      6.70%, due 10/01/2008 ..........................      1,349,194
                                                                   ------------

              TOTAL MUNICIPAL OBLIGATIONS (Cost $3,907,422) ....   $  3,776,240
                                                                   ------------

================================================================================
     PAR
    VALUE     CORPORATE BONDS-- 13.7%                                  VALUE
--------------------------------------------------------------------------------
              Associates Corporation, N.A.,
$  675,000      5.85%, due 01/15/2001 ..........................   $    668,797
              Beneficial Corporation Medium Term Notes,
   230,000      6.35%, due 12/03/2001 ..........................        227,247
              Chrysler Financial Corporation,
 1,000,000      5.90%, due 01/26/2001 ..........................        992,540
              Coca-Cola Enterprises,
   385,000      5.75%, due 11/01/2008 ..........................        344,032
              Conoco, Inc.,
   750,000      5.90%, due 04/15/2004 ..........................        714,278
              Duke Realty L.P. Medium Term Notes,
   390,000      6.75%, due 05/30/2008 ..........................        363,024
              Enron Corporation,
   750,000      6.45%, due 11/15/2001 ..........................        738,502
              Equity Residential Properties Trust,
   875,000      6.65%, due 11/15/2003 ..........................        840,070
              Finova Capital Corporation,
 1,000,000      6.25%, due 08/15/2000 ..........................        996,690
              Ford Motor Credit Company Medium Term Notes,
   250,000      8.00%, due 06/15/2002 ..........................        252,815
   475,000      7.20%, due 06/15/2007 ..........................        463,548
              General Electric Capital Corporation,
   420,000      6.52%, due 10/08/2002 ..........................        413,986
              General Motors Acceptance Corporation Medium Term Notes,
   525,000      6.65%, due 05/24/2000 ..........................        525,336
              Goldman Sachs Group,
   950,000      6.65%, due 05/15/2009 ..........................        889,675
              GTE Northwest, Inc.,
   750,000      6.30%, due 06/01/2010 ..........................        684,082
              IBM Corporation,
   650,000      6.375%, due 06/15/2000 .........................        649,805
              International Lease Finance Corporation Medium Term Notes,
   425,000      6.42%, due 09/11/2000 ..........................        424,601
   425,000      6.55%, due 09/15/2000 ..........................        424,817
              International Paper Company,
   735,000      8.68%, due 09/14/2001 ..........................        750,082
              KeyCorp Medium Term Notes,
   675,000      6.75%, due 05/29/2001 ..........................        673,313
              Manitoba (Province of) Medium Term Notes,
   205,000      5.50%, due 10/01/2008 ..........................        183,370
              May Department Stores,
   510,000      5.95%, due 11/01/2008 ..........................        466,380

THE JAMESTOWN BALANCED FUND
PORTFOLIO OF INVESTMENTS (Continued)
================================================================================
     PAR
    VALUE     CORPORATE BONDS-- 13.7% (Continued)                      VALUE
--------------------------------------------------------------------------------
              Merrill Lynch & Company Medium Term Notes,
$  265,000      7.26%, due 03/25/2002 ..........................   $    261,687
              National City Corporation,
   575,000      7.20%, due 05/15/2005 ..........................        563,540
              Norwest Financial, Inc.,
   615,000      5.375%, due 09/30/2003 .........................        580,369
              Pacific Bell,
   435,000      6.625%, due 11/01/2009 .........................        408,261
              Pacific Bell Medium Term Notes,
   400,000      6.875%, due 08/15/2006 .........................        388,708
              Prologis Trust,
   225,000      7.00%, due 10/01/2003 ..........................        217,546
              Sears Roebuck Acceptance Corporation,
   465,000      6.99%, due 09/30/2002 ..........................        461,196
              TRW, Inc.,
   245,000      6.25%, due 01/15/2010 ..........................        215,081
              Union Camp Corporation,
   475,000      6.50%, due 11/15/2007 ..........................        444,120
              U.S. WEST Capital Funding, Inc. Medium Term Notes,
   615,000      6.375%, due 07/15/2008 .........................        568,198
              Worldcom, Inc.,
   772,000      6.125%, due 08/15/2001 .........................        760,242
                                                                   ------------

              TOTAL CORPORATE BONDS (Cost $18,216,999) .........   $ 17,555,938
                                                                   ------------

================================================================================
    SHARES    MONEY MARKETS-- 1.5%                                     VALUE
--------------------------------------------------------------------------------
 1,969,514    Firstar Stellar Treasury Fund (Cost $1,969,514) ..   $  1,969,514
                                                                   ------------

              TOTAL INVESTMENTS AT VALUE-- 99.5%
              (Cost $86,007,684) ...............................   $127,621,603

              OTHER ASSETS IN EXCESS OF LIABILITIES-- 0.5% .....        579,482
                                                                   ------------

              NET ASSETS-- 100.0% ..............................   $128,201,085
                                                                   ============

(a)  Non-income producing security.

See accompanying notes to financial statements.

THE JAMESTOWN EQUITY FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2000
================================================================================
    SHARES    COMMON STOCKS-- 99.0%                                    VALUE
--------------------------------------------------------------------------------
              ADVERTISING-- 2.9%
    48,000    Interpublic Group of Companies, Inc. .............   $  2,268,000
                                                                   ------------
              COMMERCIAL BANKING-- 2.5%
    15,000    Bank of America Corporation ......................        786,562
    17,000    Fannie Mae .......................................        959,437
     4,000    Freddie Mac ......................................        176,750
                                                                   ------------
                                                                      1,922,749
                                                                   ------------
              COMMUNICATIONS-- 6.3%
    50,000    Equifax, Inc. ....................................      1,262,500
    24,000    Lucent Technologies, Inc. ........................      1,458,000
    47,500    MCI WorldCom, Inc.(a) ............................      2,152,344
                                                                   ------------
                                                                      4,872,844
                                                                   ------------
              COMPUTERS/COMPUTER TECHNOLOGY SERVICES-- 28.0%
    14,000    America Online, Inc.(a) ..........................        941,500
    60,000    Cisco Systems, Inc.(a) ...........................      4,638,750
    30,000    Computer Sciences Corporation(a) .................      2,373,750
    32,000    Dell Computer Corporation(a) .....................      1,726,000
    21,000    EMC Corporation(a) ...............................      2,625,000
    30,000    Intel Corporation ................................      3,958,125
    23,000    Microsoft Corporation(a) .........................      2,443,750
    40,000    Oracle Corp.(a) ..................................      3,122,500
                                                                   ------------
                                                                     21,829,375
                                                                   ------------
              CONSUMER PRODUCTS-- 11.0%
    52,000    Avon Products, Inc. ..............................      1,511,250
    14,000    General Electric Company .........................      2,172,625
    19,000    International Paper Company ......................        897,750
    37,000    Kimberly-Clark Corporation .......................      2,072,000
    53,000    SYSCO Corporation ................................      1,891,438
                                                                   ------------
                                                                      8,545,063
                                                                   ------------
              DRUGS/MEDICAL EQUIPMENT-- 9.5%
    11,000    Bristol-Myers Squibb Company .....................        635,250
    18,000    Lilly (Eli) & Company ............................      1,134,000
    29,000    Merck & Co., Inc. ................................      1,801,625
    49,000    Schering-Plough Corporation ......................      1,800,750
    20,600    Warner-Lambert Company ...........................      2,008,500
                                                                   ------------
                                                                      7,380,125
                                                                   ------------
              ELECTRONICS-- 4.1%
    16,000    Hewlett-Packard Company ..........................      2,121,000
    27,000    Solectron Corporation(a) .........................      1,081,688
                                                                   ------------
                                                                      3,202,688
                                                                   ------------
              FINANCIAL SERVICES-- 3.6%
    30,000    Capital One Financial Corporation ................      1,438,125
    23,250    Citigroup, Inc. ..................................      1,379,016
                                                                   ------------
                                                                      2,817,141
                                                                   ------------
              FIRE SYSTEMS-- 4.3%
    67,000    Tyco International, Ltd. .........................      3,341,625
                                                                   ------------

THE JAMESTOWN EQUITY FUND
PORTFOLIO OF INVESTMENTS (Continued)
================================================================================
    SHARES    COMMON STOCKS-- 99.0%                                    VALUE
--------------------------------------------------------------------------------
              INSURANCE-- 4.5%
    19,000    American International Group, Inc. ...............   $  2,080,500
    21,000    Jefferson-Pilot Corporation ......................      1,397,812
                                                                   ------------
                                                                      3,478,312
                                                                   ------------
              MEDIA-- 2.5%
    24,000    MediaOne Group, Inc.(a) ..........................      1,944,000
                                                                   ------------
              OIL AND GAS DRILLING --  9.6%
    43,000    Coastal Corporation ..............................      1,978,000
    19,802    Exxon Mobil Corporation ..........................      1,540,843
    49,000    Halliburton Company ..............................      2,009,000
    37,000    Texaco, Inc. .....................................      1,984,125
                                                                   ------------
                                                                      7,511,968
                                                                   ------------
              RETAIL STORES-- 7.8%
    50,000    AutoZone, Inc.(a) ................................      1,387,500
    23,000    Circuit City Stores - Circuit City Group .........      1,400,125
    18,000    Home Depot, Inc. .................................      1,161,000
    28,500    Target Corporation ...............................      2,130,375
                                                                   ------------
                                                                      6,079,000
                                                                   ------------
              UTILITIES - TELEPHONE-- 2.4%
    40,000    Bell South Corporation ...........................      1,880,000
                                                                   ------------

              TOTAL COMMON STOCKS-- 99.0% (Cost $44,105,732) ...   $ 77,072,890
                                                                   ------------

================================================================================
    SHARES    MONEY MARKETS-- 1.3%                                     VALUE
--------------------------------------------------------------------------------
   974,384    Firstar Stellar Treasury Fund (Cost $974,384) ....   $    974,384
                                                                   ------------

              TOTAL INVESTMENTS AT VALUE-- 100.3%
              (Cost $45,080,116) ...............................   $ 78,047,274

              LIABILITIES IN EXCESS OF OTHER ASSETS-- (0.3%) ...       (238,545)
                                                                   ------------

              NET ASSETS-- 100.0% ..............................   $ 77,808,729
                                                                   ============

(a)  Non-income producing security.

See accompanying notes to financial statements.

THE JAMESTOWN TAX EXEMPT VIRGINIA FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2000
================================================================================
     PAR      VIRGINIA FIXED RATE REVENUE AND GENERAL
    VALUE     OBLIGATION (GO) BONDS-- 98.5%                            VALUE
--------------------------------------------------------------------------------
              Albemarle Co., Virginia, Industrial
                Dev. Authority, Revenue,
$  750,000      3.90%, floating rate, due 10/01/2022 ...........   $    750,000
              Chesterfield Co., Virginia, GO,
   350,000      6.25%, due 07/15/2005,
                  partially prerefunded 07/15/2001 .............        364,063
   750,000      4.00%, due 01/01/2006 ..........................        701,812
              Fairfax Co., Virginia, GO,
   210,000      5.60%, due 05/01/2003 ..........................        212,337
   600,000      5.00%, due 06/01/2014 ..........................        578,706
              Fairfax Co., Virginia, Park Authority, Revenue,
   300,000      6.25%, due 07/15/2005 ..........................        312,687
              Greater Richmond, Virginia, Convention
                Center Authority, Revenue,
   550,000      5.50%, due 06/15/2008 ..........................        560,494
              Hampton, Virginia, GO,
 1,000,000      5.50%, due 02/01/2012 ..........................      1,029,750
              Hanover Co., Virginia, Industrial Dev.
                Authority, Revenue,
 1,000,000      6.50%, due 08/15/2009 ..........................      1,100,860
   225,000      6.25%, due 10/01/2011 ..........................        233,543
              Henrico Co., Virginia, Economic Dev.
                Authority, Revenue,
 1,000,000      5.50%, due 11/01/2008 ..........................      1,030,980
              Henrico Co., Virginia, Water and Sewer, Revenue,
   500,000      4.625%, due 05/01/2017 .........................        441,030
              James City Co., Virginia, GO,
   500,000      5.25%, due 12/15/2015 ..........................        492,605
              Loudoun Co., Virginia, GO,
 1,000,000      4.50%, due 12/01/2002 ..........................        997,710
              Lynchburg, Virginia, GO,
   500,000      5.30%, due 05/01/2014 ..........................        499,090
              Medical College of Virginia Hospitals
                Authority, Revenue,
   700,000      5.00%, due 07/01/2013 ..........................        673,043
              Norfolk, Virginia,  Industrial Dev.
                Authority, Revenue,
 1,000,000      6.50%, due 06/01/2021, prerefunded 06/01/2001 ..      1,042,830
              Norfolk, Virginia, GO,
   500,000      5.25%, due 06/01/2008 ..........................        504,460
   300,000      5.75%, due 06/01/2011 ..........................        310,665
              Petersburg, Virginia, GO,
   500,000      5.125%, due 01/15/2013 .........................        492,820
              Pocahontas Parkway Assoc., Virginia
                Toll Road, Revenue,
   900,000      5.00%, due 08/15/2005 ..........................        865,107
              Portsmouth, Virginia, GO,
   800,000      5.00%, due 08/01/2017 ..........................        748,816
              Prince William Co., Virginia, Park
                Authority, Revenue,
   250,000      6.10%, due 10/15/2004 ..........................        261,658
              Prince William Co., Virginia, Service
                Authority Water & Sewer, Revenue,
   500,000      5.00%, due 07/01/2003 ..........................        504,285
              Richmond, Virginia, GO,
   400,000      6.25%, due 01/15/2018 ..........................        407,412
              Richmond, Virginia, Metropolitan Authority,
                Expressway, Revenue,
   500,000      6.05%, due 07/15/2005 ..........................        520,880

THE JAMESTOWN TAX EXEMPT VIRGINIA FUND
PORTFOLIO OF INVESTMENTS (Continued)
================================================================================
     PAR      VIRGINIA FIXED RATE REVENUE AND GENERAL
    VALUE     OBLIGATION (GO) BONDS -- 98.5% (Continued)               VALUE
--------------------------------------------------------------------------------
              Richmond, Virginia, Redev. & Housing
                Authority, Revenue,
$  500,000      5.00%, due 03/01/2018 ..........................   $    444,530
 1,000,000      3.95%, floating rate, due 04/01/2029 ...........      1,000,000
              Roanoke, Virginia, GO,
   300,000      6.40%, due 08/01/2012, prerefunded 08/01/2001 ..        315,168
 1,000,000      5.00%, due 08/01/2009 ..........................        997,720
              Roanoke, Virginia, Industrial Dev.
                Authority, Hospital, Revenue,
   250,000      3.85%, floating rate, due 07/01/2019 ...........        250,000
              Spotsylvania Co., Virginia, GO,
   400,000      5.75%, due 07/15/2011, prerefunded 07/15/2002 ..        415,812
              Suffolk, Virginia, GO,
   350,000      5.80%, due 06/01/2011 ..........................        366,884
              University of Virginia, Revenue,
 1,000,000      5.25%, due 06/01/2012 ..........................      1,004,120
              Upper Occoquan, Virginia, Sewer
                Authority, Revenue,
   700,000      5.00% due 07/01/2015 ...........................        663,432
              Virginia Beach, Virginia, GO,
 1,000,000      5.25%, due 08/01/2010 ..........................      1,015,070
   325,000      6.20%, due 09/01/2013, prerefunded 09/01/2004 ..        347,500
              Virginia College Building Authority,
                Educational Facilities, Revenue,
   750,000      4.25%, due 02/01/2001 ..........................        750,585
              Virginia State Housing Dev. Authority,
                Commonwealth Mortgages, Revenue,
 1,000,000      6.05%, due 01/01/2013 ..........................      1,027,490
              Virginia State Housing Dev. Authority,
                Multi-Family, Revenue,
   150,000      6.60%, due 11/01/2012 ..........................        157,032
   150,000      6.30%, due 11/01/2015 ..........................        154,472
              Virginia State Public Building Authority, Revenue,
   500,000      6.00%, due 08/01/2003 ..........................        513,695
              Virginia State Public School Authority, Revenue,
 1,000,000      5.25%, due 08/01/2009 ..........................      1,019,140
              Virginia State Resource Authority, Solid
                Waste Disposal System, Revenue,
   500,000      5.50%, due 04/01/2015 ..........................        495,470
              Virginia State Transportation Board, Revenue,
   350,000      6.25%, due 05/15/2012, prerefunded 05/15/2004 ..        370,958
              Virginia State, GO,
 1,000,000      5.375%, due 06/01/2003 .........................      1,021,050
              Winchester, Virginia, I20ndustrial Dev. Authority,
                Educational Facilities, Revenue,
   500,000      5.00%, due 10/01/2018 ..........................        460,305
              York Co., Virginia, Certificates of
                Participation, Revenue,
   250,000      6.625%, due 03/01/2012 .........................        256,860
                                                                   ------------

              TOTAL VIRGINIA FIXED RATE REVENUE AND GENERAL
                OBLIGATION (GO) BONDS-- 98.5% (Cost $28,863,827)   $ 28,684,936
                                                                   ------------

THE JAMESTOWN TAX EXEMPT VIRGINIA FUND
PORTFOLIO OF INVESTMENTS (Continued)
================================================================================
    SHARES    MONEY MARKETS-- 1.1%                                     VALUE
--------------------------------------------------------------------------------
   325,856    Firstar Tax-Free Fund (Cost $325,856) ............   $    325,856
                                                                   ------------

              TOTAL INVESTMENTS AT VALUE-- 99.6%
              (Cost $29,189,683) ...............................   $ 29,010,792

              OTHER ASSETS IN EXCESS OF LIABILITIES-- 0.4% .....        127,451
                                                                   ------------

              NET ASSETS-- 100.0% ..............................   $ 29,138,243
                                                                   ============

See accompanying notes to financial statements.

THE JAMESTOWN INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2000
================================================================================
    SHARES    COMMON STOCKS-- 96.9%                                    VALUE
--------------------------------------------------------------------------------
              BRAZIL-- 0.9%
    31,333    Embratel Participacoes SA ........................   $    802,908
                                                                   ------------
              CANADA-- 3.9%
    16,600    BCE, Inc. ........................................      2,069,569
    21,200    The Seagram Company Ltd. .........................      1,257,281
                                                                   ------------
                                                                      3,326,850
                                                                   ------------
              FRANCE-- 8.6%
    17,216    Aventis SA .......................................        942,312
     5,760    Carrefour SA .....................................        738,023
    27,453    Rhodia SA ........................................        491,245
     8,970    Suez Lyonnaise des Eaux ..........................      1,541,577
     6,613    Total Fina Elf ...................................        990,329
     9,369    Valeo SA .........................................        461,259
    18,676    Vivendi ..........................................      2,153,463
                                                                   ------------
                                                                      7,318,208
                                                                   ------------
              GERMANY-- 14.2%
    17,772    Aventis SA .......................................        935,331
    39,136    Bayerische Motoren Werke (BMW) AG ................      1,233,952
    18,498    Dresdner Bank AG .................................        759,362
    13,471    Mannesmann AG ....................................      4,305,394
    29,770    Metallgesellschaft AG ............................        554,070
     2,571    SAP AG ...........................................      1,851,293
    10,490    Siemens AG .......................................      1,510,701
       395    United Internet AG ...............................        113,393
    18,346    Veba AG ..........................................        937,452
                                                                   ------------
                                                                     12,200,948
                                                                   ------------
              GREECE-- 0.5%
    14,200    Hellenic Telecommunications Organization SA (OTE)         404,311
                                                                   ------------
              HONG KONG-- 3.6%
   166,000    China Telecom (Hong Kong) Ltd. ...................      1,455,018
    91,000    Hutchison Whampoa Ltd. ...........................      1,642,009
                                                                   ------------
                                                                      3,097,027
                                                                   ------------
              HUNGARY-- 0.2%
     2,020    Richter Gedeon Ltd. - GDR ........................        132,816
                                                                   ------------
              ITALY-- 5.9%
   330,623    Banca Nazionale del Lavoro (BNL)(a) ..............      1,126,288
   156,522    Credito Italiano SpA .............................        623,068
   102,006    Mediaset SpA .....................................      2,026,374
   106,116    Telecom Italia SpA ...............................      1,301,774
                                                                   ------------
                                                                      5,077,504
                                                                   ------------
              JAPAN-- 26.8%
              161,000 Fuji Bank Ltd. ...........................      1,514,795
    36,000    Fujitsu Ltd. .....................................      1,105,640
    26,000    Kao Corporation ..................................        795,983
     5,400    Matsushita Communication Industrial Co., Ltd. ....        995,076
    11,000    Murata Manufacturing Company Ltd. ................      2,675,864

THE JAMESTOWN INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (Continued)
================================================================================
    SHARES    COMMON STOCKS-- 96.9% (CONTINUED)                        VALUE
--------------------------------------------------------------------------------
              JAPAN-- 26.8% (Continued)
    72,000    Nikko Securities Company Ltd. ....................   $  1,090,898
        84    Nippon Telegraph and Telephone Corporation .......      1,334,958
    27,000    Nomura Securities Company Ltd. ...................        881,880
       103    NTT Mobile Communication Network, Inc. ...........      4,227,856
    16,000    Pioneer Corporation ..............................        453,956
     6,300    Rohm Company .....................................      2,192,853
   201,000    Sakura Bank Ltd. .................................      1,530,551
    45,000    Sanwa Bank Ltd. ..................................        468,581
     2,080    Shohkoh Fund & Company Ltd. ......................        302,169
       400    Softbank Corporation .............................        410,046
     6,000    Taisho Pharmaceutical Co., Ltd. ..................        207,088
    23,000    Takeda Chemical Industries .......................      1,637,011
     4,500    Takefugi Corporation .............................        482,621
    13,000    Yamanouchi Pharmaceutical Company Ltd. ...........        712,329
                                                                   ------------
                                                                     23,020,155
                                                                   ------------
              KOREA-- 1.4%
    12,290    Korea Telecom Corporation - ADR ..................        537,688
    17,586    SK Telecom Co., Ltd. .............................        685,843
                                                                   ------------
                                                                      1,223,531
                                                                   ------------
              MEXICO-- 0.9%
    11,734    Telefonos de Mexico SA ...........................        786,178
                                                                   ------------
              NETHERLANDS-- 11.2%
    12,158    Gucci Group NV - ADR .............................      1,081,302
    10,333    ING Groep NV .....................................        559,641
    30,609    KPN NV ...........................................      3,504,519
     6,581    KPNQwest NV ......................................        350,133
     5,058    Laurus NV ........................................         53,235
     6,848    Philips Electronics NV ...........................      1,150,681
    19,280    Vendex International NV ..........................        317,323
    38,996    VNU NV ...........................................      2,296,755
    12,845    World Online International NV ....................        287,004
                                                                   ------------
                                                                      9,600,593
                                                                   ------------
              SINGAPORE-- 1.0%
    66,000    DBS Group Holdings Ltd. ..........................        872,026
                                                                   ------------
              SPAIN-- 1.7%
    59,313    Telefonica SA ....................................      1,498,375
                                                                   ------------
              SWEDEN-- 1.9%
    18,716    Telefonaktiebolaget LM Ericsson AB ...............      1,644,149
                                                                   ------------
              SWITZERLAND-- 2.0%
     2,203    Clariant AG ......................................        829,421
       668    Novartis AG ......................................        913,594
                                                                   ------------
                                                                      1,743,015
                                                                   ------------

THE JAMESTOWN INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (Continued)
================================================================================
    SHARES    COMMON STOCKS-- 96.9% (CONTINUED)                        VALUE
--------------------------------------------------------------------------------
              UNITED KINGDOM-- 12.2%
    29,082    Astra Zeneca Group PLC ...........................   $  1,173,317
   248,780    British Aerospace PLC ............................      1,397,013
    78,869    Cable & Wireless PLC .............................      1,480,898
   108,355    Diageo PLC .......................................        827,129
     7,490    Energis PLC ......................................        349,861
    53,231    Glaxo Wellcome PLC ...............................      1,522,605
    47,968    Railtrack Group PLC ..............................        560,534
   160,613    Reed International PLC ...........................      1,175,436
   168,537    Somerfield PLC ...................................        149,221
    97,780    Telewest Communications PLC ......................        751,084
   188,599    Vodafone Group PLC ...............................      1,051,548
                                                                   ------------
                                                                     10,438,646
                                                                   ------------

              TOTAL COMMON STOCKS-- 96.9% (Cost $57,812,502) ...   $ 83,187,240

              OTHER ASSETS IN EXCESS OF LIABILITIES-- 3.1% .....      2,662,040
                                                                   ------------

              NET ASSETS-- 100.0% ..............................   $ 85,849,280
                                                                   ============

(a)  Non-income producing security.

See accompanying notes to financial statements.

REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS
================================================================================

To the Shareholders and Board of Trustees
The Williamsburg Investment Trust
Cincinnati, Ohio

     We have audited the accompanying statements of assets and liabilities of The Jamestown Balanced Fund, The Jamestown Equity Fund, The Jamestown Tax Exempt Virginia Fund and The Jamestown International Equity Fund (each a series of The Williamsburg Investment Trust), including the portfolios of investments, as of March 31, 2000, and the related statements of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards required that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2000 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of The Jamestown Balanced Fund, The Jamestown Equity Fund, The Jamestown Tax Exempt Virginia Fund and The Jamestown International Equity Fund as of March 31, 2000, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for the periods referred to above, in conformity with generally accepted accounting principles.

                                                    Tait, Weller & Baker

Philadelphia, Pennsylvania
April 28, 2000